  As filed with the Securities and Exchange Commission on March 31, 1997
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 10                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 11                            [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Susan S. Krawczyk
                     Sutherland, Asbill & Brennan, L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                             Washington, DC 20004

                      DECLARATION PURSUANT TO RULE 24F-2

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2(b)(2), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

     It is proposed that this filing will become effective

       [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [X]  on April 1, 1997 pursuant to paragraph (b) of Rule 485

       [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [ ]  on ------, ------ 1997 Pursuant to paragraph (a)(1) of Rule 485

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                             CROSS REFERENCE SHEET
                     (PURSUANT TO RULE 495 OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)
                    RELATING TO ITEMS REQUIRED BY FORM N-4
                       (POST-EFFECTIVE AMENDMENT NO. 11)


N-4 ITEM    CAPTION IN PROSPECTUS (PART A)
--------    ------------------------------
 1.         Cover Page

 2.         Special terms

 3. (a)     Expense Table
    (b)     Synopsis
    (c)     Synopsis
    (d)     Not Applicable

 4. (a)     Condensed Financial Information
    (b)     Investment Results
    (c)     Financial Statements

 5. (a)     Cover Page; The Lincoln National Life Insurance Company
    (b) Variable Annuity Account; Investments of the Variable Annuity Account; Cover Page
    (c)     Investments of the Variable Annuity Account
    (d)     Cover Page
    (e)     Voting Rights
    (f)     Not Applicable

 6. (a)     Charges and Other Deductions
    (b)     Charges and Other Deductions
    (c)     Charges and Other Deductions
    (d)     The Contracts - Commissions
    (e)     Charges and Other Deductions
    (f)     Charges and Other Deductions
    (g)     Not Applicable

 7. (a)     The Contracts; Investments of the Variable Annuity Account; Annuity
              Payouts; Voting Rights; Return Privilege
    (b)     Investments of the Variable Annuity Account; The Contracts; Cover
              Page
    (c)     The Contracts
    (d)     The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM    CAPTION IN PROSPECTUS (PART A)
--------    ------------------------------
 8. (a)     Annuity Payouts
    (b)     Annuity Payouts
    (c)     Annuity Payouts
    (d)     Annuity Payouts
    (e)     Annuity Payouts
    (f)     The Contracts; Annuity Payouts

 9. (a)     The Contracts; Annuity Payouts
    (b)     The Contracts; Annuity Payouts

10. (a)     The Contracts; Cover Page; Charges and Other Deductions
    (b)     The Contracts; Investments of the Variable Annuity Account
    (c)     The Contracts
    (d)     Distribution of the Contracts

11. (a)     The Contracts
    (b)     Restrictions Under the Texas Optional Retirement Program
    (c)     The Contracts
    (d)     The Contracts
    (e)     Return Privilege

12. (a)     Federal Tax Status
    (b)     Cover Page; Federal Tax Status
    (c)     Federal Tax Status

13.         Legal Proceedings

14.         Table of Contents to the Statement of Additional
              Information (SAI) for Lincoln National Variable
              Annuity Account H

            CAPTION IN STATEMENT OF ADDITIONAL
N-4 ITEM    INFORMATION (PART B) (continued)
--------    ----------------------------------

15.         Cover Page for Part B

16.         Cover Page for Part B

17. (a)     Not Applicable
    (b)     Not Applicable
    (c)     General Information and History of The Lincoln
              National Life Insurance Company (Lincoln Life)

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

            CAPTION IN STATEMENT OF ADDITIONAL
N-4 ITEM    INFORMATION  (PART B)
--------    ----------------------------------
18. (a)     Not Applicable
    (b)     Not Applicable
    (c)     Services
    (d)     Not Applicable
    (e)     Not Applicable
    (f)     Not Applicable

19. (a)     Purchase of Securities Being Offered
    (b)     Purchase of Securities Being Offered

20. (a)     Not Applicable
    (b)     Principal Underwriter
    (c)     Not Applicable
    (d)     Not Applicable

21.         Calculation of Investment Results

22.         Annuity Payouts

23. (a)     Financial Statements -- Lincoln National Variable
              Annuity Account H
    (b)     Financial Statements -- The Lincoln
              National Life Insurance Company

AMERICAN LEGACY II
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

This Prospectus describes the individual flexible premium deferred variable annuity contract (contract or variable annuity contract) issued by Lincoln National Life Insurance Co. (Lincoln Life). It is for use with the following retirement plans qualified for special tax treatment (qualified plans) under the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and certain tax-exempt organizations [403(b)];

2. Qualified corporate employee pension and profit-sharing trusts and qualified annuity plans;

3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);

4. Individual retirement annuities (IRA);

5. Government deferred compensation plans (457);

6. Simplified employee pension plans (SEP); and

7. SIMPLE 401(k) and IRA plans. Consult your investment dealer as to the availability of this contract for these plans.

Section 403(b) business under number (1.) will normally be accepted only for purchase payments qualifying as 403(b) lump sum transfers or rollovers.

The contract described in this Prospectus is also offered to plans established by persons who are not entitled to participate in one of the previously mentioned plans (nonqualified contracts).

The contract offers you the accumulation of contract value and payment of periodic annuity benefits. These benefits may be paid on a variable or fixed basis or a combination of both. Benefits start at an annuity commencement date which you select. If the annuitant dies before the annuity commencement date, the greater of: (1) the contract value; or (2) the guaranteed minimum death benefit (GMDB) or, if it is then in effect, the enhanced guaranteed minimum death benefit (EGMDB) will be paid to the beneficiary. You may elect the EGMDB when you apply for the contract. (See Death benefit before annuity commencement date)

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

The minimum subsequent purchase payment for the contract is $25 per payment, subject to a $300 annual minimum.

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in shares of a class of one or more specified funds of the American Variable Insurance Series (series): Global Growth Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, High-Yield Bond Fund, Bond Fund, U.S. Government/AAA-Rated Securities Fund, and Cash Management Fund. Both the value of a contract before the annuity commencement date and the amount of payouts afterward will depend upon the investment performance of the fund(s) selected. Investments in these funds are neither insured nor guaranteed by the U.S. Government or by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our General Account. However, this Prospectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the series. Both should be read carefully before investing and kept for future reference.

A statement of additional information (SAI), dated April 1, 1997, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 1, 1997.

TABLE OF CONTENTS

                                                                  Page
----------------------------------------------------------------------
Special terms                                                       3
----------------------------------------------------------------------
Expense tables                                                      4
----------------------------------------------------------------------
Synopsis                                                            6
----------------------------------------------------------------------
Condensed financial information for the variable annuity account    8
----------------------------------------------------------------------
Investment results                                                  9
----------------------------------------------------------------------
Financial statements                                                9
----------------------------------------------------------------------
Lincoln National Life Insurance Co.                                 9
----------------------------------------------------------------------
Variable annuity account (VAA)                                      9
----------------------------------------------------------------------
Investments of the variable annuity account                         9
----------------------------------------------------------------------
Charges and other deductions                                       11
----------------------------------------------------------------------
The contracts                                                      12
----------------------------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      16
------------------------------------------------------------------------
Federal tax status                                                   18
------------------------------------------------------------------------
Voting rights                                                        19
------------------------------------------------------------------------
Distribution of the contracts                                        19
------------------------------------------------------------------------
Return privilege                                                     20
------------------------------------------------------------------------
State regulation                                                     20
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             20
------------------------------------------------------------------------
Records and reports                                                  20
------------------------------------------------------------------------
Other information                                                    20
------------------------------------------------------------------------
Statement of Additional Information table of contents for Separate
Account H                                                            21
------------------------------------------------------------------------

SPECIAL TERMS

(Throughout this Prospectus, in order to make the following documents more understandable to you, we have italicized the special terms.)

Account or variable annuity account (VAA) -- The segregated investment account, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the variable side of the contract before the annuity commencement date. See The contracts.

Advisor or investment advisor -- Capital Research and Management Co. (CRMC), which provides investment management services to the series. See Investment advisor.

Annuitant -- The person upon whose life the annuity benefit payments made after the annuity commencement date will be based.

Annuity commencement date -- The valuation date when the funds are withdrawn or converted into annuity units or fixed dollar payout for payment of annuity benefits under the annuity payout option selected. For purposes of determining whether an event occurs before or after the annuity commencement date, the annuity commencement date is deemed to begin at close of business on the valuation date.

Annuity payout option -- An optional form of payout of the annuity available within the contract. See Annuity payouts.

Annuity payout -- An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts after the annuity commencement date. See Annuity payouts.

Beneficiary -- The person whom you designate to receive the death benefit, if any, in case of the annuitant's death.

Cash surrender value -- Upon surrender, the contract value less any applicable charges, fees and taxes.

Code -- The Internal Revenue Code of 1986, as amended.

Contract (variable annuity contract) -- The agreement between you and us providing a variable annuity.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is also the annuitant.

Contract value -- At a given time, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the annuitant dies before the annuity commencement date. See The contracts.

Depositor -- Lincoln National Life Insurance Co.

Enhanced Guaranteed Minimum Death Benefit (EGMDB) -- The EGMDB is the greater of: (1) contract value as of the day on which Lincoln Life approves the payment of a death benefit claim; or (2) the highest contract value on any policy anniversary date (including the inception date) between the time the EGMDB takes effect up to and including the annuitant's age 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

Flexible premium deferred contract -- An annuity contract with an initial purchase payment, allowing additional purchase payments to be made, and with annuity payouts beginning at a future date.

Fund -- Any of the underlying investment options available in the series in which your purchase payments are invested.

Guaranteed Minimum Death Benefit (GMDB) -- The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). See Death benefit before the annuity commencement date.

Home office -- The headquarters of Lincoln National Life Insurance Co., located at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Purchase payments -- Amounts paid into the contract.

Series -- American Variable Insurance Series (series), the funds in which purchase payments are invested.

Statement of additional information (SAI) -- A document required by the SEC to be provided upon request to a prospective purchaser of a contract, you. This free document gives more information about Lincoln Life, the VAA and the variable annuity contract.

Subaccount or American Legacy II subaccount -- That portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Surrender -- A contract right that allows you to terminate your contract and receive your cash surrender value. See The contracts.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Withdrawal -- A contract right that allows you to obtain a portion of your cash surrender value.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

  The maximum contingent deferred sales charge
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The contingent deferred sales charge percentage is reduced over time. The later a redemption occurs, the lower the contingent deferred sales charge with respect to that surrender or withdrawal. See Contingent deferred sales charges.

(Note: This charge may be waived in certain cases. See Contingent deferred sales charges.)

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE:  $35

This is a single charge assessed against the contract value on the last valuation date of each contract year and upon full surrender; it is not a separate charge for each subaccount.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT H ANNUAL EXPENSES FOR AMERICAN LEGACY II SUBACCOUNTS:*

(as a percentage of average account value for each subaccount):

                                 Contracts with EGMDB Contracts without EGMDB
Mortality and expense risk fees         1.25%                  1.25%
EGMDB Charge                             .15%                    --
Account fees and expenses                .10%                   .10%
                                        -----                  -----
Total Account H annual expenses
 for American Legacy II
 subaccounts                            1.50%                  1.35%

ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED NOVEMBER 30, 1996:
(as a percentage of each fund's average net assets):

                                    Management     Other        Total
                                    fees       +   expenses =   expenses
------------------------------------------------------------------------
1. Global Growth**                  .69%           .06%         .75%
------------------------------------------------------------------------
2. Growth                           .42            .02          .44
------------------------------------------------------------------------
3. International                    .61            .08          .69
------------------------------------------------------------------------
4. Growth-Income                    .39            .02          .41
------------------------------------------------------------------------
5. Asset Allocation                 .47            .02          .49
------------------------------------------------------------------------
6. High-Yield Bond                  .50            .03          .53
------------------------------------------------------------------------
7. Bond                             .51            .01          .52
------------------------------------------------------------------------
8. U.S. Govt./AAA-Rated Securities  .51            .02          .53
------------------------------------------------------------------------
9. Cash Management                  .45            .02          .47
------------------------------------------------------------------------

 *The VAA is divided into separately-named subaccounts, nine of which are available under the contracts.

  Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.

**These expenses are estimated amounts for the current fiscal year.

EXAMPLES

(reflecting expenses both of the American Legacy II subaccounts and of the funds)

If you surrender your contract at the end of the applicable time period, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                     1 year 3 years 5 years 10 years
--------------------------------------------------------------------
1. Global Growth**                   $81    $116    $143    $242
--------------------------------------------------------------------
2. Growth                             78     106     127     210
--------------------------------------------------------------------
3. International                      81     114     140     236
--------------------------------------------------------------------
4. Growth-Income                      78     105     125     207
--------------------------------------------------------------------
5. Asset Allocation                   79     108     129     215
--------------------------------------------------------------------
6. High-Yield Bond                    79     109     131     219
--------------------------------------------------------------------
7. Bond                               79     109     131     218
--------------------------------------------------------------------
8. U.S. Gov't./AAA-Rated Securities   79     109     131     219
--------------------------------------------------------------------
9. Cash Management                    78     107     128     213
--------------------------------------------------------------------

  If you do not surrender your contract, you would pay the following expenses* on a $1,000 investment, assuming a 5% annual return:

                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
1. Global Growth**                  $20    $63     $108    $242
-------------------------------------------------------------------
2. Growth                            18     56       97     210
-------------------------------------------------------------------
3. International                     21     64      110     236
-------------------------------------------------------------------
4. Growth-Income                     18     55       95     207
-------------------------------------------------------------------
5. Asset Allocation                  19     58       99     215
-------------------------------------------------------------------
6. High-Yield Bond                   19     59      101     219
-------------------------------------------------------------------
7. Bond                              19     59      101     218
-------------------------------------------------------------------
8. U.S. Govt./AAA-Rated Securities   19     59      101     219
-------------------------------------------------------------------
9. Cash Management                   18     57       98     213
-------------------------------------------------------------------

* These expenses, calculated as mandated by the SEC, reflect the annual contract fee as the ratio of the total contract fees collected in the most recent fiscal year to the total average net assets of the account.

** These expenses are estimated amounts for the current fiscal year.

All of the figures provided under the subheading Annual expenses of the funds and part of the data used to produce the figures in the examples were supplied by the underlying portfolio company (series) through the VAA's principal underwriter, American Funds Distributors, Inc. We have not independently verified this information.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly. These examples reflect expenses both of the VAA and of the nine funds. These examples reflect expenses assuming that the EGMDB is NOT in effect. If the EGMDB is in effect, these expenses will be higher.

For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the series. Premium taxes may also be applicable, although they do not appear in the table. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. These examples are unaudited.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual annuity contract issued by Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus is intended to provide disclosure only about the variable portion of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a segregated asset account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more subaccounts, according to your investment choice. Those assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Through its various subaccounts, the VAA uses your purchase payments to purchase series shares, at your direction, in one or more of the following investment funds of the series: Global Growth, Growth, International, Growth-Income, Asset Allocation, High-Yield Bond, Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See Investments of the variable annuity account and Description of the series.

WHO INVESTS MY MONEY? The investment advisor for the series is CRMC, Los Angeles, California. CRMC is a long-established investment management organization, and is registered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

HOW DOES THE CONTRACT WORK? Once we approve your application, you will be issued your individual annuity contract. During the accumulation period, while you are paying in, your purchase payments will buy accumulation units under the contract. Should you decide to annuitize (that is, change your contract to a payout mode rather than an accumulation mode), your accumulation units will be converted to annuity units. Your periodic annuity payout will be based upon the number of annuity units to which you became entitled at the time you decided to annuitize and the value of each unit on the valuation date. See The contracts.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge.

Should you decide to withdraw contract value before your purchase payments have been in your contract for a certain minimum period, you will incur a contingent deferred sales charge of anywhere from 1% to 6%, depending upon how many full contract years those payments have been in the contract. (Note: This sales charge is not assessed upon: the first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of the contract); automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by non contractowners who are at least 59 1/2; a surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday; a surrender of the contract as a result of the death of the annuitant; or electing an annuity payout option available within the contract.


If your state assesses a premium tax with respect to your contract, then at the time the tax is incurred (or at such other time as we may choose), we will deduct those amounts from purchase payments or contract value, as applicable.


We assess charges in the aggregate annual amount of 1.35% against the daily net asset value of the VAA, including that portion of the account attributable to your purchase payments. These charges consist of a 0.10% administrative charge and 1.25% mortality and expense risk charge. If the EGMDB is in effect, the aggregate charge against the VAA is 1.50% consisting of a 0.10% administrative charge, a 1.25% mortality and expense risk charge and a 0.15% charge for the EGMDB. For a complete discussion of the charges associated with the contract, see Charges and other deductions.

The series pays a fee to its investment advisor, CRMC, based upon the average daily net asset value of each fund in the series. See Investments of the variable annuity account--Investment advisor. In addition, there are other expenses associated with the daily operation of the series. These are more fully described in the Prospectus for the series.

HOW MUCH MUST I PAY, AND HOW OFTEN? Subject to the minimum and maximum payments stated on the first page of the Prospectus, the amount and frequency of your payments are completely flexible. See The contracts--Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an annuity payout option. Once you have done so, your periodic payout will be based upon a number of factors. If you participate in the VAA, the changing values of the funds in which you have invested will be one factor. See Annuity payouts. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? If you are the annuitant and also the contractowner, then the beneficiary whom you designate will receive either the GMDB, or the then current value of the contract, whichever is greater. If the EGMDB is in effect, the beneficiary will receive either the EGMDB or the then current value of the contract, whichever is greater. Your beneficiary will have certain options for how the money is to be paid out. If a contractowner is not also the annuitant, certain special rules apply. See The contracts--Death benefit before the annuity commencement date and Death of contractowner.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS IN THE SERIES? Yes; however, there are limits on how often you may do so. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers after the annuity commencement date.

MAY I TRANSFER CONTRACT VALUE FROM THE FIXED TO THE VARIABLE SIDE OF THE CONTRACT, AND VICE-VERSA? Yes, subject once again to specific restrictions in the contract. See The contracts--Transfers to and from the General Account on or before the annuity commencement date.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to restrictions imposed under certain qualified retirement plans, for which the contract is purchased. See The contracts-- Surrenders and withdrawals.

If you surrender the contract or make a withdrawal, certain charges may be assessed, as discussed previously and under Charges and other deductions. In addition, the Internal Revenue Service (IRS) may assess a 10% premature withdrawal penalty tax. A surrender or a withdrawal may be subject to 20% withholding. See Federal tax status and withholding.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer period if required by law) of the date you first receive the contract you return it, postage prepaid to the home office of Lincoln Life, it will be canceled. However, except in some states, during this period, you assume the risk of a market drop with respect to purchase payments which you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT

ACCUMULATION UNIT VALUES                 in the period ended December 31, 1996
                                         comes from the VAA's financial
                                         statements. It should be read in
                                         conjunction with the VAA's financial
                                         statements and notes which are all
                                         included in the SAI.

The following information relating to
accumulation unit values and number
of accumulation units for the
American Legacy II subaccounts for
each of the eight years

                            1989*    1990    1991      1992      1993      1994      1995       1996
----------------------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.009    .952     1.252     1.369     1.571     1.558      2.049
 . End of period.........  $ 1.009    .952   1.252     1.369     1.571     1.558     2.049      2.292
Number of accumulation
 units
 . End of period (000's
 omitted)...............   48,888 298,367 486,812   752,797   980,310 1,133,151 1,335,028  1,446,260
----------------------------------------------------------------------------------------------------
International
 subaccount**
Accumulation unit value
 . Beginning of period ..          $ 1.000    .947     1.044     1.021     1.354     1.361      1.514
 . End of period ........          $  .947   1.044     1.021     1.354     1.361     1.514      1.755
Number of accumulation
 units
 . End of period (000's
 omitted)...............           78,763 200,309   360,734   697,520   984,460 1,078,152  1,293,784
----------------------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.021    .982     1.202     1.280     1.418     1.428      1.875
 . End of period ........  $ 1.021    .982   1.202     1.280     1.418     1.428     1.875      2.196
Number of accumulation
 units
 . End of period (000's
 omitted)...............   88,723 340,270 703,495 1,122,418 1,500,824 1,680,732 1,877,129  2,097,592
----------------------------------------------------------------------------------------------------
Asset Allocation
 subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.022    .998     1.200     1.284     1.399     1.377      1.760
 . End of period ........  $ 1.022    .998   1.200     1.284     1.399     1.377     1.760      2.011
Number of accumulation
 units
 . End of period (000's
 omitted)...............   41,276 110,929 174,468   285,119   410,464   448,248   480,392    534,903
----------------------------------------------------------------------------------------------------
High-Yield Bond
 subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.006   1.031     1.287     1.429     1.641     1.513      1.818
 . End of period ........  $ 1.006   1.031   1.287     1.429     1.641     1.513     1.818      2.031
Number of accumulation
 units
 . End of period (000's
 omitted)...............    5,671  17,624  47,739   101,884   191,433   216,546   256,041    294,401
----------------------------------------------------------------------------------------------------
Bond subaccount***
Accumulation unit value
 . Beginning of period...                                                                  $    1.000
 . End of period.........                                                                  $    1.044
Number of accumulation
 units
 . End of period (000's
 omitted)...............                                                                      72,747
----------------------------------------------------------------------------------------------------
U.S. Government/AAA-
 Rated subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.018   1.089     1.246     1.323     1.451     1.369      1.559
 . End of period.........  $ 1.018   1.089   1.246     1.323     1.451     1.369     1.559      1.586
Number of accumulation
 units
 . End of period (000's
 omitted)...............   13,695  59,506 139,710   212,716   282,851   282,879   296,349    274,674
----------------------------------------------------------------------------------------------------
Cash Management
 subaccount
Accumulation unit value
 . Beginning of period...  $ 1.000   1.029   1.095     1.140     1.161     1.177     1.206      1.256
 . End of period ........  $ 1.029   1.095   1.140     1.161     1.177     1.206     1.256      1.302
Number of accumulation
 units
 . End of period (000's
 omitted)...............   23,046  96,578 106,259   133,763   106,323   141,512   130,252    168,072
----------------------------------------------------------------------------------------------------

*The VAA began operations on August 1, 1989, so the figures for 1989 represent experience of less than one year.

**The International subaccount began operations on May 1, 1990, so the figures for 1990 represent experience of less than one year.

***The Bond subaccount began operations on January 2, 1996 so the figures for 1996 represent experience of less than one year.

There is a Global Growth subaccount but it is not in the chart because it did not begin activity until 1997.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges and contract fees. Results calculated without contingent deferred sales charges or contract fees will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

FINANCIAL STATEMENTS

The financial statements for the VAA and Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

LINCOLN NATIONAL LIFE
INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

VARIABLE ANNUITY ACCOUNT
(VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

INVESTMENTS OF THE VARIABLE
ANNUITY ACCOUNT

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to a class of each fund in the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The Series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISOR
The investment advisor for the series is CRMC, 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.

DESCRIPTION OF THE SERIES
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has nine separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to its shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as Class 1 and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 but not Class 1 shares are subject to a 12b-1 plan. Only Class 1 shares are available under the contracts.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

1. Global Growth Fund--The investment objective is to achieve long-term growth of capital by investing in securities of issuers domiciled around the world. The fund will invest primarily in common stocks but may invest in other securities such as preferred stock, debt securities and securities convertible into common stock. PLEASE NOTE: THE GLOBAL GROWTH FUND WILL NOT BE MADE AVAILABLE UNDER THE CONTRACTS UNTIL APRIL 30, 1997. IN ADDITION, THIS FUND IS NOT YET AVAILABLE IN ALL STATES. PLEASE CONSULT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION ABOUT THE GLOBAL GROWTH FUND'S AVAILABILITY.

2. Growth Fund--This fund seeks to provide growth of capital. Whatever current income is generated by the fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

3. International Fund--The investment objective is long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

4. Growth-Income Fund--The investment objective is growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Fund consist principally of a diversified group of common stocks, but other types of securities may be held when deemed advisable including preferred stocks and corporate bonds, including convertible bonds.

5. Asset Allocation Fund--This fund seeks total return (including income and capital gains) and preservation of capital over the long-term by investing in a diversified portfolio of securities. These securities can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less).

6. High-Yield Bond Fund--The investment objective is a fully managed, diversified bond portfolio. It seeks high current income and secondarily seeks capital appreciation. This fund will generally be invested substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

7. Bond Fund--The Bond Fund seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities including: marketable corporate debt securities, loan participations, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

8. U.S. Government/AAA-Rated Securities Fund--This fund seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

9. Cash Management Fund--The investment objective is high yield while preserving capital by investing in a diversified selection of money market instruments.

SALE OF FUND SHARES BY THE SERIES
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) No substitution of the shares attributable to your account may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER
DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The benefits we provide include: death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume include: the risk that the actual life span of persons receiving annuity payouts under contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB or GMDB, will exceed actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

MAINTENANCE CHARGE

We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge does apply (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                     Number of complete contract years
                     that a purchase payment has been
                     invested
------------------------------------------------------
                     Less than At least
                     2 years   2   3   4   5   6   7+
Contingent deferred
 sales charge as a
 percentage of the
 surrendered or
 withdrawn purchase
 payments            6%        5   4   3   2   1   0

A contingent deferred sales charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of a contract);

3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by nontrustee contractowners who are at least 59 1/2;

4. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the code], after the effective date of the contract and before the annuitant's 65th birthday;

5. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of

 Lincoln National Corp. or The Capital Group, Inc. or their affiliated or man-aged companies (based upon the contractowner's status at the time the contract was purchased); and

6. A surrender of the contract as a result of the death of the annuitant.

However, the contingent deferred sales charge is not waived as a result of the death of a contractowner who is not the annuitant.

The contingent deferred sales charge is calculated separately for each contract year's purchase payments to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.) The contingent deferred sales charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

DEDUCTIONS FROM THE VAA

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.35% (1.50% for contracts with the EGMDB) of the daily net asset value. The charge consists of a 0.10% administrative charge and a 1.25% mortality and expense risk charge. For those contracts which include the EGMDB, there is an additional risk charge of 0.15% of the daily net asset value.

DEDUCTIONS FOR PREMIUM TAXES

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS
There are deductions from and expenses paid out of the assets of the underlying series that are described in the Prospectus for the series.

ADDITIONAL INFORMATION

The administrative and contingent deferred sales charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and contingent deferred sales charges applicable to a particular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.

WHO CAN INVEST

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 85 (or older than age 80 in Pennsylvania).

PURCHASE PAYMENTS
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for subsequent purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $1 million for each annuitant.

If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, the maturity date, the death of the contractowner or the payment of any death benefit, whichever comes first.

VALUATION DATE

Accumulation and annuity units will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the NYSE is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS

Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under the contract. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS
Accumulation units for each subaccount are valued separately. Initially, the value of each accumulation unit was set at $1.00. Thereafter, the value of an accumulation unit in any subaccount on any valuation date equals the value of an accumulation unit in that subaccount as of the preceding valuation date multiplied by the net investment factor of that subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation date to the next. The net investment factor for any subaccount for any valuation date reflects the change in the net asset value per share of the fund held in the subaccount from one valuation period to the next, adjusted for the daily deduction of the administrative and mortality and expense risk charges from assets in the subaccount. If any ex-dividend date occurs during the valuation period, the per share amount of any dividend or capital gain distribution is taken into account. Also, if any taxes need to be reserved, a per share charge or credit for any taxes reserved for, which is determined by us to have resulted from the operations of the subaccount, is taken into account.

Because a different daily charge is made for contracts with the EGMDB than for those without, a different net investment factor is calculated for each of the two types of contracts, resulting in different corresponding accumulation unit values on any given day.

TRANSFERS BETWEEN SUBACCOUNTS ON OR
BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive the request if received by 4 p.m. New York time. If it is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.


A transfer may be made by writing to our home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4:00 P.M. New York time.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS TO AND FROM THE GENERAL ACCOUNT ON OR BEFORE THE ANNUITY COMMENCEMENT DATE

You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.

These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us.



TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. HOWEVER, NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the annuitant dies before the annuity commencement date, a death benefit equal to the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract, will be paid to your designated beneficiary.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof, satisfactory to us, of the death of the annuitant; (2) Written authorization for payment; and (3) Our receipt of all required claim forms, fully completed.

The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

The EGMDB is an alternative to the GMDB for owners of nonqualified contracts or contracts used under an IRA plan. Under the EGMDB, the death benefit payable is the amount equal to the greater of: (1) Contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (including the inception date) from the time the EGMDB takes effect up to and including the annuitant's age 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

You can only elect the EGMDB at purchase by completing the EGMDB election form available from us. If the EGMDB is elected at purchase, the benefit will take effect on the inception date but we will not begin deducting the charge for the EGMDB until the first policy anniversary date.

If you purchased a contract before January 1, 1997, you can elect the EGMDB during a limited period ending six months after the benefit is approved in your state or ending December 31, 1997, whichever is later. Please see your investment dealer for assistance. If you elect the EGMDB during this limited period, the benefit will take effect as of the valuation time on the next policy anniversary date following our receipt of the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If we receive an election of this benefit on a policy anniversary date, the EGMDB will take effect and we will begin deducting the charge for the benefit at the valuation time on that date.

If you elect the EGMDB, you may discontinue the benefit at any time by sending a written request to

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


Lincoln Life. The benefit will be discontinued effective at the valuation time on the next policy anniversary date after we receive the request, and we will cease deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the valuation time on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Federal tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the proceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to the contractowner's estate, as applicable.

JOINT/CONTINGENT OWNERSHIP
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. A contingent owner may exercise ownership rights in this contract only after the contractowner dies.

DEATH OF CONTRACTOWNER
If the contractowner of a nonqualified contract dies before the annuity commencement date, then, in compliance with the code, the cash surrender value of the contract will be paid as follows:

1. Upon the death of a nonannuitant contractowner, the cash surrender value shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2. Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this contract regarding death of annuitant will control. If the beneficiary is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner. If the surviving spouse elects to continue the contract, the contract will continue as though no death benefit had been payable.

The code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a designated period not exceeding the beneficiary's life expectancy.

SURRENDERS AND WITHDRAWALS

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

The contract value available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/ withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

If the total contract value is less than $300, and if no purchase payments have been made for at least two years, we reserve the right to terminate the contract.

REINVESTMENT PRIVILEGE
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS

The commissions paid to dealers are a maximum of 4.70% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.50% of each contract year's increased GMDB (regardless of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.25% of purchase payments and up to 0.05% annually of the variable account value while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.70% of contract value can be paid to dealers upon annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.

OWNERSHIP
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE ANNUITANT WOULD RECEIVE NO PAYOUTS IF HE/SHE DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

GENERAL INFORMATION

None of the options listed above currently provide withdrawal features, permitting the contractowner to withdraw commuted values as a lump sum payment. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the code, if applicable. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the annuitant's 85th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX ADVICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any applicable state, local or foreign tax law, other than the imposition of any state premium taxes (See Deductions for premium taxes). If you are concerned about the tax implications with respect to the contracts, you should consult a tax advisor. The following discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the IRS. No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

TAXATION OF NONQUALIFIED CONTRACTS

You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as ordinary income. For purchase payments made after February 28, 1986, a contractowner who is not a natural person (for example, a corporation), subject to limited exceptions, will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. [See Section 72(u) of the code.] The next discussion applies to Contracts owned by natural persons.

In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any purchase payment made by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity payout selected under the contract, the contractowner of an annuity payout generally is taxed on the portion of the annuity payout that exceeds the investment in the contract. For variable annuity payouts, the taxable portion is determined by a formula that establishes a specific dollar amount of each payout that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals whose annuity starting date is after December 31, 1986, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

There may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally are distributions:

1. Received on or after the contractowner attaining age 59 1/2;

2. Made as a result of death or disability of the contractowner;

3. Received in substantially equal periodic payments such as a life annuity (subject to special recapture rules if the series of payouts is subsequently modified);

4. Under a qualified funding asset in a structured settlement;

5. Under an immediate annuity contract as defined in the code; and/or

6. Under a contract purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS
The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1. Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code (normally for transfers or rollovers only);

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the code;

4. Deferred compensation plans of state or local governments, qualified under
   Section 457 of the code;

5. SEPs, qualified under Section 408(k) of the code; and/or

6. Simple retirement accounts, qualified under Section 401(k)(11) of the code, commonly referred to as SIMPLE or SIMPLE 401(k) and SIMPLE IRA plans.

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


The tax rules applicable to these plans, including restrictions on contributions and benefits, taxation of distributions and any tax penalties, vary according to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax consequences.

MULTIPLE CONTRACTS
All contracts entered into after October 21, 1988, and issued by the same insurance company (or its affiliates) to the same contractowner during any calendar year will be treated as a single contract for tax purposes.

INVESTOR CONTROL

The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the investments underlying the contract. They may consider the number of investment options or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Section 817(h) of the code and the related regulations that the Treasury Department has adopted require that assets underlying a variable annuity contract be adequately diversified. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contractowner or we pay an amount to the IRS. The amount will be based on the tax that would have been paid by the contractowner if the income, for the period the contract was not diversified, had been received by the contractowner. If the failure to diversify is not corrected in this manner, the contractowner of an annuity contract will be deemed to be the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our interpretation of the code and regulations thereunder, that the investments underlying this contract meet these diversification standards.

WITHHOLDING

Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the Unemployment Compensation Amendments of 1992 (UCA), 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans (except IRAs) and Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The UCA imposes a mandatory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity or individual retirement account. Distributions from Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

DISTRIBUTION OF THE CONTRACTS

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any contract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RESTRICTIONS UNDER THE
TEXAS OPTIONAL RETIREMENT
PROGRAM

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that 1940 Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F, G and J (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln National Life Insurance Co. (Lincoln Life) which also invest in the series. The series also offers shares of the funds to other segregated investment accounts.

STATEMENT OF ADDITIONAL

INFORMATION TABLE OF
CONTENTS FOR SEPARATE
ACCOUNT H

Item
-----------------------------------------
General information and history of
 Lincoln Life
-----------------------------------------
Special terms
-----------------------------------------
Services
-----------------------------------------
Principal underwriter
-----------------------------------------
Purchase of securities being offered

Item
                                         ----------------------------------
Calculation of investment results
                                         ----------------------------------
Annuity payouts
                                         ----------------------------------
Federal tax status
                                         ----------------------------------
Automatic increase in the guaranteed
 minimum death benefit
                                         ----------------------------------
Advertising and sales literature
                                         ----------------------------------
Financial statements

For a free copy of the SAI please see page one of this booklet.

AMERICAN LEGACY II

LINCOLN NATIONAL
VARIABLE ANNUITY ACCOUNT H (REGISTRANT)

LINCOLN NATIONAL

LIFE INSURANCE CO. (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the

Prospectus of Lincoln National Variable Annuity Account H dated April 1, 1997. You may obtain a copy of the American Legacy II Account H Prospectus on request and without charge. Please write

American Legacy Customer Service, The Lincoln National Life Insurance Co.

P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

TABLE OF CONTENTS

                                      Page
------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                       B-2
------------------------------------------
SPECIAL TERMS                         B-2
------------------------------------------
SERVICES                              B-2
------------------------------------------
PRINCIPAL UNDERWRITER                 B-2
------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED  B-2
------------------------------------------
CALCULATION OF INVESTMENT RESULTS     B-3
------------------------------------------

                                      Page
                                         -
ANNUITY PAYOUTS                       B- 6
                                         -
FEDERAL TAX STATUS                    B- 6
                                         -
AUTOMATIC INCREASE IN THE GUARANTEED
MINIMUM DEATH BENEFIT                 B- 9
                                         -
ADVERTISING AND SALES LITERATURE      B-10
                                         -
FINANCIAL STATEMENTS                  B-11
                                         -

SPECIAL NOTICE TO CONTRACTOWNERS ABOUT THIS YEAR'S LINCOLN LIFE FINANCIAL STATEMENTS. Each year Lincoln Life is required by law to prepare financial statements for different purposes. Two of the most important purposes are for filing with state insurance departments and for inclusion in the securities registration statements for our variable products, like this one. In the past we have interpreted the prevailing regulations as requiring presentation of these statements according to two different sets of accounting principles--one for the insurance regulators (known as Statutory Accounting Principles, or STAP) and one for the SEC (known as Generally Accepted Accounting Principles, or GAAP).

When we create two sets of financial statements for the same insurer it requires nearly double the time commitment of our internal accounting staff, and two separate audits by our independent auditors. In an effort to control costs and eliminate duplication of efforts, we have reviewed the SEC's
requirements fo     r the mode of presentation of the insurer's financial

THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is April 1, 1997.

statements in this registration statement, and we have discussed these requirements with the SEC staff. As a result of these discussions and on advice of counsel, we shall now begin to use the STAP-basis statements (which we call Statutory Statements) exclusively, both for the insurance regulators and for our securities registration statements. This is consistent with the current practice of many other insurers.

We believe that both Statutory and GAAP statements fairly present the financial position of Lincoln Life for the periods indicated, in accordance with those respective accounting principles. However, between the two there are some important differences in accounting theory and financial statement presentation. FOR THAT REASON, IN THIS TRANSITION YEAR WE INCLUDE HERE BOTH STATUTORY AND GAAP STATEMENTS. This should permit you to evaluate the financial position of Lincoln Life from both points of view, and should help you understand the differences between Statutory and GAAP statements. BEGINNING NEXT YEAR WE SHALL PRESENT ONLY THE STATUTORY STATEMENTS.

GENERAL INFORMATION AND
HISTORY OF
LINCOLN NATIONAL LIFE
INSURANCE CO. (LINCOLN LIFE)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange (NYSE) is currently closed on weekends and on these holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the NYSE may also be closed on the business day occurring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the VAA and the financial statements and schedules of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their report given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of LNC, The Capital Group, Inc., their affiliated or managed companies, and certain other persons. See Contingent deferred sales charges in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

CALCULATION OF INVESTMENT RESULTS

A. AVERAGE ANNUAL TOTAL RETURN:

The examples that follow show, for the various subaccounts of the VAA, an average annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula provided after the examples. The average annual total return has been calculated to show the average annual total return for a hypothetical contract with the enhanced guaranteed minimum death benefit (EGMDB) and without it. Although the VAA commenced activity in 1989 and the EGMDB did not become available until 1997, these figures are calculated as if the subaccounts had commenced activity at the same time as the underlying funds.

AVERAGE ANNUAL TOTAL RETURN
Period Ending December 31, 1996

                                                                        10-
                                    1-year period   5-year period   year period
                                    Without With    Without With   Without With
                                    EGMDB   EGMDB   EGMDB   EGMDB  EGMDB   EGMDB
---------------------------------------------------------------------------------
Growth subaccount                    5.80%   5.63%  12.53%  12.35% 13.42%  13.25%
(as if commenced activity 2/8/84)
International subaccount             9.91    9.74   10.62   10.45   8.63*   8.47*
(commenced activity 5/1/90)
Growth-Income subaccount            11.09   10.91   12.49   12.32  11.48   11.31
(as if commenced activity 2/8/84)
Asset Allocation subaccount          8.18    8.01   10.54   10.37   9.80*   9.63*
(commenced activity 8/1/89)
High-Yield Bond subaccount           5.64    5.47    9.20    9.03   9.85    9.68
(as if commenced activity 2/8/84)
Bond subaccount                     (1.63)* (1.78)*   N/A     N/A    N/A     N/A
(commenced activity 1/2/96)
U.S. Gov't./AAA subaccount          (4.33)  (4.49)   4.54    4.38   5.77    5.61
(as if commenced activity 12/1/85)
Cash Management subaccount          (2.38)  (2.54)   2.25    2.09   4.08    3.92
(as if commenced activity 2/8/84)

*The lifetime of this subaccount is less than the complete period indicated.

See the date the subaccount commenced activity under its name.

There is a Global Growth subaccount but it is not in the chart because it did not begin activity until 1997.

The length of the periods and the last day of each period used in the above table are set out in the table heading and in the footnotes above. The average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula--

P(1 + T)n = ERV

Where: P = a hypothetical initial purchase payment of $1,000
    T
     = average annual total return for the period in question n
     = number of years

  ERV

     = redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to contractowner accounts; 2) all applicable nonrecurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question.

B. NONSTANDARDIZED INVESTMENT RESULTS:

The VAA may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a cumulative and/or annualized basis.

Cumulative quotations are arrived at by calculating the change in the accumula-tion unit value between the first and last day of the base period being mea-sured, and expressing the difference as a percentage of the unit value at the beginning of the base period.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

NONSTANDARDIZED INVESTMENT RESULTS

SUBACCOUNTS OF ACCOUNT H*

$10,000 INVESTED IN
THIS FUND THROUGH
AMERICAN LEGACY II
THIS MANY YEARS AGO...
                         ...WOULD HAVE GROWN TO THIS AMOUNT ON DECEMBER 31,
                         1996**

                                                               Without EGMDB
                                    -------------------------------------------------------------------
                                    Growth           Growth-Income    High-Yield Bond  Cash Management
-------------------------------------------------------------------------------------------------------
Number                                      Compound         Compound         Compound         Compound
of                                          growth           growth           growth           growth
years             Periods           Amount  rate     Amount  rate     Amount  rate     Amount  rate
-------------------------------------------------------------------------------------------------------
1                 12/31/95-12/31/96 $11,186 11.86%   $11,715 17.15%   $11,170 11.70%   $10,368 3.68%
2                 12/31/94-12/31/96  14,711 21.29     15,376 24.00     13,421 15.85     10,797 3.91
3                 12/31/93-12/31/96  14,587 13.41     15,484 15.69     12,374  7.36     11,065 3.43
4                 12/31/92-12/31/96  16,742 13.75     17,158 14.45     14,214  9.19     11,207 2.89
5                 12/31/91-12/31/96  18,302 12.85     18,270 12.81     15,778  9.55     11,414 2.68
Lifetime of fund  02/08/84-12/31/96  54,531 14.06     52,591 13.74     40,958 11.55     17,832 4.59
                                                                With EGMDB
                                    -------------------------------------------------------------------
                                    Growth           Growth-Income    High-Yield Bond  Cash Management
-------------------------------------------------------------------------------------------------------
Number                                      Compound         Compound         Compound         Compound
of                                          growth           growth           growth           growth
years             Periods           Amount  rate     Amount  rate     Amount  rate     Amount  rate
-------------------------------------------------------------------------------------------------------
1                 12/31/95-12/31/96 $11,169 11.69%   $11,697 16.97%   $11,153 11.53%   $10,352 3.52%
2                 12/31/94-12/31/96  14,668 21.11     15,329 23.81     13,382 15.68     10,764 3.75
3                 12/31/93-12/31/96  14,521 13.24     15,416 15.52     12,319  7.20     11,017 3.28
4                 12/31/92-12/31/96  16,642 13.58     17,056 14.28     14,131  9.03     11,142 2.74
5                 12/31/91-12/31/96  18,165 12.68     18,133 12.64     15,656  9.38     11,331 2.53
Lifetime of fund  02/08/84-12/31/96  53,486 13.89     51,583 13.57     40,173 11.39     17,491 4.43

*Although the VAA commenced activity in 1989, these figures are calculated as if its subaccounts had commenced activity at the same time as the underlying funds.

**For purposes of determining these investment results, American Legacy II's 1.35% annual asset charge and administrative fee (1.50% for contracts with the EGMDB) have been taken into account. However, the annual maintenance fee of $35 is not reflected and these examples do not assume redemption at the end of the period.

                                   Without EGMDB    With EGMDB
                                   ---------------- ----------------
                                   U.S. Govt/AAA    U.S. Govt/AAA
                                   ---------------- ----------------
                                           Compound         Compound
                                           growth           growth
                                   Amount  rate     Amount  rate
--------------------------------------------------------------------
                  12/31/95-
1                 12/31/96         $10,173  1.73%   $10,157  1.57%
                  12/31/94-
2                 12/31/96          11,582  7.62     11,548  7.46
                  12/31/93-
3                 12/31/96          10,930  3.01     10,880  2.85
                  12/31/92-
4                 12/31/96          11,989  4.64     11,916  4.48
                  12/31/91-
5                 12/31/96          12,726  4.94     12,636  4.79
                  12/01/85-
Lifetime of fund  12/31/96          20,771  6.82     20,428  6.66
                                   Asset Allocation Asset Allocation
                                   ---------------- ----------------
                                           Compound         Compound
                                           growth           growth
                                   Amount  rate     Amount  rate
--------------------------------------------------------------------
                  12/31/95-
1                 12/31/96         $11,425 14.25%   $11,407 14.07%
                  12/31/94-
2                 12/31/96          14,607 20.86     14,564 20.68
                  12/31/93-
3                 12/31/96          14,372 12.85     14,307 12.68
                  12/31/92-
4                 12/31/96          15,657 11.86     15,562 11.69
                  12/31/91-
5                 12/31/96          16,760 10.88     16,632 10.71
                  08/01/89-
Lifetime of fund  12/31/96          20,109  9.88     19,886  9.71
                                   International    International
                                   ---------------- ----------------
                                           Compound         Compound
                                           growth           growth
                                   Amount  rate     Amount  rate
--------------------------------------------------------------------
                  12/31/95-
1                 12/31/96         $11,597 15.97%   $11,580 15.80%
                  12/31/94-
2                 12/31/96          12,894 13.55     12,855 13.38
                  12/31/93-
3                 12/31/96          12,965  9.04     12,908  8.88
                  12/31/92-
4                 12/31/96          17,188 14.50     17,086 14.33
                  12/31/91-
5                 12/31/96          16,813 10.95     16,692 10.79
                  05/01/89-
Lifetime of fund  12/31/96          17,553  8.80     17,378  8.64
                                   Bond             Bond
                                   ---------------- ----------------
                                           Compound         Compound
                                           growth           growth
                                   Amount  rate     Amount  rate
--------------------------------------------------------------------
                  01/02/96-
Lifetime of fund  12/31/96         $10,445  4.45%   $10,429  4.29%

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract before the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of contract value. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the annuitant is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.

FEDERAL TAX STATUS

GENERAL

The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the code). Investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net capital gain are automatically retained as part of the reserves under the contract. Under existing federal income tax law, we believe that the VAA investment income and realized net capital gain are not taxed to the extent they are retained as part of the reserves under the contract. Accordingly, we do not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the VAA, then we may impose a charge against the VAA (with respect to some or all contracts) in order to make provision for payment of such taxes.

TAX STATUS OF NONQUALIFIED CONTRACTS

Section 817(h) of the code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the contract be adequately diversified in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the code. The VAA, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the funds in which the VAA invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the series, or its investments. However, we believe that each fund in which the VAA owns shares will meet the diversification requirements and that therefore the contracts will be treated as annuities under the code.

The regulations relating to diversification requirements do not provide guidance concerning the extent to which contractowners may direct their investments to particular subaccounts of a separate account. When guidance is provided, the contract may need to be modified to comply with that guidance. For these reasons, we reserve the right to modify the contract as necessary to prevent the contractowner from being considered the owner of the assets of the VAA.

In addition to the requirements of Section 817(h), code Section 72(s) provides that contracts will not be treated as annuity contracts for purposes of Section 72 unless the contract provides that (1) if any contractowner dies on or after the annuity starting date before the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (2) if any contractowner dies before the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied if any portion of the contractowner's interest that is payable to or for the benefit of a designated beneficiary is distributed over that designated beneficiary's life, or a period not extending beyond the designated beneficiary's life expectancy, and if that distribution begins within one year of the contractowner's death. The designated beneficiary must be a natural person. No regulations interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in contracts satisfy all such code requirements. However, we believe that such provisions in such contracts meet these requirements. We intend to review such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulations or otherwise.

TAX STATUS OF CONTRACTS USED WITH CERTAIN PLANS

The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's understanding of the current federal tax laws as interpreted by the IRS. Purchasers of contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent advisors as to the suitability of the plan and the contract to their specific needs, and as to applicable code limitations and tax consequences. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND 501(C)(3) ORGANIZATIONS [SECTION 403(B) PLANS]

Payments made to purchase annuity contracts by public school systems or code
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the exclusion allowance provided by Section 403(b) of the code, the over-all limits for excludable contributions of Section 415 of the code or the limit on elective contributions. Furthermore, the investment results of the fund credited to the account are not taxable until benefits are received either in the form of annuity payouts, in a single sum, or a withdrawal.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS [SECTION 401(A) PLANS]

Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until distributed. However, the employee may be required to include these amounts in gross income before distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the code are subject to extensive rules, including limitations on maximum contributions or benefits. For plan years beginning after December 31, 1996, tax exempt organizations, except state and local governments, may have 401(k) plans.

Distributions of amounts in excess of nondeductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a lump-sum distribution, that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee, and the benefits are paid as a result of the employee's death or separation from service or after the employee attains 59 1/2, taxable gain may be eligible for special lump sum averaging treatment. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS
(H.R. 10 OR KEOGH)

Under code provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans; therefore, purchasers of the contracts for use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Under Section 408 of the code, individuals may participate in a retirement program known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of compensation. However, IRA contributions may be nondeductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be rolled over to an IRA on a tax deferred basis without regard to the limit on contributions, provided certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deductible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA may result in adverse tax consequences.

DEFERRED COMPENSATION PLANS (457 PLANS)

Under the code provisions, employees and independent contractors (participants) performing services for state and local governments and certain tax-exempt organizations may establish deferred compensation plans. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors. Plans of state or local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the requirements of Section 457 of the code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33 1/3% of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS [SECTION 408(K)]

An employer may make contributions on behalf of employees to a simplified employee pension plan (SEP) as provided by Section 408(k) of the code. The contributions and distribution dates are limited by the code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other code requirements may result in adverse tax consequences. For tax years after 1996, salary reduction SEPs (SAR/SEP) may no longer be established. However, SAR/SEPs in existence before January 1, 1997 may continue to receive contributions.

SAVINGS INCENTIVE MATCHED PLAN FOR EMPLOYEES (SIMPLE)

Employers with 100 or fewer employees, who earned $5,000.00 during the preceding year, may establish SIMPLEs. For tax years beginning after December 31, 1996, SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective contributions to an IRA, stated as a percentage of the employees compensation, but not to exceed $6,000.00 annually as indexed. Such deferrals are not subject to income tax until withdrawn. Withdrawals made by an employee in the first two years of the employee's participation are subject to a 25 percent penalty. Later withdrawals are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000.00 annually. Employer contributions are usually required for each type of SIMPLE.

TAX ON DISTRIBUTIONS FROM

QUALIFIED CONTRACTS

The following rules generally apply to distributions from contracts purchased in connection with the plans discussed previously, other than 457 plans.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own nondeductible contributions) constitutes his investment in the contract. If a distribution is made in the form of annuity payouts, the employee's investment in the contract (adjusted for certain refund provisions) divided by his life expectancy (or other period for which annuity payouts are expected to be made) constitutes a return of capital each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. However, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. Notwithstanding the above, if the employee's annuity starting date was on or before July 1, 1986 and if his investment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such investment. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and nontaxable amounts (rather than as a distribution first of nontaxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribution is made in a single payment, the proceeds may qualify for special lump-sum distribution treatment under certain qualified plans, as discussed previously. Otherwise, the amount by which the payment exceeds the investment in the contract (adjusted for any prior withdrawals) allocated to that payout, if any, will be taxed as ordinary income in the year of receipt.

Distributions from Section 401(a) plans, Section 403(b) plans, IRAs, SEPs and Keoghs will be subject to (1) a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply, and (2) except during 1997,

1998, and 1999 a 15% penalty tax on combined annual distributions in excess of $150,000 (as indexed), subject to various special rules. Failure to meet certain minimum distribution requirements for the above plans, as well as for
Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax consequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local or foreign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed previously. Before an investment is made in any of the above plans, a tax advisor should be consulted.

AUTOMATIC INCREASE IN THE GUARANTEED MINIMUM DEATH BENEFIT

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln National Life Insurance Co. (Lincoln Life) will automatically increase the guaranteed minimum death benefit (GMDB):

We will automatically increase the GMDB, separately for each contract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contingent deferred sales charge expires on those payments).

The attributable gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the increase is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary.

If on the seventh contract anniversary, the contract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any AG, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The application of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the contract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and withdrawals occur at the beginning of the year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calculated by applying the IRR to the purchase payments, less any withdrawals applied on a FIFO basis.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

DUFF & PHELPS insurance company claims-paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (VARIABLE ANNUITY RESEARCH DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential savings through tax deferral; the potential advantage of the VAA over the fixed account; and the compounding effect when a client makes regular deposits to his contract.

INTERNET. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertising and sales literature.

DOLLAR COST AVERAGING (DCA). You may systematically transfer on a monthly basis amounts from certain subaccounts or from the fixed side of the contract into the subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $10,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
(1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

AUTOMATIC WITHDRAWAL SERVICE (AWS). AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

CROSS-REINVESTMENT SERVICE. Under this option, account value in a designated subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA and the series funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, we were serving over 9,500 employers and had more than 750,000 annuity clients.

LINCOLN LIFE'S ASSETS, SIZE. Sales literature for the VAA may discuss Lincoln Life's general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1995 Lincoln Life was one of the ten largest U.S. stock life insurance companies based upon admitted assets.

FINANCIAL STATEMENTS

Financial statements for the VAA and Lincoln Life appear on the following pages. For more information about the financial statements for Lincoln Life provided in this SAI, please see the cover page of this SAI.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF ASSETS AND LIABILITY

DECEMBER 31, 1996



                                             Percent                 Growth-
                                             of Net                  Income         Growth
                                             Assets  Combined        Account        Account
--------------------------------------------------------------------------------------------------
ASSETS
 Investments in American Variable Insurance
 Series at net asset value:
 . Growth-Income Fund
   141,223,350 shares at $32.66 per share
   (cost-$3,675,152,933)                       36.6% $ 4,612,354,618 $4,612,354,618
 -------------------------------------------
 . Growth Fund
   83,729,560 shares at $39.63 per share
   (cost-$2,701,684,031)                       26.3    3,318,202,458                $3,318,202,458
 -------------------------------------------
 . Asset Allocation Fund
   77,304,453 shares at $13.93 per share
   (cost-$920,764,627)                          8.6    1,076,851,024
 -------------------------------------------
 . High-Yield Bond Fund
   41,602,491 shares at $14.39 per share
   (cost-$561,988,627)                          4.8      598,659,845
 -------------------------------------------
 . U.S. Government AAA-Rated Securities Fund
   39,793,585 shares at $10.95 per share
   (cost-$447,847,243)                          3.5      436,137,690
 -------------------------------------------
 . Cash Management Fund
   19,860,060 shares at $11.03 per share
   (cost-$220,055,373                           1.7      219,056,462
 -------------------------------------------
 . International Fund
   150,661,161 shares at $15.09 per share
   (cost-$1,913,049,576)                       18.0    2,273,476,919
 -------------------------------------------
 . Bond Fund
   7,478,693 shares at $10.17 per share
   (cost-$74,003,332)                           0.6       76,058,311
--------------------------------------------  -----  --------------- -------------- --------------
TOTAL INVESTMENTS AND TOTAL ASSETS
 (Cost-$10,534,545,742)                       100.1   12,610,797,327  4,612,354,618  3,318,202,458
--------------------------------------------
LIABILITY--
Payable to The Lincoln National Life
Insurance Company                               0.1       14,422,976      5,284,774      3,854,737
--------------------------------------------  -----  --------------- -------------- --------------
NET ASSETS                                    100.0% $12,596,374,351 $4,607,069,844 $3,314,347,721
                                              =====  =============== ============== ==============
Net assets are represented by:
 . Units in accumulation period                                       2,093,418,167  1,443,311,235
 -------------------------------------------
 . Annuity reserves units                                                 4,173,814      2,948,313
 -------------------------------------------
 . Unit value                                                                $2.196         $2.292
 -------------------------------------------
 . Value in accumulation period                                      $4,597,902,642 $3,307,591,163
 -------------------------------------------
 . Annuity reserves                                                       9,167,202      6,756,558
 -------------------------------------------                         -------------- --------------
                                                                     $4,607,069,844 $3,314,347,721
                                                                     ============== ==============

See accompanying notes.

                             U.S.
                             Government/
 Asset          High-Yield   AAA-Rated    Cash
 Allocation     Bond         Securities   Management   International  Bond
 Account        Account      Account      Account      Account        Acccount
-------------------------------------------------------------------------------------











 $1,076,851,024


                $598,659,845


                             $436,137,690


                                          $219,056,462


                                                       $2,273,476,919


                                                                      $76,058,311
 -------------- ------------ ------------ ------------ -------------- -----------

  1,076,851,024  598,659,845  436,137,690  219,056,462  2,273,476,919  76,058,311


      1,233,859      675,647      499,790      249,132      2,539,607      85,430
 -------------- ------------ ------------ ------------ -------------- -----------
 $1,075,617,165 $597,984,198 $435,637,900 $218,807,330 $2,270,937,312 $75,972,881
 ============== ============ ============ ============ ============== ===========
    533,336,288  294,028,116  273,794,564  167,434,298  1,291,145,955  72,706,979
      1,567,158      372,973      879,214      637,740      2,638,108      40,175
         $2.011       $2.031       $1.586       $1.302         $1.755      $1.044
 $1,072,465,826 $597,226,620 $434,243,450 $217,977,077 $2,266,306,726 $75,930,925
      3,151,339      757,578    1,394,450      830,253      4,630,586      41,956
 -------------- ------------ ------------ ------------ -------------- -----------
 $1,075,617,165 $597,984,198 $435,637,900 $218,807,330 $2,270,937,312 $75,972,881
 ============== ============ ============ ============ ============== ===========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1996

                                                    Growth-
                                                    Income        Growth
                                    Combined        Account       Account
-------------------------------------------------------------------------------
Net investment income:
 . Dividends from investment income $  277,129,375  $ 90,647,828  $ 18,369,396
 ----------------------------------
 . Dividends from net realized
   gains on investments                726,515,395   332,640,140   235,052,437
 ----------------------------------
 . Mortality and expense guarantees   (151,425,839)  (54,864,055)  (40,705,133)
----------------------------------- --------------  ------------  ------------
NET INVESTMENT INCOME                  852,218,931   368,423,913   212,716,700
-----------------------------------
Net realized and unrealized gain
 (loss) on investments:
 . Net realized gain (loss) on
   investments                          78,069,710    22,344,277    43,309,847
 ----------------------------------
 . Net change in unrealized
   appreciation or depreciation on
   investments                         553,623,030   256,750,744    82,026,981
----------------------------------- --------------  ------------  ------------
NET GAIN (LOSS) ON INVESTMENTS         631,692,740   279,095,021   125,336,828
----------------------------------- --------------  ------------  ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $1,483,911,671  $647,518,934  $338,053,528
----------------------------------- ==============  ============  ============




See accompanying notes.

                           U.S.
                           Government/
Asset         High-Yield   AAA-Rated    Cash
Allocation    Bond         Securities   Management  International  Bond
Account       Account      Account      Account     Account        Account
------------------------------------------------------------------------------
$ 36,649,106  $47,908,265  $33,334,045  $9,700,922  $ 38,137,872   $2,381,941
  69,554,545           --           --          --    89,268,273           --
 (12,975,574)  (7,065,463)  (6,001,408) (2,694,965)  (26,588,689)    (550,552)
------------  -----------  -----------  ----------  ------------   ----------
  93,228,077   40,842,802   27,332,637   7,005,957   100,837,456    1,831,389
   5,475,918      412,935   (1,582,017)     83,517     7,981,314       43,919
  30,984,974   17,882,219  (19,041,951)     94,873   182,870,211    2,054,979
------------  -----------  -----------  ----------  ------------   ----------
  36,460,892   18,295,154  (20,623,968)    178,390   190,851,525    2,098,898
------------  -----------  -----------  ----------  ------------   ----------
$129,688,969  $59,137,956  $ 6,708,669  $7,184,347  $291,688,981   $3,930,287
============  ===========  ===========  ==========  ============   ==========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1996 AND 1995



                                                  Growth
                                                  Income         Growth
                                  Combined        Account        Account
-------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1995     $ 7,019,306,643 $2,404,456,004 $1,766,580,994
Changes from operations:
 . Net investment income              558,167,503    176,928,002    214,034,026
 -------------------------------
 . Net realized gain (loss) on
   investments                         46,801,547     10,994,999     25,641,473
 -------------------------------
 . Net change in unrealized
   appreciation or
   depreciation on investments      1,225,286,412    594,578,736    344,000,760
--------------------------------  --------------- -------------- --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          1,830,255,462    782,501,737    583,676,259
--------------------------------
Net increase (decrease) from
 unit transactions                    988,532,455    337,575,461    387,635,562
--------------------------------  --------------- -------------- --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                             2,818,787,917  1,120,077,198    971,311,821
--------------------------------  --------------- -------------- --------------
NET ASSETS AT DECEMBER 31, 1995     9,838,094,560  3,524,533,202  2,737,892,815
--------------------------------
Changes from operations:
 . Net investment income              852,218,931    368,423,913    212,716,700
 -------------------------------
 . Net realized gain (loss) on
   investments                         78,069,710     22,344,277     43,309,847
 -------------------------------
 . Net change in unrealized
   appreciation or
   depreciation on investments        553,623,030    256,750,744     82,026,981
--------------------------------  --------------- -------------- --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          1,483,911,671    647,518,934    338,053,528
--------------------------------
Net increase (decrease) from
 unit transactions                  1,274,368,120    435,017,708    238,401,378
--------------------------------  --------------- -------------- --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                             2,758,279,791  1,082,536,642    576,454,906
--------------------------------  --------------- -------------- --------------
NET ASSETS AT DECEMBER 31, 1996   $12,596,374,351 $4,607,069,844 $3,314,347,721
--------------------------------  =============== ============== ==============



See accompanying notes.

                              U.S.
                              Government/
 Asset          High-Yield    AAA-Rated     Cash
 Allocation     Bond          Securities    Management    International  Bond
 Account        Account       Account       Account       Account        Account
----------------------------------------------------------------------------------------
 $  618,598,667 $328,387,626  $388,493,238  $170,871,848  $1,341,918,266          --
     48,345,696   34,284,347    25,530,883     7,305,656      51,738,893          --
      2,491,208     (707,578)     (438,504)      540,337       8,279,612          --

    125,365,119   38,118,567    30,274,816    (1,040,563)     93,988,977          --
 -------------- ------------  ------------  ------------  -------------- -----------
    176,202,023   71,695,336    55,367,195     6,805,430     154,007,482          --
     52,991,477   68,159,559    19,409,960   (13,577,326)    138,337,762          --
 -------------- ------------  ------------  ------------  -------------- -----------
    229,193,500  137,854,895    74,777,155    (6,771,896)    292,345,244          --
 -------------- ------------  ------------  ------------  -------------- -----------
    847,792,167  466,242,521   463,270,393   164,099,952   1,634,263,510          --
     93,228,077   40,842,802    27,332,637     7,005,957     100,837,456 $ 1,831,389
      5,475,918      412,935    (1,582,017)       83,517       7,981,314      43,919

     30,984,974   17,882,219   (19,041,951)       94,873     182,870,211   2,054,979
 -------------- ------------  ------------  ------------  -------------- -----------
    129,688,969   59,137,956     6,708,669     7,184,347     291,688,981   3,930,287
     98,136,029   72,603,721   (34,341,162)   47,523,031     344,984,821  72,042,594
 -------------- ------------  ------------  ------------  -------------- -----------
    227,824,998  131,741,677   (27,632,493)   54,707,378     636,673,802  75,972,881
 -------------- ------------  ------------  ------------  -------------- -----------
 $1,075,617,165 $597,984,198  $435,637,900  $218,807,330  $2,270,937,312 $75,972,881
 ============== ============  ============  ============  ============== ===========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES
The account: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Investments: The Variable Account invests in the American Variable Insurance Series (AVIS) which consists of eight funds: Growth-Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA-Rated Securities Fund, Cash Management Fund, International Fund and Bond Fund (the Funds). Investments in the Funds are stated at the closing net asset value per share on December 31, 1996. AVIS is registered as an open-ended management investment company.

Investment transactions are accounted for on a trade data basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to the Company for mortality and expense guarantees at the rate of .0036986% of the current value of the Variable Account per day (1.35% on an annual basis). In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1996:

Growth-Income Account                         $ 4,881,706
--------------------------------------------
Growth Account                                  4,084,941
--------------------------------------------
Asset Allocation Account                        1,110,799
--------------------------------------------
High-Yield Bond Account                           665,527
--------------------------------------------
U.S. Government/AAA-Rated Securities Account      609,456
--------------------------------------------
Cash Management Account                           649,261
--------------------------------------------
International Account                           2,283,242
--------------------------------------------
Bond Account                                       25,593
--------------------------------------------
                                              -----------
                                              $14,310,525
                                              ===========

Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Account.

This page was intentionally left blank.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

3. NET ASSETS
Net Assets at December 31, 1996 consisted of the following:

                                          Growth                        Asset
                                          income         Growth         Allocation
                          Combined        Account        Account        Account
--------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units        $ 8,214,276,365 $2,785,539,463 $2,051,789,425 $  690,027,285
------------------------
Annuity reserves               20,629,929      6,500,050      5,628,153      2,258,885
------------------------  --------------- -------------- -------------- --------------
                            8,234,906,294  2,792,039,521  2,057,417,578    692,286,170
Accumulated net
investment income           2,078,722,956    833,952,288    518,152,580    217,859,608
------------------------
Accumulated net realized
gain (loss) on
investments                   206,493,516     43,876,350    122,259,136      9,384,990
------------------------
Net unrealized
appreciation
(depreciation) on
investments                 2,076,251,585    937,201,685    616,518,427    156,086,397
------------------------  --------------- -------------- -------------- --------------
                          $12,596,374,351 $4,607,069,844 $3,314,347,721 $1,075,617,165
                          =============== ============== ============== ==============

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                          Year Ended                   Year Ended
                                          December 31, 1996            December 31, 1995
                                          Units         Amount         Units         Amount
---------------------------------------------------------------------------------------------------
Growth-Income Account:
Accumulation Units:
Contract purchases                         486,617,752  $ 973,924,835   385,390,093  $ 647,988,912
----------------------------------------
Terminated contracts and transfers to
annuity reserves                          (270,329,009)  (541,691,853) (188,992,667)  (310,925,032)
----------------------------------------  ------------  -------------  ------------  -------------
                                           216,288,743    432,232,982   196,397,416    337,063,880
Annuity Reserves:
Transfers from accumulation units and
between accounts                             1,979,594      3,822,907       820,366      1,280,881
----------------------------------------
Annuity Payments                              (652,261)    (1,090,938)     (517,281)      (815,536)
----------------------------------------
Receipt of mortality
guarantee adjustment                            24,471         52,757        29,918         46,236
----------------------------------------  ------------  -------------  ------------  -------------
                                             1,351,804      2,784,276       333,003        511,581
Growth Account
Accumulation Units:
Contract purchases                         440,799,983    930,868,833   426,597,921    798,976,148
----------------------------------------
Terminated contracts and transfers to
annuity reserves                          (332,516,710)  (696,006,371) (224,720,522)  (412,118,502)
----------------------------------------  ------------  -------------  ------------  -------------
                                           108,283,273    234,862,462   201,877,399    386,857,646
Annuity Reserves:
Transfers from accumulation units and
between accounts                             2,155,956      4,388,824       707,309      1,295,235
----------------------------------------
Annuity Payments                              (604,290)      (895,284)     (288,125)      (521,189)
----------------------------------------
Receipt of mortality
guarantee adjustment                            20,019         45,376         3,294          3,870
----------------------------------------  ------------  -------------  ------------  -------------
                                             1,571,685      3,538,916       422,478        777,916

              U.S.
              Government/
              AAA-Rated     Cash
 High-Yield   Securities    Management    International  Bond
 Bond Account Account       Account       Account        Account
--------------------------------------------------------------------
 $444,395,696 $329,845,765  $180,220,554  $1,654,455,583 $72,002,594
      553,777    1,161,667       772,396       3,714,993      40,000
 ------------ ------------  ------------  -------------- -----------
  444,949,473  331,007,432   185,992,950   1,658,170,576  72,042,594
  135,595,774  117,948,261    31,942,541     221,440,515   1,831,389
      767,733   (1,608,240)      870,750      30,898,878      43,919
   16,671,218  (11,709,553)     (998,911)    360,427,343   2,054,979
 ------------ ------------  ------------  -------------- -----------
 $597,984,198 $435,637,900  $218,807,330  $2,270,937,312 $75,972,881
 ============ ============  ============  ============== ===========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                          Year Ended                  Year Ended
                                          December 31, 1996           December 31, 1995
                                          Units        Amount         Units        Amount
------------------------------------------------------------------------------------------------
Asset Allocation Account
Accumulation Units:
Contract purchases                        126,213,576  $ 232,896,893   89,466,387  $141,915,536
----------------------------------------
Terminated contracts and transfers to
annuity reserves                          (73,269,132)  (135,297,826) (57,322,585)  (89,201,319)
----------------------------------------  -----------  -------------  -----------  ------------
                                           52,944,444     97,599,067   32,143,802    52,714,217
Annuity Reserves:
Transfers from accumulation units and
between accounts                              613,943      1,053,233      435,868       658,350
----------------------------------------
Annuity Payments                             (333,206)      (525,202)    (254,690)     (374,470)
----------------------------------------
Receipt of mortality
guarantee adjustment                            4,497          8,931       (5,151)       (6,620)
----------------------------------------  -----------  -------------  -----------  ------------
                                              285,234        536,962      175,845       277,260
High Yield Bond Account
Accumulation Units:
Contract purchases                        104,270,687    196,862,795   95,779,226   160,602,539
----------------------------------------
Terminated contracts and transfers to
annuity reserves                          (66,283,425)  (124,283,867) (56,284,453)  (94,297,060)
----------------------------------------  -----------  -------------  -----------  ------------
                                           37,987,262     75,578,928   39,494,773    66,305,479
Annuity Reserves:
Transfers from accumulation units and
between accounts                              100,732        168,516       49,490        32,701
----------------------------------------
Annuity Payments                              (85,786)      (140,894)    (134,657)     (178,831)
----------------------------------------
Receipt of mortality
guarantee adjustment                           (1,404)        (2,829)         130           210
----------------------------------------  -----------  -------------  -----------  ------------
                                               13,542         24,793      (85,037)     (145,920)
U.S. Government/AAA-Rated Securities
Account
Accumulation Units:
Contract purchases                         76,139,686    116,082,744   91,667,759   133,440,225
----------------------------------------
Terminated contracts and transfers to
annuity reserves                          (98,694,014)  (150,553,945) (78,197,874) (113,990,072)
----------------------------------------  -----------  -------------  -----------  ------------
                                          (22,554,328)   (34,471,201)  13,469,885    19,450,153
Annuity Reserves:
Transfers from accumulation units and
between accounts                              387,122        333,561      111,078       159,394
----------------------------------------
Annuity Payments                             (293,305)      (194,168)    (149,233)     (218,967)
----------------------------------------
Receipt of mortality
guarantee adjustment                           (5,190)        (9,354)      14,142        19,380
----------------------------------------  -----------  -------------  -----------  ------------
                                               87,907        130,039      (24,013)      (40,193)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                     Year ended                    Year ended
                                     December 31, 1996             December 31, 1995
                                     Units         Amount          Units         Amount
----------------------------------------------------------------------------------------------
Cash Management Account
Accumulation Units:
Contract purchases                    379,951,242  $  482,476,565   299,743,238  $365,095,920
------------------------------------
Terminated contracts and transfers
to annuity reserves                  (342,769,158)   (435,210,289) (311,002,759) (378,960,644)
------------------------------------ ------------  --------------  ------------  ------------
                                       37,182,084      47,266,276   (11,259,521)  (13,864,724)
Annuity Reserves:
Transfers from accumulation units
and between accounts                      334,324         398,585       344,875       428,522
------------------------------------
Annuity Payments                         (134,563)       (143,549)     (116,047)     (143,909)
------------------------------------
Receipt of mortality guarantee
adjustment                                  1,322           1,719         2,237         2,785
------------------------------------ ------------  --------------  ------------  ------------
                                          201,083         256,755       231,065       287,398
International Account
Accumulation Units:
Contract purchases                    413,237,895     663,188,609   301,858,508   430,264,442
------------------------------------
Terminated contracts and transfers
to annuity reserves                  (200,244,161)   (319,876,422) (208,166,176) (292,419,209)
------------------------------------ ------------  --------------  ------------  ------------
                                      212,993,734     343,312,187    93,692,332   137,845,233
Annuity Reserves:
Transfers from accumulation units
and between accounts                    1,476,258       2,103,045       561,618       770,706
------------------------------------
Annuity Payments                         (495,611)       (469,790)     (229,919)     (296,241)
------------------------------------
Receipt of mortality guarantee
adjustment                                 23,236          39,379        13,665        18,064
------------------------------------ ------------  --------------  ------------  ------------
                                        1,003,883       1,672,634       345,364       492,529
Bond Account
Accumulation Units:
Contract purchases                     90,136,993      88,973,283           --            --
------------------------------------
Terminated contracts and transfers
to annuity reserves                   (17,430,014)    (16,970,689)          --            --
------------------------------------ ------------  --------------  ------------  ------------
                                       72,706,979      72,002,594           --            --
Annuity Reserves:
Transfers from accumulation units
and between accounts                       40,913          40,893           --            --
------------------------------------
Annuity Payments                             (947)         (1,110)          --            --
------------------------------------
Receipt of mortality guarantee
adjustment                                    209             217           --            --
------------------------------------ ------------  --------------  ------------  ------------
                                           40,175          40,000           --            --
                                                   --------------                ------------
NET INCREASE FROM UNIT TRANSACTIONS                $1,274,368,120                $988,532,455
                                                   ==============                ============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

5. PURCHASES AND SALES OF SECURITIES
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1996:

                                                             Aggregate
                                              Aggregate Cost Proceeds
                                              of Purchases   from Sales
-------------------------------------------------------------------------
Growth-Income Account                         $  900,375,081 $ 95,662,150
--------------------------------------------
Growth Account                                   674,101,004  222,248,738
--------------------------------------------
Asset Allocation Account                         222,750,969   31,117,253
--------------------------------------------
High-Yield Bond Account                          137,648,756   24,054,151
--------------------------------------------
U.S. Government/AAA-Rated Securities Account      65,238,828   72,273,200
--------------------------------------------
Cash Management Account                          261,968,878  207,378,722
--------------------------------------------
International Account                            502,741,929   56,226,572
--------------------------------------------
Bond Account                                      75,869,334    1,909,921
--------------------------------------------  -------------- ------------
                                              $2,840,694,779 $710,870,707
                                              ============== ============

6. NEW INVESTMENT FUND
Effective January 1, 1996, the AVIS Bond Fund became available as an investment option for Variable Account contract owners.

7. DAILY UNIT VALUATION CALCULATIONS
Effective October 1996, the daily unit value calculation process was transferred from Lincoln Life to the Delaware Group, an affiliate of Lincoln National Corporation. Costs associated with the calculation of the unit value are paid by Lincoln Life.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account H (Variable Account) as of December 31, 1996, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account H at December 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Fort Wayne, Indiana
March 14, 1997

LINCOLN NATIONAL LIFE INSURANCE CO.

AUDITED FINANCIAL STATEMENTS

Prior to 1996, management of The Lincoln National Life Insurance Company (Company) prepared annual financial statements of the Company using two different types of accounting principles. Pursuant to insurance regulatory requirements in several states, management prepared financial statements in accordance with statutory accounting principles (STAP), which were subject to audit by the Company's independent auditors. Additionally, solely for purposes of inclusion in the registration statements of separate account products requiring registration and periodic reporting to the Securities and Exchange Commission (SEC), management also prepared financial statements of the Company in accordance with generally accepted accounting principles (GAAP), which were also subject to audit. In an attempt to reduce costs associated with the preparation and audits of both GAAP and STAP-bases financial statements, commencing with the registrations in 1997, management will prepare and have audited only STAP-basis financial statements.
The STAP-basis financial statements included in this registration statement have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which is an "other comprehensive basis of accounting" as that term is defined by the American Institute of Certified Public Accountants (see notes 1 and 2 to the enclosed audited STAP-basis financial statements for information on such prescribed and permitted practices).
Because 1996 is the initial year for which STAP-basis financial statements are used for purposes of these separate account product filings with the SEC, management has included the following financial statements of the Company to allow for comparability between years:
 . Section 1 contains the STAP-basis balance sheets of the Company as of Decem-ber 31, 1996 and 1995 and the related STAP-basis statements of income, changes in capital and surplus, and cash flows for the three years in the pe-riod ended December 31, 1996.
 . Section 2 contains the GAAP-basis balance sheets of the Company as of Decem-ber 31, 1995 and 1994 and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the pe-riod ended December 31, 1995.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED BALANCE SHEETS

                                                      December 31
                                                      1995        1994
                                                      ----------- -----------
                                                      (000's omitted)
                                                      -----------------------
ASSETS
INVESTMENTS:
Securities available-for-sale, at fair value:
 . Fixed maturity (cost: 1995 -- $18,852,837; 1994 --
   $18,193,928)                                       $20,414,785 $17,692,214
----------------------------------------------------
 . Equity (cost: 1995 -- $480,261; 1994 -- $416,351)       598,435     456,333
----------------------------------------------------
Mortgage loans on real estate                           3,147,783   2,795,914
----------------------------------------------------
Real estate                                               746,023     679,512
----------------------------------------------------
Policy loans                                              565,325     528,731
----------------------------------------------------
Other investments                                         241,219     158,196
----------------------------------------------------  ----------- -----------
Total investments                                      25,713,570  22,310,900
----------------------------------------------------
Cash and invested cash                                    802,743     990,880
----------------------------------------------------
Property and equipment                                     53,830      54,989
----------------------------------------------------
Deferred acquisition costs                                953,834   1,736,526
----------------------------------------------------
Premiums and fees receivable                              117,634     123,494
----------------------------------------------------
Accrued investment income                                 352,301     367,370
----------------------------------------------------
Assets held in separate accounts                       18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                           --     134,463
----------------------------------------------------
Amounts recoverable from reinsurers                     2,940,976   2,069,292
----------------------------------------------------
Goodwill                                                    5,149       3,385
----------------------------------------------------
Other assets                                              185,398     233,708
----------------------------------------------------  ----------- -----------
Total assets                                          $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES:
Policy liabilities and accruals:
 . Future policy benefits, claims and claims expenses  $ 8,435,019 $ 7,540,772
----------------------------------------------------
 . Unearned premiums                                        55,174      61,472
----------------------------------------------------  ----------- -----------
Total policy liabilities and accruals                   8,490,193   7,602,244
----------------------------------------------------
Contractholder funds                                   18,171,822  17,028,628
----------------------------------------------------
Liabilities related to separate accounts               18,461,629  13,000,540
----------------------------------------------------
Federal income taxes                                      166,430          --
----------------------------------------------------
Short-term debt                                           124,783     153,656
----------------------------------------------------
Long-term debt                                             40,827      54,794
----------------------------------------------------
Other liabilities                                       1,412,534   1,264,730
----------------------------------------------------  ----------- -----------
Total liabilities                                      46,868,218  39,104,592
----------------------------------------------------
SHAREHOLDER'S EQUITY:
Common stock, $2.50 par value:
 . Authorized, issued and outstanding shares -- 10
  million
  (owned by Lincoln National Corp.)                        25,000      25,000
----------------------------------------------------
Additional paid-in capital                                809,557     791,605
----------------------------------------------------
Retained earnings                                       1,440,994   1,428,969
----------------------------------------------------
Net unrealized gain (loss) on securities available-
for-sale                                                  443,295    (324,619)
----------------------------------------------------  ----------- -----------
Total shareholder's equity                              2,718,846   1,920,955
----------------------------------------------------  ----------- -----------
Total liabilities and shareholder's equity            $49,587,064 $41,025,547
----------------------------------------------------  =========== ===========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF INCOME

                                            Year ended December 31
                                            1995       1994        1993
                                            ---------------------------------
                                            (000's omitted)
                                            ---------------------------------
REVENUE
Insurance premiums                          $  846,873 $1,099,480  $1,972,630
------------------------------------------
Insurance fees                                 450,423    390,384     425,083
------------------------------------------
Net investment income                        1,899,630  1,673,981   1,823,459
------------------------------------------
Realized gain (loss) on investments            136,195   (138,522)     92,150
------------------------------------------
Gain (loss) on sale of affiliates                   --     68,954     (98,500)
------------------------------------------
Other                                            3,405     20,946      35,781
------------------------------------------  ---------- ----------  ----------
Total revenue                                3,336,526  3,115,223   4,250,603
------------------------------------------

BENEFITS AND EXPENSES
Benefits and settlement expenses             2,122,616  2,194,047   3,033,139
------------------------------------------
Underwriting, acquisition, insurance and
 other expenses                                764,346    660,363     881,703
------------------------------------------
Interest expense                                    67        615          96
------------------------------------------  ---------- ----------  ----------
Total benefits and expenses                  2,887,029  2,855,025   3,914,938
------------------------------------------  ---------- ----------  ----------
Income before federal income taxes
and cumulative effect of accounting change     449,497    260,198     335,665
------------------------------------------
Federal income taxes                           127,472     40,400     142,544
------------------------------------------
Income before cumulative effect of
 accounting change                             322,025    219,798     193,121
------------------------------------------  ---------- ----------  ----------
Cumulative effect of accounting change
(postretirement benefits)                           --         --      45,582
------------------------------------------  ---------- ----------  ----------
Net income                                  $  322,025 $  219,798  $  147,539
------------------------------------------  ========== ==========  ==========

EARNINGS PER SHARE
Income before cumulative effect of
 accounting change                              $32.20     $21.98      $19.31
------------------------------------------
Cumulative effect of accounting change
(postretirement benefits)                           --         --       (4.56)
------------------------------------------  ---------- ----------  ----------
Net income                                      $32.20     $21.98      $14.75
------------------------------------------  ========== ==========  ==========



See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF
SHAREHOLDER'S EQUITY

                                           Year ended December 31
                                           1995        1994        1993
                                                ------------------------------
                                           (000's omitted)
                                           ----------------------------------
Common stock -- balance at beginning and
 end of year                               $   25,000  $   25,000  $   25,000
-----------------------------------------
ADDITIONAL PAID-IN CAPITAL:
Balance at beginning of year                  791,605     791,444     791,223
-----------------------------------------
Contribution from Lincoln National Corp.       17,952         161         221
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        809,557     791,605     791,444
-----------------------------------------
RETAINED EARNINGS:
Balance at beginning of year                1,428,969   1,334,171   1,198,632
-----------------------------------------
Net income                                    322,025     219,798     147,539
-----------------------------------------
Dividends declared                           (310,000)   (125,000)    (12,000)
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                      1,440,994   1,428,969   1,334,171
-----------------------------------------
NET UNREALIZED GAIN (LOSS) ON SECURITIES
 AVAILABLE-FOR-SALE:
Balance at beginning of year                 (324,619)    621,161      47,303
-----------------------------------------
Cumulative effect of accounting change             --          --     564,153
-----------------------------------------
Other change during year                      767,914    (945,780)      9,705
-----------------------------------------
                                           ----------  ----------  ----------
Balance at end of year                        443,295    (324,619)    621,161
-----------------------------------------
                                           ----------  ----------  ----------
Total shareholder's equity at end of year  $2,718,846  $1,920,955  $2,771,776
-----------------------------------------
                                           ==========  ==========  ==========




See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          Year ended December 31
                                          1995         1994         1993
                                          -----------  -----------  ----------
                                          (000's omitted)
                                          ------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                $   322,025  $   219,798  $  147,539
----------------------------------------
Adjustments to reconcile net income to
net cash
provided by operating activities:
 . Deferred acquisition costs                  124,526     (171,063)    (92,183)
----------------------------------------
 . Premiums and fees receivable                  6,082       10,755      80,582
----------------------------------------
 . Accrued investment income                    15,069      (54,434)    (18,827)
----------------------------------------
 . Policy liabilities and accruals             621,603      114,038     345,142
----------------------------------------
 . Contractholder funds                      1,335,625    1,769,240   1,248,058
----------------------------------------
 . Amounts recoverable from reinsurers        (883,425)    (884,388)   (700,622)
----------------------------------------
 . Federal income taxes                         95,745        8,364    (130,308)
----------------------------------------
 . Provisions for depreciation                  39,089       38,870      41,516
----------------------------------------
 . Amortization of discount and premium        (86,653)       7,928    (100,274)
----------------------------------------
 . Realized loss (gain) on investments        (244,995)     219,682    (115,881)
----------------------------------------
 . Loss (gain) on sale of affiliates                --      (68,954)     98,500
----------------------------------------
 . Cumulative effect of accounting change           --           --      45,582
----------------------------------------
 . Other                                       458,542       (4,599)     51,369
----------------------------------------  -----------  -----------  ----------
Net adjustments                             1,481,208      985,439     752,654
----------------------------------------  -----------  -----------  ----------
Net cash provided by operating
 activities                                 1,803,233    1,205,237     900,193
----------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available-for-sale:
 . Purchases                               (13,549,807) (12,100,213) (7,171,684)
----------------------------------------
 . Sales                                    12,163,673    9,326,809   7,139,781
----------------------------------------
 . Maturities                                  929,018      958,065      42,707
----------------------------------------
Fixed maturity securities held for
 investment:
 . Purchases                                        --           --  (5,903,805)
----------------------------------------
 . Sales                                            --           --   2,805,980
----------------------------------------
 . Maturities                                       --           --   1,639,739
----------------------------------------
Purchases of other investments             (1,711,427)  (1,421,321) (1,936,013)
----------------------------------------
Sale or maturity of other investments       1,198,536    1,457,157   1,142,872
----------------------------------------
Sale of affiliates                                 --      520,340          --
----------------------------------------
Decrease in cash collateral on loaned
 securities                                   (39,681)    (163,872)    (40,454)
----------------------------------------
Other                                        (213,708)     (37,606)     83,751
----------------------------------------  -----------  -----------  ----------
Net cash used in investing activities      (1,223,396)  (1,460,641) (2,197,126)
----------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt          (13,967)        (200)     (1,138)
----------------------------------------
Issuance of long-term debt                         --           --      10,314
----------------------------------------
Net increase (decrease) in short-term
 debt                                         (28,873)       3,629      13,047
----------------------------------------
Universal life and investment contract
 deposits                                   1,716,239    2,381,829   2,418,037
----------------------------------------
Universal life and investment contract
 withdrawals                               (2,149,325)  (1,604,450) (1,503,105)
----------------------------------------
Capital contribution from Lincoln
 National Corp.                                17,952          161         221
----------------------------------------
Dividends paid to shareholder                (310,000)    (125,000)    (12,000)
----------------------------------------  -----------  -----------  ----------
Net cash provided by (used in) financing
 activities                                  (767,974)     655,969     925,376
----------------------------------------  -----------  -----------  ----------

Net increase (decrease) in cash  (188,137)  400,565 (371,557)
-------------------------------
Cash at beginning of year         990,880   590,315  961,872
-------------------------------  --------  -------- --------
Cash at end of year              $802,743  $990,880 $590,315
-------------------------------  ========  ======== ========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS

December 31, 1995

1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  Basis of presentation
  The accompanying consolidated financial statements include Lincoln National Life Insurance Co. ("Lincoln Life") and its majority owned subsidiaries. Lincoln Life and its subsidiaries operate multiple insurance businesses. Operations are divided into two business segments (see Note 9). These con-solidated financial statements have been prepared in conformity with gener-ally accepted accounting principles.

  Use of estimates
  The nature of the insurance business requires management to make estimates and assumptions that affect the amounts reported in the consolidated finan-cial statements and accompanying notes. Actual results could differ from those estimates.

  Investments
  Lincoln Life classifies its fixed maturity securities and equity securities (common and non-redeemable preferred stocks) as available-for-sale and, ac-cordingly, such securities are carried at fair value. The cost of fixed ma-turity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is adjusted for declines in value that are other than temporary.

  For the mortgage-backed securities portion of the fixed maturity securities portfolio, Lincoln Life recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the se-curities. When estimates of prepayments change, the effective yield is re-calculated to reflect actual payments to date and anticipated future pay-ments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the ac-quisition of the securities. This adjustment is reflected in net investment income.

  Mortgage loans on real estate are carried at outstanding principal balances less unaccrued discounts and net of reserves for declines that are other than temporary. Investment real estate is carried at cost less allowances for depreciation. Such real estate is carried net of reserves for declines in value that are other than temporary. Real estate acquired through foreclosure proceedings is re-corded at fair value on the settlement date which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at the settlement date, the carrying value is adjusted to the lower amount. Policy loans are carried at the aggregate unpaid balances. Any changes to the reserves for mortgage loans on real estate and real estate are reported as a realized gain (loss) on investments.

  Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less, includ-ing participation in a short-term investment pool administered by Lincoln National Corp. (LNC), the Lincoln Life's parent.

  Realized gain (loss) on investments is recognized in net income, net of re-lated amortization of deferred acquisition costs, using the specific iden-tification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded if these se-curities would have been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

  Derivatives
  Lincoln Life hedges certain portions of its exposure to interest rate fluc-tuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk by entering into deriva-tive transactions. A description of Lincoln Life's accounting for its hedge of such risks is discussed in the following two paragraphs.

  The premium paid for interest rate caps is deferred and amortized to net investment income on a straight-line basis over the term of the interest rate cap. Any settlement received in accordance with the terms of the in-terest rate caps is recorded as investment income. Spread-lock agreements, interest rate swaps and financial futures, which hedge fixed maturity secu-rities available-for-sale, are carried at fair value with the change in fair value reflected directly in shareholder's equity. Realized gain (loss) from the settlement of such derivatives is deferred and amortized over the life of the hedged assets as an adjustment to the yield. Foreign exchange forward contracts, foreign currency options and foreign currency swaps, which hedge some of the foreign exchange risk of investments in fixed matu-rity securities denominated in foreign currencies, are carried at fair value with the change in fair value reflected in earnings. Realized

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED gain (loss) from the settlement of such derivatives is also zreflected in earnings.

  Hedge accounting is applied as indicated above after Lincoln Life deter-mines that the items to be hedged expose Lincoln Life to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risk; and the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, the change in value of the deriva-tives is included in net income.

  Property and equipment
  Property and equipment owned for Lincoln Life use is carried at cost less allowances for depreciation.

  Premiums and fees
  Revenue for universal life and other interest-sensitive life insurance pol-icies consists of policy charges for cost of insurance, policy initiation and administration, and surrender charges that have been assessed. Tradi-tional individual life-health and annuity premiums are recognized as reve-nue over the premium-paying period of the policies. Group health premiums are prorated over the contract term of the policies.

  Assets held in separate accounts/ liabilities related to separate accounts These assets and liabilities represent segregated funds administered and invested by Lincoln Life for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by Lincoln Life for ad-ministrative and contractholder maintenance services performed for these separate accounts are included in Lincoln Life's consolidated statements of income.

  Deferred acquisition costs
  Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and group health insurance which vary with and are primarily related to the produc-tion of new business, have been deferred to the extent recoverable. Acqui-sition costs for universal and variable universal life insurance policies are being amortized over the lives of the policies in relation to the inci-dence of estimated gross profits from surrender charges and investment, mortality and expense margins, and actual realized gain (loss) on invest-ments. That amortization is adjusted retrospectively when estimates of cur-rent or future gross profits to be realized from a group of policies are revised. The traditional life-health and annuity acquisition costs are am-ortized over the premium-paying period of the related policies using as-sumptions consistent with those used in computing policy reserves.

  Expenses
  Expenses for universal and variable universal life insurance policies in-clude interest credited to policy account balances and benefit claims in-curred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in Lincoln Life's general account during 1993 through 1995 ranged from 6.1% to 8.25%.

  Goodwill
  The cost of acquired subsidiaries in excess of the fair value of net assets (goodwill) is amortized using the straight-line method over periods that generally correspond with the benefits expected to be derived from the ac-quisitions. Goodwill is amortized over 40 years. The carrying value of goodwill is reviewed periodically for indicators of impairment in value.

  Policy liabilities and accruals
  The liabilities for future policy benefits and expenses for universal and variable universal life insurance policies consist of policy account bal-ances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future policy benefits and expenses for tradi-tional life policies and immediate and deferred paid-up annuities are com-puted using a net level premium method and assumptions for investment yields, mortality and withdrawals based principally on Lincoln Life experi-ence projected at the time of policy issue, with provision for possible ad-verse deviations. Interest assumptions for traditional direct individual life reserves for all policies range from 2.3% to 11.7% graded to 5.7% af-ter 30 years depending on time of policy issue. Interest rate assumptions for reinsurance reserves range from 5.0% to 11.0% graded to 8.0% after 20 years. The interest assumptions for immediate and deferred paid-up annui-ties range from 4.5% to 8.0%.

  With respect to its policy liabilities and accruals, Lincoln Life carries on a continuing review of its 1) overall reserve position, 2) reserving techniques

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES CONTINUED and 3) reinsurance arrangements, and as experience develops and new infor-mation becomes known, liabilities are adjusted as deemed necessary. The ef-fects of changes in estimates are included in the operating results for the period in which such estimates occur.

  Reinsurance
  Lincoln Life enters into reinsurance agreements with other companies in the normal course of their business. Lincoln Life may assume reinsurance from unaffiliated companies and/or cede reinsurance to such companies. Assets/liabilities and premiums/benefits from certain reinsurance contracts which grant statutory surplus to other insurance companies have been netted on the balance sheets and income statements, respectively, since there is a right of offset. All other reinsurance agreements are reported on a gross basis.

  Depreciation
  Provisions for depreciation of investment real estate and property and equipment owned for Lincoln Life use are computed principally on the straight-line method over the estimated useful lives of the assets.

  Postretirement medical and life insurance benefits
  Lincoln Life accounts for its postretirement medical and life insurance benefits using the full accrual method.

  Income taxes
  Lincoln Life and eligible subsidiaries have elected to file consolidated Federal and state income tax returns with their parent, LNC. Pursuant to an intercompany tax sharing agreement with LNC, Lincoln Life and its eligible subsidiaries provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that Lincoln Life and eligible sub-sidiaries will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

  Lincoln Life uses the liability method of accounting for income taxes. De-ferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax return purposes. Lincoln Life establishes a valuation allowance for any portion of its deferred tax assets which are unlikely to be realized.

2.CHANGES IN ACCOUNTING PRINCIPLES
  AND CHANGES IN ESTIMATES

  Postretirement benefits other than pensions
  Effective January 1, 1993, Lincoln Life changed its method of accounting for postretirement medical and life insurance benefits for its eligible em-ployees and agents from a pay-as-you-go method to a full accrual method in accordance with Financial Accounting Standards No. 106 entitled "Employers' Accounting for Postretirement Benefits Other Than Pensions" ("FAS 106"). This full accrual method recognizes the estimated obligation for retired employees and agents and active employees and agents who are expected to retire in the future. The effect of the change was to increase net periodic postretirement benefit cost by $7,800,000 and decrease income before cumu-lative effect of accounting change by $5,100,000 ($0.51 per share). The im-plementation of FAS 106 resulted in a one-time charge to the first quarter 1993 net income of $45,600,000 or $4.56 per share ($69,000,000 pre-tax) for the cumulative effect of the accounting change. See Note 6 for additional disclosures regarding postretirement benefits other than pensions.

  Accounting by creditors for impairment of a loan
  Financial Accounting Standards No. 114 entitled "Accounting by Creditors for Impairment of a Loan" ("FAS 114") issued in May 1993, was adopted by Lincoln Life effective January 1, 1993. FAS 114 requires that if an im-paired mortgage loan's fair value as described in Note 3 is less than the recorded investment in the loan, the difference is recorded in the mortgage loan allowance for losses account. The adoption of FAS 114 resulted in ad-ditions to the mortgage loan allowance for losses account and reduced first quarter 1993 income before cumulative effect of accounting change and net income by $37,700,000, or $3.77 per share ($57,200,000 pre-tax). See Note 3 for further mortgage loan disclosures. Most of the effect of this change in accounting was within the Life Insurance and Annuities business segment.

  Accounting for certain investments in debt and equity securities
  Financial Accounting Standards No. 115 entitled "Accounting for Certain In-vestments in Debt and Equity Securities" ("FAS 115") issued in May 1993, was adopted by Lincoln Life as of December 31, 1993. In accordance with the rules, the

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
2. CHANGES IN ACCOUNTING PRINCIPLESAND CHANGES IN ESTIMATES CONTINUED prior year financial statements have not been restated to reflect the change in accounting principle. Under FAS 115, securities can be classified as available-for-sale, trading or held-to-maturity according to the hold-er's intent. Lincoln Life classified its entire fixed maturity securities portfolio as "available-for-sale." Securities classified as available-for-sale are carried at fair value and unrealized gains and losses on such se-curities are carried as a separate component of shareholder's equity. The ending balance of shareholder's equity at December 31, 1993 was increased by $564,200,000 (net of $377,500,000 of related adjustments to deferred ac-quisition costs, $50,700,000 of policyholder commitments and $303,700,000 in deferred income taxes, all of which would have been recognized if those securities would have been sold at their fair value, net of amounts appli-cable to Security-Connecticut Corp.) to reflect the net unrealized gain on fixed maturity securities classified as available-for-sale previously car-ried at amortized cost. Prior to the adoption of FAS 115, Lincoln Life car-ried a portion of its fixed maturity securities at fair value with unrealized gains and losses carried as a separate component of sharehold-er's equity. The remainder of such securities were carried at amortized cost.

  Change in estimate for net investment income related to mortgage-backed securities
  At December 31, 1993, Lincoln Life had $5,942,100,000 invested in mortgage-backed securities. As indicated in Note 1, Lincoln Life recognizes income on these securities using a constant effective yield based on anticipated prepayments. With the implementation of new investment software in December 1993, Lincoln Life was able to significantly refine its estimate of the ef-fective yield on such securities to better reflect actual prepayments and estimates of future prepayments. This resulted in an increase in the amor-tization of purchase discount on these securities of $58,000,000 and, after related amortization of deferred acquisition costs ($18,300,000) and income taxes ($14,300,000), increased 1993's income before cumulative effect of accounting change and net income by $25,500,000 or $2.55 per share.
  Most of the effect of this change in estimate was within the Life Insurance and Annuities business segment.

  Change in estimate for disability income reserves
  During the fourth quarter of 1993, income before cumulative effect of ac-counting change and net income decreased by $15,500,000 or $1.55 per share as the result of strengthening reinsurance disability income reserves by $23,900,000. The need for this reserve increase within the Reinsurance seg-ment was identified as the result of management's assessment of current ex-pectations for morbidity trends and the impact of lower investment income due to lower interest rates.

  During the fourth quarter of 1995, Lincoln Life completed an in-depth re-view of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will con-tinue in the future, income before cumulative effect of accounting change and net income decreased by $33,500,000 or $3.35 per share ($51,500,000 pre-tax) as a result of strengthening disability income reserves by $15,200,000 and writing-off deferred acquisition costs of $36,300,000 in the Reinsurance segment.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS
  The major categories of net investment income are as follows:

                                  Year ended December 31
                                  1995     1994     1993
                                                  ----------
                                  (in millions)
                                  --------------------------
   Fixed maturity securities      $1,549.4 $1,357.4 $1,497.6
   -----------------------------
   Equity securities                   8.9      7.4      4.3
   -----------------------------
   Mortgage loans on real estate     268.3    271.3    294.2
   -----------------------------
   Real estate                       110.0     97.8     75.2
   -----------------------------
   Policy loans                       35.4     32.7     36.0
   -----------------------------
   Invested cash                      55.4     46.4     24.8
   -----------------------------
   Other investments                  15.8      7.3      8.0
   -----------------------------  -------- -------- --------
   Investment revenue              2,043.2  1,820.3  1,940.1
   -----------------------------
   Investment expenses               143.6    146.3    116.6
   -----------------------------  -------- -------- --------
   Net investment income          $1,899.6 $1,674.0 $1,823.5
   -----------------------------
                                  ======== ======== ========

  The realized gain (loss) on investments is as follows:

                                                     Year ended December 31
                                                     1995    1994     1993
                                                    --------------------------
                                                     (in millions)
                                                     ------------------------
   Fixed maturity securities available-for-sale:
   . Gross gain                                      $239.6  $  69.6  $  91.1
   ------------------------------------------------
   . Gross loss                                       (87.8)  (294.1)    (8.4)
   ------------------------------------------------
   Equity securities available-for-sale:
   . Gross gain                                        82.3     50.2     88.3
   ------------------------------------------------
   . Gross loss                                       (31.3)   (50.5)   (33.7)
   ------------------------------------------------
   Fixed maturity securities held for investment:
   . Gross gain                                          --       --    209.9
   ------------------------------------------------
   . Gross loss                                          --       --    (69.5)
   ------------------------------------------------
   Other investments                                   42.2      5.1   (161.8)
   ------------------------------------------------
   Related restoration or amortization of deferred
   acquisition
   costs and provision for policyholder commitments  (108.8)    81.2    (23.7)
   ------------------------------------------------  ------  -------  -------
                                                     $136.2  $(138.5) $  92.2
                                                     ======  =======  =======

  Provisions (credits) for write-downs and net changes in pro-visions for losses, which are included in realized gain
  (loss) on investments shown above, are as follows:

                                  Year ended
                                  December 31
                                  1995   1994  1993

                                  (in millions)
                                  -------------------
   Fixed maturity securities      $10.4  $14.2 $ 55.6
   -----------------------------
   Equity securities                3.3    6.8     --
   -----------------------------
   Mortgage loans on real estate   14.7   19.5  136.7
   -----------------------------
   Real estate                     (7.2)  13.0   21.8
   -----------------------------
   Other long-term investments     (1.5)    .3    3.9
   -----------------------------
   Guarantees                      (2.2)   4.3    1.7
   -----------------------------
                                  -----  ----- ------
                                  $17.5  $58.1 $219.7
                                  =====  ===== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The change in unrealized appreciation (depreciation) on in-vestments in fixed maturity and equity securities is as fol-lows:

                                                  Year ended December 31
                                                  1995     1994       1993
                                                 ------------------------------
                                                  (in millions)
                                                  ----------------------------
   Fixed maturity securities available-for-sale   $2,063.7 $(1,903.7) $1,387.1
   ---------------------------------------------
   Equity securities available-for-sale               78.1     (26.0)      9.2
   ---------------------------------------------
   Fixed maturity securities held for investment        --        --    (959.7)
   ---------------------------------------------
                                                  -------- ---------  --------
                                                  $2,141.8 $(1,929.7) $  436.6
                                                  ======== =========  ========

  The cost, gross unrealized gain and loss and fair value of securities available-for-sale are as follows:

                                          Year ended December 31, 1995
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $12,412.1 $1,141.0 $ 28.7 $13,524.4
   -------------------------------------
   U.S. Government bonds                      569.6     83.9     .1     653.4
   -------------------------------------
   Foreign government bonds                   927.9     70.3     .6     997.6
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,072.5     41.0    3.2   1,110.3
   -------------------------------------
   . Collateralized mortgage obligations    3,816.3    262.5    7.4   4,071.4
   -------------------------------------
   . Other mortgage-backed securities           2.8       .3     --       3.1
   -------------------------------------
   State and municipal bonds                   12.3       .1     --      12.4
   -------------------------------------
   Redeemable preferred stocks                 39.3      2.9     --      42.2
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,852.8  1,602.0   40.0  20,414.8
   -------------------------------------
   Equity securities                          480.3    123.6    5.5     598.4
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $19,333.1 $1,725.6 $ 45.5 $21,013.2
                                          ========= ======== ====== =========
                                          Year ended December 31, 1994
                                          -----------------------------------
                                                    Gross
                                                    unrealized
                                                    --------------- Fair
                                          Cost      Gain     Loss   value
                                     ----------------------------------------
                                          (in millions)
                                          -----------------------------------
   Corporate bonds                        $11,519.3 $  143.3 $514.4 $11,148.2
   -------------------------------------
   U.S. Government bonds                    1,048.4      6.9   25.5   1,029.8
   -------------------------------------
   Foreign governments bonds                  541.2      4.7   12.5     533.4
   -------------------------------------
   Mortgage-backed securities:
   . Mortgage pass-through securities       1,176.8      3.0   44.1   1,135.7
   -------------------------------------
   . Collateralized mortgage obligations    3,835.5     85.8  148.6   3,772.7
   -------------------------------------
   . Other mortgage-backed securities           5.0       .1     .1       5.0
   -------------------------------------
   State and municipal bonds                   16.3       .4     --      16.7
   -------------------------------------
   Redeemable preferred stocks                 51.4       .2     .9      50.7
   -------------------------------------
                                          --------- -------- ------ ---------
   Total fixed maturity securities         18,193.9    244.4  746.1  17,692.2
   -------------------------------------
   Equity securities                          416.3     56.4   16.4     456.3
   -------------------------------------
                                          --------- -------- ------ ---------
                                          $18,610.2 $  300.8 $762.5 $18,148.5
                                          ========= ======== ====== =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Future maturities of fixed maturity securities available-for-sale are as follows:

                                           December 31, 1995
                                           -------------------
                                                     Fair
                                           Cost      value
                                           --------- ---------
                                           (in millions)
                                           -------------------
   Due in one year or less                 $   278.4 $   282.6
   --------------------------------------
   Due after one year through five years     2,955.7   3,102.1
   --------------------------------------
   Due after five years through ten years    4,918.2   5,265.9
   --------------------------------------
   Due after ten years                       5,808.9   6,579.4
   --------------------------------------  --------- ---------
                                            13,961.2  15,230.0
   Mortgage-backed securities                4,891.6   5,184.8
   --------------------------------------  --------- ---------
                                           $18,852.8 $20,414.8
                                           ========= =========

  The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

  At December 31, 1995, the current par, amortized cost and estimated fair value of investments in mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

             December 31, 1995
             -------------------------------
             Current Par Cost     Fair value
             ----------- -------- ----------
             (in millions)
             -------------------------------
   Below 7%  $  292.6    $  290.5  $  293.6
   --------
   7%-8%      1,302.8     1,276.9   1,318.2
   --------
   8%-9%      1,607.0     1,564.7   1,669.8
   --------
   Above 9%   1,810.5     1,759.5   1,903.2
   --------  --------    --------  --------
             $5,012.9    $4,891.6  $5,184.8
             ========    ========  ========

  The quality ratings of fixed maturity securities available-for-sale are as follows:

                       December 31, 1995
                       -----------------
   Treasuries and AAA   34.1%
   ------------------
   AA                    8.0
   ------------------
   A                    25.9
   ------------------
   BBB                  24.5
   ------------------
   BB                    3.9
   ------------------
   Less than BB          3.6
   ------------------  ------
                       100.0%
                       ======

  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When Lincoln Life determines that a loan is impaired, a provision for loss is established for the difference between the carrying value of the mortgage loan and the estimated value. Estimated value is based on either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the provision for losses and subsequent recoveries, if any, are credited to the provision for losses.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The provision for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the provision for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

  Impaired loans along with the related allowance for losses are as follows:

                                                December 31
                                                1995    1994
                                                ------  ------
                                                (in millions)
                                                --------------
   Impaired loans with allowance for losses     $144.7  $246.0
   -------------------------------------------
   Allowance for losses                          (28.5)  (56.6)
   -------------------------------------------
   Impaired loans with no allowance for losses     2.1     2.2
   -------------------------------------------
                                                ------  ------
   Net impaired loans                           $118.3  $191.6
   -------------------------------------------
                                                ======  ======

  Impaired loans with no allowance for losses are a result of direct write-downs or for collateral dependent loans where the fair value of the collateral is greater than the re-corded investment in such loans.

  A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                      Year ended December
                                      31
                                      1995    1994     1993
                                      ------  -------  ------
                                      (in millions)
                                      -----------------------
   Balance at beginning of year       $ 56.6  $ 220.7  $129.1
   ---------------------------------
   Provisions for losses                14.7     19.5    79.5
   ---------------------------------
   Provision for adoption of FAS 114      --       --    57.2
   ---------------------------------
   Releases due to write-downs         (12.0)      --      --
   ---------------------------------
   Releases due to sales               (15.9)  (164.7)  (12.2)
   ---------------------------------
   Releases due to foreclosures        (14.9)   (18.9)  (32.9)
   ---------------------------------
                                      ------  -------  ------
   Balance at end of year             $ 28.5  $  56.6  $220.7
   ---------------------------------
                                      ======  =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  The average recorded investment in impaired loans and the interest income recognized on impaired loans were as fol-lows:

                                                  Year ended December
                                                  31
                                                  1995   1994   1993
                                                  ------ ------ ------
                                                  (in millions)
                                                  --------------------
   Average recorded investment in impaired loans  $181.7 $467.5 $703.6
   ---------------------------------------------
   Interest income recognized on impaired loans     16.6   36.1   47.3
   ---------------------------------------------

  All interest income on impaired loans was recognized on the cash basis of income recognition.

  As of December 31, 1995 and 1994, Lincoln Life had restruc-tured loans of $62,500,000 and $36,200,000, respectively. Lincoln Life recorded $6,300,000 and $800,000 interest income on these restructured loans in 1995 and 1994, respectively. Interest income in the amount of $6,600,000 and $3,900,000 would have been recorded on these loans according to their original terms in 1995 and 1994, respectively. As of December 31, 1995 and 1994, Lincoln Life had no outstanding commit-ments to lend funds on restructured loans.

  As of December 31, 1995, the Company's investment commit-ments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $543,100,000.

  Fixed maturity securities available-for-sale, mortgage loans on real estate and real estate with a combined carrying value at December 31, 1995 of $1,300,000 were non-income producing for the year ended December 31, 1995.

  The cost information for mortgage loans on real estate, real estate and other long-term investments are net of allowances for losses. The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt. The amount of allowances and a reserve for such items is as fol-lows:

                                  December 31
                                  1995  1994
                                  ----- -----
                                  (in
                                  millions)
                                  -----------
   Mortgage loans on real estate  $28.5 $56.6
   -----------------------------
   Real estate                     46.6  65.2
   -----------------------------
   Other long-term investments     11.8  13.5
   -----------------------------

  Details underlying the balance sheet caption "Net Unrealized
  Gain (loss) on Securities Available-for-Sale," are as fol-lows:

                                                         December 31
                                                         1995       1994
                                                         ---------  ---------
                                                         (in millions)
                                                         --------------------
   Fair value of securities available-for-sale           $21,013.2  $18,148.5
   ----------------------------------------------------
   Cost of securities available-for-sale                  19,333.1   18,610.2
   ----------------------------------------------------  ---------  ---------
   Unrealized gain (loss)                                  1,680.1     (461.7)
   ----------------------------------------------------
   Adjustments to deferred acquisition costs                (492.1)     158.2
   ----------------------------------------------------
   Amounts required to satisfy policyholder commitments     (510.1)       8.6
   ----------------------------------------------------
   Deferred income credits (taxes)                          (234.6)     105.9
   ----------------------------------------------------
   Valuation allowance for deferred tax assets                  --     (135.6)
   ----------------------------------------------------
                                                         ---------  ---------
   Net unrealized gain (loss) on securities available-
    for-sale                                             $   443.3  $  (324.6)
   ----------------------------------------------------
                                                         =========  =========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
3.INVESTMENTS CONTINUED
  Adjustments to Deferred acquisition costs and amounts re-quired to satisfy policyholder commitments are netted against the Deferred acquisition costs asset account and in-cluded with the Future policy benefits, claims and claims expense liability on the balance sheet, respectively.

4.FEDERAL INCOME TAXES
  The Federal income tax expense (benefit) before cumulative effect of accounting change is as follows:

             Year ended December
             31
             1995    1994    1993

             (in millions)
             ----------------------
   Current   $172.5  $(93.4) $261.3
   --------
   Deferred   (45.0)  133.8  (118.8)
   --------  ------  ------  ------
             $127.5  $ 40.4  $142.5
             ======  ======  ======

  Cash paid for Federal income taxes in 1995, 1994 and 1993 was $27,500,000, $41,400,000 and $272,600,000, respectively.
  The cash paid in 1995 is net of a $146,900,000 cash refund related to the carryback of 1994 capital losses to prior years.

  The effective tax rate on pre-tax income before cumulative effect of accounting change is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                         Year ended December
                                         31
                                         1995    1994   1993
                                                      ---------
                                         (in millions)
                                         ---------------------
   Tax rate times pre-tax income         $157.3  $91.1  $117.5
   ------------------------------------
   Effect of:
   . Tax-exempt investment income         (22.0) (21.5)  (16.2)
   ------------------------------------
   . Participating policyholders' share     5.4    3.4     4.1
   ------------------------------------
   . Loss (gain) on sale of affiliates       --  (24.1)   34.5
   ------------------------------------
   . Other items                          (13.2)  (8.5)    2.6
   ------------------------------------  ------  -----  ------
   Provision for income taxes            $127.5  $40.4  $142.5
   ------------------------------------  ======  =====  ======
   Effective tax rate                      28.4%  15.5%   42.5%
   ------------------------------------  ======  =====  ======

  The Federal income tax recoverable (liability) is as follows:

             December 31
             1995     1994
             -------  ------
             (in millions)
             ---------------
   Current   $ (25.0) $118.2
   --------
   Deferred   (141.4)   16.3
   --------  -------  ------
             $(166.4) $134.5
             =======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  Significant components of Lincoln Life's net deferred tax asset (liability) are as follows:

                             December 31
                             1995     1994
                             -------  -------
                             (in millions)
                             ----------------
   Deferred tax assets:
   . Policy liabilities and
     accruals and
     contractholder funds    $ 694.5  $ 430.9
   ------------------------
   . Loss on investments          --     16.8
   ------------------------
   . Net unrealized loss on
     securities available-
     for-sale                     --    161.6
   ------------------------
   . Postretirement
     benefits other than
     pensions                   25.3     24.2
   ------------------------
   . Other                      39.5     34.6
   ------------------------  -------  -------
   Total deferred tax
    assets                     759.3    668.1
   ------------------------
   Valuation allowance for
    deferred tax assets           --   (135.6)
   ------------------------  -------  -------
   Net deferred tax assets     759.3    532.5
   ------------------------
   Deferred tax
    liabilities:
   . Deferred acquisition
     costs                     218.8    475.5
   ------------------------
   . Net unrealized gain on
     securities available-
     for-sale                  579.6       --
   ------------------------
   . Gain on investments         7.7       --
   ------------------------
   . Other                      94.6     40.7
   ------------------------  -------  -------
   Total deferred tax
    liabilities                900.7    516.2
   ------------------------  -------  -------
   Net deferred tax
    (liability) asset        $(141.4) $  16.3
   ------------------------  =======  =======

  Lincoln Life is required to establish a "valuation allow-ance" for any portion of its deferred tax assets which are unlikely to be realized. At December 31, 1994, $161,600,000 of deferred tax assets relating to net unrealized capital losses on fixed maturity and equity securities available-for-sale were available to be recorded in shareholder's eq-uity before considering a valuation allowance. For Federal income tax purposes, capital losses may only be used to off-set capital gains in the current year or during a three-year carryback and five-year carryforward period. Due to these restrictions, and the uncertainty at that time of future capital gains, these deferred tax assets were substantially offset by a valuation allowance of $135,600,000. By December 31, 1995, the fair values of fixed maturity and equity secu-rities available-for-sale were greater than the cost basis resulting in unrealized capital gains. Accordingly, no valu-ation allowance was established as of December 31, 1995 since management believes it is more likely than not that Lincoln Life will realize the benefit of its deferred tax assets.

  Prior to 1984, a portion of the life companies' current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The total of the life companies' balances in their respective "policyholders' surplus" accounts at December 31, 1983 of $204,800,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder surplus," and is available for dividends to the shareholder without additional payment of tax. The December 31, 1995 total of the life companies' account balances for their "shareholder surplus" was $1,554,000,000. Should dividends to the shareholder for each life company exceed its respective "shareholder surplus," amounts would need to be transferred from its respective "policyholders' surplus" and would be subject to Federal income tax at that time. In connection with the 1993 sale of a life insurance affiliate (see Note
  10), $8,800,000 was transferred from policyholders' surplus

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
4.FEDERAL INCOME TAXES CONTINUED
  to shareholder surplus and current income tax of $3,100,000 was paid. Under existing or foreseeable circumstances, Lincoln Life neither expects nor intends that distributions will be made from the remaining balance in "policyholders' surplus" of $196,000,000 that will result in any such tax. Accordingly, no provision for deferred income taxes has been provided by Lincoln Life on its "policyholders' surplus" account. In the event that such excess distributions are made, it is estimated that income taxes of approximately $68,600,000 would be due.

5.SUPPLEMENTAL FINANCIAL DATA
  The balance sheet captions, "Real estate," "Other investments" and "Property and equipment," are shown net of allowances for depreciation as follows:

                           December 31
                           1995   1994
                           ------ ------
                           (in millions)
                           -------------
   Real estate             $ 51.6 $ 37.0
   ----------------------
   Other investments         14.6   12.2
   ----------------------
   Property and equipment   100.7  104.7
   ----------------------

  Details underlying the balance sheet caption, "Contractholder funds," are as follows:

                                                     December 31
                                                     1995      1994
                                                     --------- ---------
                                                     (in millions)
                                                     -------------------
   Premium deposit funds                             $17,886.9 $16,770.3
   ------------------------------------------------
   Undistributed earnings on participating business       91.9      63.6
   ------------------------------------------------
   Other                                                 193.0     194.7
   ------------------------------------------------
                                                     --------- ---------
                                                     $18,171.8 $17,028.6
                                                     ========= =========

  Details underlying the balance sheet captions, "Short-term and Long-term Debt," are as follows:

                                            December 31
                                            1995   1994
                                            ------ ------
                                            (in millions)
                                            -------------
   Short-term debt:
   ---------------------------------------
   . Short-term notes                       $123.5 $150.8
   ---------------------------------------
   . Current portion of long-term debt         1.3    2.9
   ---------------------------------------
                                            ------ ------
   Total short-term debt                    $124.8 $153.7
   ---------------------------------------
                                            ====== ======
   Long-term debt less current portion:
   ---------------------------------------
   . 7% mortgage note payable, due 1996     $   -- $  4.9
   ---------------------------------------
   . 9.48% mortgage note payable, due 1996      --    7.7
   ---------------------------------------
   . 12% mortgage note payable, due 1996        --     .2
   ---------------------------------------
   . 8.42% mortgage note payable, due 1997     7.0    7.2
   ---------------------------------------
   . 8.25% mortgage note payable, due 1997    10.1   10.2
   ---------------------------------------
   . 8% mortgage note payable, due 1997        2.1     --
   ---------------------------------------
   . 8.75% mortgage note payable, due 1998    18.4   18.8
   ---------------------------------------
   . 9.75% mortgage note payable, due 2002     3.2    5.8
   ---------------------------------------
                                            ------ ------
   Total long-term debt                     $ 40.8 $ 54.8
   ---------------------------------------
                                            ====== ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED
  Fixed maturities of long-term debt are as follows (in mil-lions):

  1996 -- $ 1.31998 -- $18.42000 --    $ --
  1997 --  19.21999 --    --Thereafter -- 3.2

  Cash paid for interest for 1995, 1994 and 1993 was $67,000, $615,000 and $96,000, respectively.

  Reinsurance transactions included in the income statement caption, "Insurance premiums," are as follows:

                             Year ended December
                             31
                             1995   1994   1993
                             ------ ------ ------
                             (in millions)
                             --------------------
   Insurance assumed         $777.6 $910.8 $807.5
   ------------------------
   Insurance ceded            441.7  716.7  568.6
   ------------------------
                             ------ ------ ------
   Net reinsurance premiums  $335.9 $194.1 $238.9
   ------------------------
                             ====== ====== ======

  The income statement caption, "Benefits and settlement ex-penses," is net of reinsurance recoveries of $456,000, $524,000 and $438,000 for the years ended December 31, 1995, 1994 and 1993, respectively.

  The income statement caption, "Underwriting, acquisition, insurance and other Expenses," includes amortization of de-ferred acquisition costs of $399,700,000, $115,200,000 and $241,000,000 for the years ended December 31, 1995, 1994 and 1993, respectively. An additional $(85,200,000), $81,200,000 and ($23,700,000) of deferred acquisition costs was restored (amortized) and netted against "Realized gain (loss) on in-vestments" for the years ended December 31, 1995, 1994 and 1993, respectively.

6.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. Lincoln Life's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities and corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined con-tribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, nonqualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides defined benefit pen-sion benefits in excess of limits imposed by federal tax law. A salary continuation plan provides certain officers of Lincoln Life defined pension benefits based on years of service and final monthly salary upon death or retirement.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The status of the funded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                           December 31
                                                           1995     1994
                                                           -------  -------
                                                           (in millions)
                                                           ----------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                       $(162.1) $(130.5)
   ------------------------------------------------------
   . Nonvested benefits                                       (9.2)    (7.3)
   ------------------------------------------------------  -------  -------
   Accumulated benefit obligation                           (171.3)  (137.8)
   ------------------------------------------------------
   Effect of projected future compensation increases         (37.2)   (24.3)
   ------------------------------------------------------  -------  -------
   Projected benefit obligation                             (208.5)  (162.1)
   ------------------------------------------------------
   Plan assets at fair value                                 196.4    159.3
   ------------------------------------------------------  -------  -------
   Projected benefit obligations in excess of plan assets    (12.1)    (2.8)
   ------------------------------------------------------
   Unrecognized net loss (gain)                               12.6      (.5)
   ------------------------------------------------------
   Unrecognized prior service cost                             1.2      1.1
   ------------------------------------------------------  -------  -------
   Prepaid (accrued) pension cost included in other
    liabilities                                            $   1.7  $  (2.2)
   ------------------------------------------------------  =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized on the balance sheets are as follows:

                                                        December 31
                                                        1995    1994
                                                        ------  -----
                                                        (in
                                                        millions)
                                                        -------------
   Actuarial present value of benefit obligation:
   . Vested benefits                                    $ (7.0) $(5.4)
   ---------------------------------------------------
   . Nonvested benefits                                   (1.5)  (1.0)
   ---------------------------------------------------  ------  -----
   Accumulated benefit obligation                         (8.5)  (6.4)
   ---------------------------------------------------
   Effect of projected future compensation increases      (2.4)  (2.5)
   ---------------------------------------------------  ------  -----
   Projected benefit obligation                          (10.9)  (8.9)
   ---------------------------------------------------
   Unrecognized transition obligation                       --     --
   ---------------------------------------------------
   Unrecognized net loss (gain)                            1.0    (.3)
   ---------------------------------------------------
   Unrecognized prior service cost                          .8     .8
   ---------------------------------------------------  ------  -----
   Accrued pension costs included in other liabilities  $ (9.1) $(8.4)
   ---------------------------------------------------  ======  =====

  The determination of the projected benefits obligation for the defined benefit plans was based on the following assump-tions:

                                                     1995  1994  1993
                                                         ------------
   Weighted-average discount rate                    7.0%  8.0%  7.0%
   ------------------------------------------------
   Rate of increase in compensation:
   . Salary continuation plan                        6.0   6.5   6.0
   ------------------------------------------------
   . All other plans                                 5.0   5.0   5.0
   ------------------------------------------------
   Expected long-term rate of return on plan assets  9.0   9.0   9.0
   ------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of net pension cost for the defined benefit pension plans are as follows:

                                                  Year ended December
                                                  31
                                                  1995    1994    1993
                                                      -------------------
                                                  (in millions)
                                                      -------------------
   Service cost--benefits earned during the year  $  5.0  $  8.9  $  8.5
   ---------------------------------------------
   Interest cost on projected benefit obligation    13.2    12.9    12.4
   ---------------------------------------------
   Actual return on plan assets                    (36.3)    4.7   (20.1)
   ---------------------------------------------
   Net amortization (deferral)                      22.9   (18.6)    6.1
   ---------------------------------------------  ------  ------  ------
   Net pension cost                               $  4.8  $  7.9  $  6.9
   ---------------------------------------------  ======  ======  ======

  401(k)
  LNC and Lincoln Life sponsor contributory defined contribu-tion plans for eligible employees and agents. Lincoln Life's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage, ranging from 25% to 150%, which var-ies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $8,000,000, $13,200,000 and $11,800,000 in 1995, 1994 and
  1993, respectively.

  Postretirement medical and life insurance benefit plans
  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for Lincoln Life 10 to 15 years and attained age 55 to 60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical bene-fits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retire-ment. The life insurance benefits are noncontributory, al-though participants can elect supplemental contributory ben-efits.

  The status of the postretirement medical and life insurance benefit plans and the amounts recognized on the balance sheets are as follows:

                                                    December 31
                                                    1995    1994
                                                                 --
                                                    (in millions)
                                                                 --
   Accumulated postretirement benefit obligation:
   . Retirees                                       $(39.8) $(34.9)
   -----------------------------------------------
   . Fully eligible active plan participants          (9.9)   (7.0)
   -----------------------------------------------
   . Other active plan participants                  (20.8)  (15.0)
   -----------------------------------------------  ------  ------
   Accumulated postretirement benefit obligation     (70.5)  (56.9)
   -----------------------------------------------
   Unrecognized net gain                               (.8)   (5.5)
   -----------------------------------------------  ------  ------
   Accrued plan cost included in other liabilities  $(71.3) $(62.4)
   -----------------------------------------------  ======  ======

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
6.EMPLOYEE BENEFIT PLANS CONTINUED
  The components of periodic postretirement benefit cost are as follows:

                                             Year ended
                                             December 31
                                             1995  1994 1993
                                                          --
                                             (in millions)
                                                          --
   Service cost                              $1.5  $1.7 $2.6
   ----------------------------------------
   Interest cost                              4.4   4.2  4.6
   ----------------------------------------
   Amortization cost (credit)                 (.8)   .1   --
   ----------------------------------------  ----  ---- ----
   Net periodic postretirement benefit cost  $5.1  $6.0 $7.2
   ----------------------------------------  ====  ==== ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 9.5% for 1996 gradually de-creasing to 5.5% by 2004 and remaining at that level there-after. The health care cost trend rate assumption has a sig-nificant effect on the amounts reported. For example, in-creasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 1995 and 1994 by $5,100,000 and $4,100,000, respectively, and the ag-
  gregate of the estimated service and interest cost compo-nents of net periodic postretirement benefit cost for the year ended December 31, 1995 by $488,000. The calculation assumes a long-term rate of increase in compensation of 5.0% for both December 31, 1995 and 1994. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.0% and 8.0% at De-cember 31, 1995 and 1994, respectively.

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES

  Shareholder's equity restrictions
  Net income as determined in accordance with statutory accounting practices for Lincoln Life and its insurance subsidiaries in 1995, 1994 and 1993 was $284,500,000, $366,700,000 and $237,000,000, respectively. Lincoln Life's shareholder's equity as determined in accordance with statutory accounting practices at December 31, 1995 and 1994 was $1,732,900,000 and $1,679,700,000, respectively.

  Lincoln Life is subject to certain insurance department regulatory restric-tions as to the transfer of funds and payments of dividends to LNC. In 1996, Lincoln Life can transfer up to $284,500,000 without seeking prior approval from the insurance regulators.

  Disability income claims
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1995 and 1994 is a net liability of $602,600,000 and $441,700,000, respectively, excluding de-ferred acquisition costs. The bulk of the increase to this liability re-lates to the assumption of a large block of disability claim reserves and related assets during the third quarter of 1995. In addition, as indicated in Note 2, Lincoln Life strengthened its disability income reserves and wrote off certain related deferred acquisition costs in the fourth quarter of 1995. The reserves were established on the assumption that the recent experience will continue in the future. If incidence levels or claim termi-nation rates vary significantly from these assumptions, further adjustments to reserves may be required in the future. It is not possible to provide a meaningful estimate of a range of possible outcomes at this time. Lincoln Life reviews and updates the level of these reserves on an on-going basis.

  Compliance of qualified annuity plans
  Tax authorities continue to focus on compliance of qualified annuity plans marketed by insurance companies. If sponsoring em-ployers cannot demonstrate compliance and the insurance company is held re-sponsible due to its marketing efforts, Lincoln Life and other insurers may be subject to potential liability. It is not possi-ble to provide a meaningful estimate of the range of potential liability at this time. Management continues to monitor this matter and to take steps to minimize any potential liability.

  Group pension annuities
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer be-

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

7. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED ing sold, are supported by a single portfolio of assets which attempts to match the duration of these liabilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. This situation could cause losses which would be recognized at some future time.

  Leases
  Lincoln Life and certain of its subsidiaries lease their home office prop-erties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide Lincoln Life with the right of first refusal to purchase the properties during the term of the lease, in-cluding renewal periods, at a price as defined in the agreements. In addi-tion, Lincoln Life has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25 year lease period ending in 2009 or the last day of any of the renewal pe-riods.

  Total rental expense under operating leases in 1995, 1994 and 1993 was $24,400,000, $21,700,000 and $27,100,000. Future minimum rental commitments are as follows (in millions):

   1996        $ 20.9
   ----------
   1997          19.5
   ----------
   1998          18.3
   ----------
   1999          18.3
   ----------
   2000          17.7
   ----------
   Thereafter   172.4
   ----------  ------
               $267.1
               ======

  Insurance ceded and assumed
  Lincoln Life cedes insurance to other companies, including certain affili-ates. That portion of risks exceeding each company's retention limit is re-insured with other insurers. Lincoln Life seeks reinsurance coverage within the business segment that sells life insurance that limits its liabilities on an individual insured to $3,000,000. To cover products other than life insurance, Lincoln Life acquires other insurance coverages with retentions and limits which management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and set-tlement expenses and deferred acquisition costs, net of insurance ceded (see Note 5). Lincoln Life and its subsidiaries remain liable if their re-insurers are unable to meet their contractual obligations under the appli-cable reinsurance agreements.

  Lincoln Life assumes insurance from other companies, including certain af-filiates. At December 31, 1995, Lincoln Life has provided $92,700,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, Lincoln Life is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  Vulnerability from concentrations
  At December 31, 1995, Lincoln Life did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also at December 31, 1995, Lincoln Life did not have a concentration of 1) business transactions with a particular customer, lender or distributor, 2) revenues from a par-ticular product or service, 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a se-vere impact to Lincoln Life's financial condition.

  Other contingency matters
  Lincoln Life and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or requests for equitable re-lief. After consultation with counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial statements of Lin-coln Life.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. Lincoln Life has accrued for expected assessments net of estimated future premium tax deductions.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Guarantees
  Lincoln Life has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Out-standing guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                            Notional or
                                            contract
                                            amounts
                                            -----------
                                            December 31
                                            1995  1994
                                        ---------------
                                            (in
                                            millions)
                                            -----------
   Real estate partnerships                 $ 3.3 $17.6
   ---------------------------------------
   Mortgage loan pass-through certificates   63.6  78.2
   ---------------------------------------  ----- -----
                                            $66.9 $95.8
                                            ===== =====

  Lincoln Life has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the part-ners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, Lincoln Life has sold commercial mortgage loans through grantor trusts which issued pass-through certifi-cates. Lincoln Life has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal bal-ance plus accrued interest thereon to the date of repur-chase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to Lincoln Life. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1995 and 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  Derivatives
  Lincoln Life has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit expo-sure. Lincoln Life has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, Lincoln Life is subject to the risks associated with changes in the value of its derivatives; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstand-ing derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                               Assets (Liabilities)
                                               ------------------------------
                             Notional or       Carrying Fair   Carrying Fair
                             contract amounts  value    value  value    value
                             ----------------- -------- -----  -------- -----
                             December 31       December 31     December 31
                             1995     1994     1995     1995   1994     1994
                             -------- -------- -------- -----  -------- -----
                             (in millions)
                             ------------------------------------------------
   Interest rate
   derivatives:
   Interest rate cap
   agreements                $5,110.0 $4,400.0 $22.7    $5.3   $23.3    $34.4
   ------------------------
   Spread-lock agreements       600.0  1,300.0   (.9)    (.9)    3.2      3.2
   ------------------------
   Financial futures
   contracts                       --    382.5    --      --    (7.5)    (7.5)
   ------------------------
   Interest rate swaps            5.0      5.0    .2      .2      .2       .2
   ------------------------  -------- -------- -----    ----   -----    -----
                              5,715.0  6,087.5  22.0     4.6    19.2     30.3
   Foreign currency
   derivatives:
   Foreign exchange forward
   contracts                     15.7     21.2   (.6)    (.6)     .2       .2
   ------------------------
   Foreign currency options      99.2       --   1.9     1.4      --       --
   ------------------------
   Foreign currency swaps        15.0       --    .4      .4      --       --
   ------------------------  -------- -------- -----    ----   -----    -----
                                129.9     21.2   1.7     1.2      .2       .2
                             -------- -------- -----    ----   -----    -----
                             $5,844.9 $6,108.7 $23.7    $5.8   $19.4    $30.5
                             ======== ======== =====    ====   =====    =====

  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts is as follows:

                                 Interest rate
                                 caps              Spread locks
                                 ----------------- -------------------
                                 December 31       December 31
                                 1995     1994     1995       1994
                                 -------- -------- ---------  --------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $4,400.0 $3,800.0 $ 1,300.0  $1,700.0
   ----------------------------
   New contracts                    710.0    600.0     800.0        --
   ----------------------------
   Terminations and maturities         --       --  (1,500.0)   (400.0)
   ----------------------------  -------- -------- ---------  --------
   Balance at end of year        $5,110.0 $4,400.0 $   600.0  $1,300.0
   ----------------------------  ======== ======== =========  ========

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
7.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

                                 Financial futures
                                 -------------------------------------
                                 Contracts            Options
                                 1995       1994      1995     1994
                                 ---------  --------  -------  -------
                                 (in millions)
                                 -------------------------------------
   Balance at beginning of year  $   382.5  $   33.1  $    --  $    --
   ----------------------------
   New contracts                     810.5   1,087.7    181.6    308.0
   ----------------------------
   Terminations and maturities    (1,193.0)   (738.3)  (181.6)  (308.0)
   ----------------------------  ---------  --------  -------  -------
   Balance at end of year        $      --  $  382.5  $    --  $    --
   ----------------------------  =========  ========  =======  =======

                                 Foreign currency derivatives
                                 -----------------------------------------
                                 Foreign
                                 exchange         Foreign       Foreign
                                 forward          currency      currency
                                 contracts        options       swaps
                                 1995     1994    1995     1994 1995  1994
                                 -------  ------  -------  ---- ----- ----
                                 (in millions)
                                 -----------------------------------------
   Balance at beginning of year  $  21.2  $   --  $    --  $ -- $  -- $ --
   ----------------------------
   New contracts                   131.2    38.5    356.6    --  15.0   --
   ----------------------------
   Terminations and maturities    (136.7)  (17.3)  (257.4)   --    --   --
   ----------------------------  -------  ------  -------  ---- ----- ----
   Balance at end of year        $  15.7  $ 21.2  $  99.2  $ -- $15.0 $ --
   ----------------------------  =======  ======  =======  ==== ===== ====

  Interest rate caps
  The interest rate cap agreements, which expire in 1997 through 2003, entitle Lincoln Life to receive payments from the counterparties on specified future reset dates, contin-gent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate times the notional amount divided by four. The purpose of Lincoln Life's interest rate cap agreement program is to protect its annuity line of business from the effect of fluctuating in-terest rates. The premium paid for the interest rate caps is included in other assets ($22,700,000 and $23,400,000 as of December 31, 1995 and 1994, respectively) and is being amor-tized over the terms of the agreements and is included in net investment income.

  Spread locks
  Spread-lock agreements in effect at December 31, 1995 all expire in 2005. Spread-lock agreements provide for a lump sum payment to or by Lincoln Life depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time, expressed in dollars per basis point. The purpose of Lincoln Life's spread-lock program is to protect a portion of its fixed ma-turity securities against widening of spreads.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, spread-lock agreements, in-terest rate swaps, foreign exchange forward contracts, foreign currency op-tions and foreign currency swaps, but Lincoln Life does not anticipate non-performance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in Lincoln Life's favor. At December 31, 1995, the exposure was $6,900,000.

8.FAIR VALUE OF FINANCIAL INSTRUMENTS
  The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of Lincoln Life's financial instruments. Considerable judgment is required to develop these fair values and, accord-ingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one time, current market exchange of all of Lincoln Life's financial instruments.

  Fixed maturity and equity securities
  Fair values for fixed maturity securities are based on quoted market pric-es, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discount-ing expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans on real estate
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective in-terest rate, at the loan's market price or the fair value of the collateral if the loan is collateral dependent.
7.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  Financial futures
  Lincoln Life uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to man-age duration of a portion of its fixed maturity securities. Financial futures contracts obligate Lincoln Life to buy or sell a financial instru-ment at a specified future date for a specified price and may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Options on financial futures give Lincoln Life the right, but not the obli-gation, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  Foreign currency derivatives
  Lincoln Life uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate Lincoln Life to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give Lincoln Life the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a speci-fied time period. A foreign currency swap is a contractual agreement to ex-change the currencies of two different countries pursuant to an agreement to reexchange the two currencies at the same rate of exchange at a speci-fied future date.

  Additional derivative information
  Expenses for the agreements and contracts described above amounted to $5,600,000 and $5,400,000 in 1995 and 1994, respectively. Deferred losses of $21,800,000 as of December 31, 1995, resulting from (1) terminated and expired spread-lock agreements, (2) financial futures contracts and (3) op-tions on financial futures, are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Short-term and long-term debt
  Fair values for long-term debt issues are estimated using discounted cash flow analysis based on Lincoln Life's current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the car-rying value approximates fair value.

  Guarantees
  Lincoln Life's guarantees include guarantees related to real estate part-nerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant. Fair values for all other guarantees are based on fees that would be charged currently to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties' credit standing.

  Derivatives
  Lincoln Life's derivatives include interest rate cap agreements, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, foreign cur-rency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. The current settlement values are based on quoted market prices for the foreign currency exchange contracts, financial future contracts and options on financial futures and on broker-age quotes, which utilized pricing models or formulas using current assump-tions, for all other swaps and agreements.

  Investment commitments
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date, which would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.
8.FAIR VALUE OF FINANCIAL
  INSTRUMENTS CONTINUED

  Policy loans
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  Other investments and cash and invested cash
  The carrying value for assets classified as other investments and cash and invested cash in the accom-panying balance sheets approximates their fair value.

  Investment type insurance contracts
  The balance sheet captions, "Future policy benefits, claims and claims ex-penses" and "Contractholder funds," include investment type insurance con-tracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest con-tracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations based on interest rates currently being offered on similar contracts with maturities consistent with those remain-ing for the contracts being valued.

  The remainder of the balance sheet captions, "Future policy benefits, claims and claims expenses" and "Contractholder funds," that do not fit the definition of "investment type insurance contracts" are considered insur-ance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by Lincoln Life. It is Lincoln Life's position that the disclosure of the fair value of these insurance contracts is important in that readers of these financial statements could draw inappropriate conclusions about Lincoln Life's shareholder's equity determined on a fair value basis if only the fair value of assets and lia-bilities defined as financial instruments are disclosed. Lincoln Life and other companies in the insurance industry are monitoring the related ac-tions of the various rule-making bodies and attempting to determine an ap-propriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
8.FAIR VALUE OF FINANCIAL INSTRUMENTS CONTINUED
  The carrying values and estimated fair values of Lincoln
  Life's financial instruments are as follows:

                              December 31
                              1995                    1994
                                ---------------------------------------------
                              Carrying    Fair        Carrying    Fair
   Assets (Liabilities)       value       value       value       value
  ---------------------------------------------------------------------------
                              (in millions)
                              ----------------------------------------------
   Fixed maturity securities  $ 20,414.8  $ 20,414.8  $ 17,692.2  $ 17,692.2
   -------------------------
   Equity securities               598.4       598.4       456.3       456.3
   -------------------------
   Mortgage loans on real
    estate                       3,147.8     3,330.5     2,795.9     2,720.6
   -------------------------
   Policy loans                    565.3       557.4       528.7       508.1
   -------------------------
   Other investments               241.2       241.2       158.2       158.2
   -------------------------
   Cash and invested cash          802.7       802.7       990.9       990.9
   -------------------------
   Investment type insurance
    contracts:
   -------------------------
   . Deposit contracts and
     certain guaranteed
     interest contracts        (15,390.8)  (15,179.1)  (14,294.7)  (14,052.5)
   -------------------------
   . Remaining guaranteed
     interest and similar
     contracts                  (2,470.9)   (2,396.5)   (2,485.5)   (2,423.9)
   -------------------------
   Short-term debt                (124.8)     (124.8)     (153.7)     (153.7)
   -------------------------
   Long-term debt                  (40.8)      (36.7)      (54.8)      (57.0)
   -------------------------
   Derivatives                      23.7         5.8        19.4        30.5
   -------------------------
   Investment commitments             --         (.8)         --         (.5)
   -------------------------

  As of December 31, 1995 and 1994, the carrying values of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $333,797,000 and $399,000,000, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of de-ferred acquisition costs in order that they be comparable with the fair value basis.

9.SEGMENT INFORMATION
  Lincoln Life has two major business segments: Life Insurance and Annuities and Reinsurance. The Life Insurance and Annui-ties segment offers universal life, pension products and other individual coverages through a network of career agents, independent general agencies and insurance agencies located within a variety of financial institutions. These products are sold throughout the United States by Lincoln Life. Reinsurance sells reinsurance products and services to insurance companies, HMOs, self-funded employers and other primary risk accepting organizations in the U.S. and econom-ically attractive international markets. Effective in the fourth quarter of 1995, operating results of the direct dis-ability income business previously included in the Life In-surance and Annuities segment is now included in the Rein-surance segment. This direct disability income business, which is no longer being sold, is now managed by the Rein-surance segment along with its disability income business. Prior to the sale of 100% of the ownership of its primary underwriter of employee life-health benefit coverages in 1994 (see Note 10), the Employee Life-Health Benefits seg-ment distributed group life and health insurance, managed health care and other related coverages through career agents and independent general agencies. Activity which is not included in the major business segments is shown as "Other Operations."

  "Other Operations" includes operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on cor-porate debt and unallocated corporate overhead expenses).

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED
9.SEGMENT INFORMATION CONTINUED
  The revenue, pre-tax income and assets by segment for 1993 through 1995 are as follows:

                                            Year ended December 31
                                            1995      1994      1993
                                               ---------------------------
                                            (in millions)
                                            -----------------------------
   Revenue:
   . Life Insurance and Annuities           $ 2,569.2 $ 2,065.3 $ 2,341.9
   ---------------------------------------
   . Reinsurance                                751.2     660.4     610.7
   ---------------------------------------
   . Employee Life-Health Benefits                 --     314.9   1,326.8
   ---------------------------------------
   . Other Operations                            16.1      74.6     (28.8)
   ---------------------------------------  --------- --------- ---------
                                            $ 3,336.5 $ 3,115.2 $ 4,250.6
                                            ========= ========= =========
   Income (loss) before income taxes and
   cumulative effect of accounting change:
   . Life Insurance and Annuities           $   361.0 $    75.6 $   265.3
   ---------------------------------------
   . Reinsurance                                 83.5      93.9      31.6
   ---------------------------------------
   . Employee Life-Health Benefits                 --      22.9      83.0
   ---------------------------------------
   . Other Operations                             5.0      67.8     (44.2)
   ---------------------------------------  --------- --------- ---------
                                            $   449.5 $   260.2 $   335.7
                                            ========= ========= =========
   Assets:
   . Life Insurance and Annuities           $45,280.0 $37,675.9 $36,021.0
   ---------------------------------------
   . Reinsurance                              3,383.5   2,311.5   2,328.9
   ---------------------------------------
   . Employee Life-Health Benefits                 --        --     588.5
   ---------------------------------------
   . Other Operations                           923.6   1,038.1     770.0
   ---------------------------------------  --------- --------- ---------
                                            $49,587.1 $41,025.5 $39,708.4
                                            ========= ========= =========

  Provisions for depreciation and capital additions were not material.

10.SALE OF AFFILIATES
  In December 1993, Lincoln Life recorded a provision for loss of $98,500,000 (also $98,500,000 after-tax) in the "Other
  Operations" segment for the sale of Security-Connecticut Life Insurance Company (Security-Connecticut). The sale was completed on February 2, 1994 through an initial public of-fering and Lincoln Life received cash and notes, net of re-lated expenses, totaling $237,700,000. The loss on sale and disposal expenses did not differ materially from the esti-mate recorded in the fourth quarter of 1993. For the year ended December 31, 1993, Security-Connecticut, which oper-ated in the Life Insurance and Annuities segment, had reve-nue of $274,500,000 and net income of $24,000,000.

  In 1994, Lincoln Life completed the sale of 100% of the com-mon stock of EMPHESYS (parent company of Employers Health Insurance Company, which comprised the Employee Life-Health Benefits segment) for $348,200,000 of cash, net of related expenses, and a $50,000,000 promissory note. A gain on sale of $69,000,000 (also $69,000,000 after-tax) was recognized in 1994 in "Other Operations". For the year ended December 31, 1993, EMPHESYS had revenues of $1,304,700,000 and net income of $55,300,000. EMPHESYS had revenue and net income of $314,900,000 and $14,400,000, respectively, during the three months of ownership in 1994.

LINCOLN NATIONAL LIFE INSURANCE CO.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
CONTINUED

  Lincoln Life provides services to and receives services from affiliated companies which resulted in a net receipt of $7,500,000, $13,900,000 and $18,900,000 in 1995, 1994 and 1993, respectively.

  Lincoln Life both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1995   1994
                          ---------
                      (in millions)
                          ---------
   Insurance assumed  $ 17.6 $ 19.8
   -----------------
   Insurance ceded     214.4  481.3
   -----------------

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        1995     1994
                        -----------------------------------------------
                                                        (in millions)
                        -----------------------------------------------
   Future policy benefits and claims assumed            $  344.8 $341.3
   ---------------------------------------------------
   Future policy benefits and claims ceded               1,344.5  857.7
   ---------------------------------------------------
   Amounts recoverable on paid and unpaid losses            65.9   36.8
   ---------------------------------------------------
   Reinsurance payable on paid losses                        5.5    3.5
   ---------------------------------------------------
   Funds held under reinsurance treaties-net liability     712.3  238.4
   ---------------------------------------------------

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, Lincoln Life holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $340,800,000 and $308,200,000 at December 31, 1995 and 1994, respectively.
  At December 31, 1995 and 1994, LNC had guaranteed $275,300,000 and $298,200,000, respectively, of these letters of credit. At December 31, 1995, Lincoln Life has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $241,900,000 for stat-utory surplus relief received under financial reinsurance ceded agreements.

11.SUBSEQUENT EVENT
  In January 1996, LNC announced that it had signed a definitive agreement to acquire the group tax-sheltered annuity business of UNUM Corporation's af-filiates. This purchase is expected to be completed in the form of a rein-surance transaction with an initial ceding commission of approximately $70,000,000. This ceding commission represents the present value of busi-ness in-force and, accordingly, will be classified as other intangible as-sets upon the close of this transaction. This transaction, which is ex-pected to close in the third quarter of 1996, will increase LNC's assets and policy liabilities and accruals by approximately $3,200,000,000.

12.TRANSACTIONS WITH AFFILIATES
  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with Lincoln Life under which it sells Lincoln Life's products and provides the service that other-wise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, Lincoln Life paid LFGI override commissions and operating expense allowances of $81,900,000, $78,500,000 and $74,500,000 in 1995, 1994 and 1993, respec-
  tively. LFGI incurred expenses of $10,400,000, $10,700,000 and $10,500,000 in 1995, 1994 and 1993, respectively, in excess of the override commission and operating expense allowances received from Lincoln Life, which Lincoln Life is not required to reimburse.

  Cash and invested cash at December 31, 1995 and 1994 include Lincoln Life's participation in a short-term investment pool with LNC of $333,800,000 and $428,300,000, respectively. Related investment income amounted to $22,500,000, $17,100,000 and $9,100,000 in 1995, 1994 and 1993, respective-
  ly. Short-term debt at December 31, 1995 and 1994 includes $67,000,000 and $68,600,000, respectively, borrowed from LNC. Lincoln Life paid interest to LNC of $24,000, $8,000 and $137,000 in 1995, 1994 and 1993, respectively.

FINANCIAL SCHEDULES

The following consolidated financial statement schedules of Lincoln National Life Insurance Company and subsidiaries are included on pages G-32 through G-36:

I. Summary of Investments--Other than Investments in Related
   Parties -- December 31, 1995

III. Supplementary Insurance Information Years ended Decem-ber 31, 1995, 1994 and 1993

IV. Reinsurance -- Years ended December 31, 1995, 1994 and
    1993

V. Valuation and Qualifying Accounts -- Years ended December
   31, 1995, 1994 and 1993

All other schedules for which provision is made in the ap-plicable accounting regulation of the Securities and Ex-change Commission are not required under the related in-structions, are inapplicable or the required information is included in the consolidated financial statements, and therefore have been omitted.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE I

SUMMARY OF INVESTMENTS --
OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 1995

Column A                                Column B    Column C    Column D
------------------------------------------------------------------------------
                                                                Amount at
                                                                which shown
                                                                in the
                                                                balance
Type of Investment                      Cost        Value       sheet
------------------------------------------------------------------------------
                                        (000's omitted)
                                        -----------------------------------
Fixed maturity securities available-
for-sale:
 Bonds:
 . United States Government and
   government agencies and authorities  $   569,552 $   653,444 $   653,444
 --------------------------------------
 . States, municipalities and political
   subdivisions                              12,325      12,375      12,375
 --------------------------------------
 . Mortgage-backed securities             4,891,521   5,184,751   5,184,751
 --------------------------------------
 . Foreign governments                      927,901     997,567     997,567
 --------------------------------------
 . Public utilities                       2,572,309   2,772,990   2,772,990
 --------------------------------------
 . Convertibles and bonds with warrants
   attached                                 181,431     199,658     199,658
 --------------------------------------
 . All other corporate bonds              9,658,371  10,551,770  10,551,770
 --------------------------------------
 Redeemable preferred stocks                 39,427      42,230      42,230
 -------------------------------------- ----------- ----------- -----------
Total fixed maturity securities          18,852,837  20,414,785  20,414,785
---------------------------------------
Equity securities available-for-sale:
 Common stocks:
 . Public utilities                           8,980      10,989      10,989
 --------------------------------------
 . Banks, trust and insurance companies      74,897      89,197      89,197
 --------------------------------------
 . Industrial, miscellaneous and all
   other                                    345,434     436,556     436,556
 --------------------------------------
 Nonredeemable preferred stocks              50,950      61,693      61,693
 -------------------------------------- ----------- ----------- -----------
Total equity securities                     480,261     598,435     598,435
---------------------------------------
Mortgage loans on real estate             3,176,275               3,147,783(A)
Real estate:
 . Investment properties                    635,135                 635,135
 --------------------------------------
 . Acquired in satisfaction of debt         157,441                 110,888(A)
 --------------------------------------
Policy loans                                565,325                 565,325
---------------------------------------
Other investments                           253,015                 241,219(A)
--------------------------------------- -----------             -----------
Total investments                       $24,120,189             $25,713,570
--------------------------------------- ===========             ===========


(A) Investments which are deemed to have declines in value that are other than temporary are written down or reserved for to reduce their carrying value to their estimated realizable value.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION

Column A                 Column B     Column C      Column D  Column E     Column F
--------------------------------------------------------------------------------------
                                      Future policy
                                      benefits,               Other policy
                         Deferred     claims and              claims and
                         acquisition  claim         Unearned  benefits     Premium
Segment                  costs        expenses      premiums  payable      revenue (A)
--------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities              $  713,213    $6,530,475   $ 9,145       $--      $  685,258
 ----------------------
 Reinsurance                247,921     1,855,039    45,951        --         611,416
 ----------------------
 Other (including
  consolidating
  adjustments)               (7,300)       49,505        78        --             622
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $  953,834    $8,435,019   $55,174       $--      $1,297,296
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1994:
 Life insurance and
  annuities              $1,427,692    $5,888,581   $11,201       $--      $  647,416
 ----------------------
 Reinsurance                304,913     1,626,033    51,618        --         542,034
 ----------------------
 Employee life-health
  benefits                       --            --        --        --         299,338
 ----------------------
 Other (including
  consolidating
  adjustments)                3,921        26,158    (1,347)       --           1,076
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,736,526    $7,540,772   $61,472       $--      $1,489,864
                         ==========    ==========   =======       ===      ==========
Year ended December 31,
 1993:
 Life insurance and
  annuities              $  999,126    $6,782,207   $ 5,188       $--      $  662,353
 ----------------------
 Reinsurance                298,787     1,616,088    54,157        --         491,397
 ----------------------
 Employee life-health
  benefits                       --       228,892        --        --       1,243,576
 ----------------------
 Other (including
  consolidating
  adjustments)                   --       171,043       315        --             387
 ----------------------
                         ----------    ----------   -------       ---      ----------
                         $1,297,913    $8,798,230   $59,660       $--      $2,397,713
                         ==========    ==========   =======       ===      ==========



(A) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE III

SUPPLEMENTARY INSURANCE INFORMATION CONTINUED

Column A                 Column G       Column H         Column I     Column J     Column K
-------------------------------------------------------------------------------------------
                                                         Amortization
                                        Benefits, claims of deferred  Other
                         Net investment and claim        acquisition  operating    Premium
Segment                  income (B)     expenses         costs        expenses (B) written
-------------------------------------------------------------------------------------------
                         (000's omitted)
                         ------------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance and
  annuities                $1,741,231      $1,649,119      $298,020     $261,016    $  --
 ----------------------
 Reinsurance                  134,000         472,198       101,729       93,750       --
 ----------------------
 Other (including
  consolidating
  adjustments)                 24,399           1,299            --        9,898       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,899,630      $2,122,616      $399,749     $364,664    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1994:
 Life insurance and
  annuities                $1,542,552      $1,554,479      $ 85,697     $349,529    $  --
 ----------------------
 Reinsurance                  116,957         419,266        29,477      117,238       --
 ----------------------
 Employee life-health
  benefits (C)                 10,838         218,672            --       73,355       --
 ----------------------
 Other (including
  consolidating
  adjustments)                  3,634           1,630            --        5,682       --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,673,981      $2,194,047      $115,174     $545,804    $  --
                           ==========      ==========      ========     ========    =====
Year ended December 31,
 1993:
 Life insurance and
  annuities                $1,676,163      $1,615,883      $197,363     $268,066    $  --
 ----------------------
 Reinsurance                  115,582         467,824        38,351       72,840       --
 ----------------------
 Employee life-health
  benefits                     54,513         943,235            --      300,648       --
 ----------------------
 Other (including
  consolidating
  adjustments)                (22,799)          6,197         5,275         (744)      --
 ----------------------    ----------      ----------      --------     --------    -----
                           $1,823,459      $3,033,139      $240,989     $640,810    $  --
                           ==========      ==========      ========     ========    =====



(B) The allocation of expenses between investments and other operations are based on a number of assumptions and estimates. Results would change if different methods were applied.

(C) Includes data through the March 21, 1994 date of sale of the direct writer of employee life-health coverages.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE IV

REINSURANCE (A)

Column A                 Column B     Column C    Column D     Column E     Column F
--------------------------------------------------------------------------------------
                                                                            Percentage
                                      Ceded       Assumed                   of amount
                         Gross        to other    from other                assumed to
Segment                  amount       companies   companies    Net amount   net
--------------------------------------------------------------------------------------
                         (000's omitted)
                         -------------------------------------------------------------
Year ended December 31,
 1995:
 Life insurance in force $ 51,570,782 $17,612,782 $142,794,000 $176,752,000 80.8%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            302,463     299,222      273,572      276,813 98.8
  ----------------------
  Life insurance (B)          658,936     142,523      504,070    1,020,483 49.4
  ---------------------- ------------ ----------- ------------ ------------
                         $    961,399 $   441,745 $    777,642 $  1,297,296
                         ============ =========== ============ ============
Year ended December 31,
 1994:
 Life insurance in force $ 79,802,000 $45,822,000 $125,640,000 $159,620,000 78.7%
 -----------------------
 Premiums:
 -----------------------
  Health insurance            666,609     496,090      359,659      530,178 67.8
  ----------------------
  Life insurance (B)          629,185     220,678      551,179      959,686 57.4
  ---------------------- ------------ ----------- ------------ ------------
                         $  1,295,794 $   716,768 $    910,838 $  1,489,864
                         ============ =========== ============ ============
Year ended December 31,
 1993:
 Life insurance in force $135,401,000 $61,401,000 $109,257,000 $183,257,000 59.6%
 -----------------------
 Premiums:
 -----------------------
  Health insurance          1,387,414     217,705      262,171    1,431,880 18.3
  ----------------------
  Life insurance (B)          771,408     350,907      545,332      965,833 56.5
  ---------------------- ------------ ----------- ------------ ------------
                         $  2,158,822 $   568,612 $    807,503 $  2,397,713
                         ============ =========== ============ ============




(B) Includes insurance fees on universal life and other interest sensitive products.

LINCOLN NATIONAL LIFE INSURANCE CO. AND SUBSIDIARIES

SCHEDULE V

VALUATION AND QUALIFYING ACCOUNTS

Column A                 Column B   Column C                Column D    Column E
---------------------------------------------------------------------------------
                                    Additions
                                    -----------------------
                                    (1)          (2)
                                                 Charged to
                         Balance at Charged      other      Deductions- Balance
                         beginning  to costs and accounts-  describe    at end of
Description              of period  expenses (A) describe   (B)         period
---------------------------------------------------------------------------------
                         (000's omitted)
                         --------------------------------------------------------
Year ended December 31,
 1995:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $ 56,614    $  2,659     $   --    $ (30,781) $ 28,492
 -----------------------
 . Reserve for real
   estate                   65,186      (7,227)        --      (11,406)   46,553
 -----------------------
 . Reserve for other
   long-term investments    13,492      (1,541)        --         (155)   11,796
 -----------------------
Year ended December 31,
 1994:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $220,671    $ 19,464     $   --    $(183,521) $ 56,614
 -----------------------
 . Reserve for real
   estate                  121,427      13,058         --      (69,299)   65,186
 -----------------------
 . Reserve for other
   long-term investments    26,730         262         --      (13,500)   13,492
 -----------------------
 Included in other
  liabilities:
  Investment guarantees      1,804       4,280         --       (6,084)       --
 -----------------------
Year ended December 31,
 1993:
 Deducted from asset
  accounts:
 . Reserve for mortgage
   loans
   on real estate         $129,093    $136,717     $   --    $ (45,139) $220,671
 -----------------------
 . Reserve for real
   estate                  114,178      21,776         --      (14,527)  121,427
 -----------------------
 . Reserve for other
   long-term investments    31,582       3,905         --       (8,757)   26,730
 -----------------------
 Included in other
  liabilities:
  Investment guarantees     12,550       1,674         --      (12,420)    1,804
 -----------------------

(A) Exclude charges for the direct write-off of assets. The negative amounts represent improvements in the underlying assets for which valuation ac-counts had previously been established.

(B) Deductions reflect sales or foreclosures of the underlying holdings.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors
Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of Lincoln National Life Insurance Co., a wholly owned sub-sidiary of Lincoln National Corp., as of December 31, 1995 and 1994, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 1995. Our audits also included the financial statement schedules listed on page G-
31. These financial statements and schedules are the respon-sibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally ac-cepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the fi-nancial statements. An audit also includes assessing the ac-counting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Lincoln National Life Insurance Co. at December 31, 1995 and 1994, and the consolidated result of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial state-ments, in 1993 the Company changed its method of accounting for postretirement benefits other than pensions, accounting for impairment of loans and accounting for certain invest-ments in debt and equity securities.

                              /s/ Ernst & Young LLP

Fort Wayne, Indiana
February 7, 1996

LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS--STATUTORY BASIS

                                                                                    December 31
                                                                                    1996       1995
                                                                                    ---------  ---------
                                                                                    (in millions)
                                                                                    --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                               $19,389.6  $17,729.7
-------------------------------------------------------------------------------------------------------
Preferred stocks                                                                        239.7       89.9
-------------------------------------------------------------------------------------------------------
Unaffiliated common stocks                                                              358.3      535.5
-------------------------------------------------------------------------------------------------------
Affiliated common stocks                                                                241.5      193.0
-------------------------------------------------------------------------------------------------------
Mortgage loans on real estate                                                         2,976.7    2,909.7
-------------------------------------------------------------------------------------------------------
Real estate                                                                             621.3      655.2
-------------------------------------------------------------------------------------------------------
Policy loans                                                                            626.5      515.8
-------------------------------------------------------------------------------------------------------
Other investments                                                                       282.7      248.0
-------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                         759.2      780.9
----------------------------------------------------------------------------------- ---------  ---------
Total cash and investments                                                           25,495.5   23,657.7
-------------------------------------------------------------------------------------------------------
Premiums and fees in course of collection                                                60.9       17.1
-------------------------------------------------------------------------------------------------------
Accrued investment income                                                               343.6      342.5
-------------------------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                       25.8      595.3
-------------------------------------------------------------------------------------------------------
Other admitted assets                                                                   355.7      217.7
-------------------------------------------------------------------------------------------------------
Separate account assets                                                              23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total admitted assets                                                               $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                   $ 5,954.0  $ 5,713.3
-------------------------------------------------------------------------------------------------------
Other policyholder funds                                                             17,262.4   15,598.5
-------------------------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                             250.2      499.3
-------------------------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                   564.6    1,053.5
-------------------------------------------------------------------------------------------------------
Asset valuation reserve                                                                 375.5      270.0
-------------------------------------------------------------------------------------------------------
Interest maintenance reserve                                                             76.7      116.3
-------------------------------------------------------------------------------------------------------
Other liabilities                                                                       490.9      391.3
-------------------------------------------------------------------------------------------------------
Federal income taxes                                                                      4.3        3.2
-------------------------------------------------------------------------------------------------------
Net transfers due from separate accounts                                               (659.7)    (548.0)
-------------------------------------------------------------------------------------------------------
Separate account liabilities                                                         23,735.1   18,461.6
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities                                                                    48,054.0   41,559.0
-------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
 Authorized, issued and outstanding shares--10 million (owned by Lincoln National
 Corporation)                                                                            25.0       25.0
-------------------------------------------------------------------------------------------------------
Paid-in surplus                                                                         883.4      783.4
-------------------------------------------------------------------------------------------------------
Unassigned surplus                                                                    1,054.2      924.5
----------------------------------------------------------------------------------- ---------  ---------
Total capital and surplus                                                             1,962.6    1,732.9
----------------------------------------------------------------------------------- ---------  ---------
Total liabilities and capital and surplus                                           $50,016.6  $43,291.9
----------------------------------------------------------------------------------- =========  =========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME--STATUTORY BASIS

                                                     Year ended December 31
                                                     1996     1995     1994
                                                        -----------------------
                                                     (in millions)
                                                     --------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                $7,268.5 $4,899.1 $5,648.7
-------------------------------------------------------------------------------
Net investment income                                 1,756.3  1,772.2  1,606.8
-------------------------------------------------------------------------------
Amortization of interest maintenance reserve             27.2     34.0      9.8
-------------------------------------------------------------------------------
Commissions and expense allowances on reinsurance
 ceded                                                   90.9     98.3    145.0
-------------------------------------------------------------------------------
Expense charges on deposit funds                        100.7     83.2     70.5
-------------------------------------------------------------------------------
Other income                                             16.8     14.5     15.6
---------------------------------------------------  -------- -------- --------
Total revenues                                        9,260.4  6,901.3  7,496.4
-------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Benefits and settlement expenses                      5,989.9  4,184.0  5,071.6
-------------------------------------------------------------------------------
Underwriting, acquisition, insurance and other
 expenses                                             2,878.5  2,345.7  2,136.1
---------------------------------------------------  -------- -------- --------
Total benefits and expenses                           8,868.4  6,529.7  7,207.7
---------------------------------------------------  -------- -------- --------
Gain from operations before dividends to
policyholders, income taxes and net realized gain
on investments                                          392.0    371.6    288.7
-------------------------------------------------------------------------------
Dividends to policyholders                               27.3     27.3     18.0
---------------------------------------------------  -------- -------- --------
Gain from operations before federal income taxes
 and net realized gain on investments                   364.7    344.3    270.7
-------------------------------------------------------------------------------
Federal income taxes                                     83.6    103.7     52.8
---------------------------------------------------  -------- -------- --------
Gain from operations before net realized gain on
 investments                                            281.1    240.6    217.9
-------------------------------------------------------------------------------
Net realized gain on investments, net of income tax
expense (benefits) [1996--$28.5; 1995--$48.1;
1994--$(178.1)] and excluding net transfers to
(from) the interest maintenance reserve [1996--
$(12.4); 1995--$94.9; 1994--$(147.1)]                    53.3     43.9    124.0
---------------------------------------------------  -------- -------- --------
Net income                                           $  334.4 $  284.5 $  341.9
---------------------------------------------------  ======== ======== ========


See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS

                                                                  Year
                                                                  ended
                                                                  December
                                                                  31
                                                                  1996      1995      1994
                                                                  --------  --------  --------
                                                                  (in millions)
                                                                  ----------------------------
Capital and surplus at beginning of year                          $1,732.9  $1,679.6  $1,302.5
----------------------------------------------------------------
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                           334.4     284.5     341.9
----------------------------------------------------------------
Differences in cost and admitted investment amounts                   38.6     143.2    (123.3)
----------------------------------------------------------------
Nonadmitted assets                                                    (3.0)      2.9      (3.2)
----------------------------------------------------------------
Regulatory liability for reinsurance                                   0.6      (2.0)     (1.1)
----------------------------------------------------------------
Life policy reserve valuation basis                                   (0.4)      2.9      (1.3)
----------------------------------------------------------------
Asset valuation reserve                                             (105.5)   (112.5)     83.8
----------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                --       2.2     218.6
----------------------------------------------------------------
Paid-in surplus                                                      100.0      15.1        --
----------------------------------------------------------------
Separate account receivable due to change in valuation                  --      27.0        --
----------------------------------------------------------------
Accounting for separate account contracts                               --        --     (13.3)
----------------------------------------------------------------
Dividends to shareholder                                            (135.0)   (310.0)   (125.0)
----------------------------------------------------------------  --------  --------  --------
Capital and surplus at end of year                                $1,962.6  $1,732.9  $1,679.6
----------------------------------------------------------------  ========  ========  ========




SEE ACCOMPANYING NOTES.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS--STATUTORY BASIS

                                                                  Year ended December 31
                                                                  1996        1995        1994
                                                                  ----------------------------------
                                                                  (in millions)
                                                                  ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received       $  8,059.4  $  5,430.9  $  5,654.5
-------------------------------------------------------------------------------------
Allowances and reserve adjustments received (paid) on
 reinsurance ceded                                                    (767.5)     (383.6)      137.1
-------------------------------------------------------------------------------------
Investment income received                                           1,700.6     1,713.2     1,588.5
-------------------------------------------------------------------------------------
Benefits paid                                                       (4,050.4)   (3,239.6)   (3,054.1)
-------------------------------------------------------------------------------------
Insurance expenses paid                                             (2,972.2)   (2,513.5)   (2,542.5)
-------------------------------------------------------------------------------------
Federal income taxes recovered (paid)                                  (72.3)       38.4      (191.8)
-------------------------------------------------------------------------------------
Dividends to policyholders                                             (27.7)      (16.5)      (18.4)
-------------------------------------------------------------------------------------
Other income received and expenses paid, net                             6.3        14.4        59.2
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by operating activities                            1,876.2     1,043.7     1,632.5
-------------------------------------------------------------------------------------
INVESTING ACTIVITIES
Sale, maturity or repayment of investments                          12,542.0    13,183.9    11,877.0
-------------------------------------------------------------------------------------
Purchase of investments                                            (14,175.4)  (14,049.6)  (12,871.8)
-------------------------------------------------------------------------------------
Other uses                                                            (266.5)      (64.0)     (123.4)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash used in investing activities                               (1,899.9)     (929.7)   (1,118.2)
-------------------------------------------------------------------------------------
FINANCING ACTIVITIES
Surplus paid-in                                                        100.0        15.1          --
-------------------------------------------------------------------------------------
Proceeds from borrowings                                               100.0        63.0        63.0
-------------------------------------------------------------------------------------
Repayment of borrowings                                                (63.0)      (63.0)      (60.0)
-------------------------------------------------------------------------------------
Dividends paid to shareholder                                         (135.0)     (310.0)     (125.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net cash provided by (used in) financing activities                      2.0      (294.9)     (122.0)
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments             (21.7)     (180.9)      392.3
-------------------------------------------------------------------------------------
Cash and short-term investments at beginning of year                   780.9       961.8       569.5
-------------------------------------------------------------------------------------
                                                                  ----------  ----------  ----------
Cash and short-term investments at end of year                    $    759.2  $    780.9  $    961.8
-------------------------------------------------------------------------------------
                                                                  ==========  ==========  ==========

See accompanying notes.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS


1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES

  ORGANIZATION AND OPERATIONS
  The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in In-diana. As of December 31, 1996, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company, Lincoln National Health & Casualty Insurance Compa-ny, Lincoln National Reassurance Company and Lincoln Life & Annuity Company of New York.

  The Company's principal business consist of underwriting annuities, depos-it-type contracts, life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health busi-ness. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

  USE OF ESTIMATES
  The preparation of financial statements requires management to make esti-mates and assumptions that affect amounts reported in the financial state-ments and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  BASIS OF PRESENTATION
  The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting prin-ciples ("GAAP"). The more significant variances from GAAP are as follows:

  INVESTMENTS
  Bonds are reported at cost or amortized cost or market value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported di-rectly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and de-ferred income taxes.

  Investments in real estate are reported net of related obligation rather than on a gross basis.

  Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the gen-eral level of interest rates and amortizes those deferrals over the remain-ing period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The asset valuation reserve is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, real-ized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

  SUBSIDIARIES
  The accounts and operations of the Company's subsidiaries are not consoli-dated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory-basis net equity.

  POLICY ACQUISITION COSTS
  The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross prof-its, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

  NONADMITTED ASSETS
  Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying bal-ance sheets and are charged directly to unassigned surplus.

  PREMIUMS
  Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
  INCOME TAXES
  Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

  POLICYHOLDER DIVIDENDS
  Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Other significant accounting practices are as follows:

  INVESTMENTS
  The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect ac-tual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

  Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

  Preferred stocks are reported at cost or amortized cost.

  Common stocks are reported at market value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

  Policy loans are reported at unpaid balances.

  The Company uses various derivative instruments as part of its overall lia-bility-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the un-derlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the un-derlying hedged items are sold.

  Mortgage loans on real estate are reported at unpaid balances, less allow-ances for impairments. Real estate is reported at depreciated cost. As of June 30, 1994, the Company changed its method of accounting for reserves on impaired real estate and mortgage loans. The impaired investment is now shown on a pre-tax basis as a nonadmitted asset. Previously, these reserves were presented as a liability, net of related tax benefits, to approximate the impact on surplus if losses were realized.

  Realized investment gains and losses on investments sold are determined us-ing the specific identification method. Changes in admitted asset carrying amounts of
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  BENEFIT RESERVES
  Certain policy reserves are calculated based on statutorily required inter-est and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

  Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses; in the ac-companying statement of income, whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

  REINSURANCE
  Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

  A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not au-thorized by the Indiana Department of Insurance to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is es-tablished through a charge to income.

  Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

  Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using tradi-tional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

  POSTRETIREMENT BENEFITS
  For purposes of calculating the Company's postretirement benefit obliga-tion, only vested employees and current retirees are included in the valua-tion. Under GAAP, active employees not currently eligible would also be in-cluded.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  CLAIMS AND CLAIM ADJUSTMENT EXPENSES
  Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are con-tinually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current opera-tions.

  REINSURANCE CEDED AND ASSUMED
  Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original pol-icies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

  PENSION BENEFITS
  Costs associated with the Company's defined benefit pension plans is sys-tematically accrued during the expected period of active service of the covered employees.

  INCOME TAXES
  The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the ex-tent such items may be utilized in the consolidated income tax returns of LNC.

  STOCK OPTIONS
  The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other mea-surement date, over the amount an employee must pay to acquire the stock.

  ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
  ACCOUNTS
  These assets and liabilities represent segregated funds administered and invested by LNC's insurance subsidiaries for the exclusive benefit of pen-sion and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services per-formed for these separate accounts are included in the Company's statements of income.
1.SUMMARY OF SIGNIFICANT
  ACCOUNTING POLICIES CONTINUED

  bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

  DATA PROCESSING EQUIPMENT
  Data processing equipment is reported at depreciated cost, with deprecia-tion determined on a straight-line basis over five years.

  GOODWILL
  Goodwill, which represents the excess of the ceding commission over statu-tory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

  PREMIUMS
  Life insurance and annuity premiums are recognized as revenue when due. Ac-cident and health premiums are earned prorata over the contract term of the policies.

  BENEFITS
  Life, annuity and accident and health benefit reserves are developed by ac-tuarial methods and are determined based on published tables using statuto-rily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Indiana De-partment of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserve. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

  The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined us-ing the actual interest credited to the funds plus the change in accrued interest.

  Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  A reconciliation of the Company's net income and capital and surplus deter-mined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                 Capital and Surplus   Net Income
                                 --------------------  -----------------------
                                                       Year ended December
                                 December 31           31
                                 1996       1995       1996    1995    1994
                                 ---------  ---------  ------  ------  -------
                                               (in millions)
   Amounts reported on a
    statutory basis              $ 1,962.6  $ 1,732.9  $334.4  $284.5  $ 341.9
   ----------------------------
   GAAP adjustments:
   ----------------------------
    Deferred policy acquisition
     costs and present value of
     future profits                1,119.1      850.2    66.7   (63.0)   191.1
   ----------------------------
    Policy and contract
     reserves                     (1,405.3)  (1,562.2)  (57.1)  (55.3)   (53.6)
   ----------------------------
    Interest maintenance
     reserve                          76.7      116.3   (39.7)   60.9   (157.0)
   ----------------------------
    Deferred income taxes            (27.4)    (122.5)    1.8    38.3   (138.3)
   ----------------------------
    Policyholders' share of
     earnings and surplus on
     participating business          (81.9)     (91.9)    (.3)     .2     (3.0)
   ----------------------------
    Asset valuation reserve          375.5      270.0      --      --       --
   ----------------------------
    Net realized gain (loss) on
     investments                     (72.0)     (67.4)   78.7    30.0     47.1
   ----------------------------
    Adjustment to unrealized
     gain (loss)                     825.2    1,494.0      --      --       --
   ----------------------------
    Nonadmitted assets,
     including nonadmitted
     investments                      (7.1)      57.9      --      --       --
   ----------------------------
    Net GAAP adjustments of
     subsidiary companies            156.6      131.2    29.9    34.3     48.2
   ----------------------------
    Other, net                       (99.0)     (89.7)  (82.6)   (7.3)   (58.6)
   ----------------------------  ---------  ---------  ------  ------  -------
   Net increase (decrease)           860.4      985.9    (2.6)   38.1   (124.1)
   ----------------------------  ---------  ---------  ------  ------  -------
   Amounts on a GAAP basis       $ 2,823.0  $ 2,718.8  $331.8  $322.6  $ 217.8
   ----------------------------  =========  =========  ======  ======  =======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

2.PERMITTED STATUTORY ACCOUNTING PRACTICES

  The Company's statutory-basis financial statements are prepared in accor-dance with accounting practices prescribed or permitted by the Indiana De-partment of Insurance (the "Department"). "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory ac-counting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "pre-scribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

  In 1994, the Company received approval from the Department to change its accounting for surrender charges applicable to separate account liabilities for variable life and annuity products so that the surrender charges on these products are recorded as a liability in the separate account finan-cial statements payable to the Company's general account. In the accompany-ing financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds. The cumulative effect of this change increased 1994 net income by $13,299,000.

  The Company has approval from the Department to establish valuation allow-ances on mortgage loans on real estate in accordance with GAAP, which are in excess of that prescribed by the NAIC and the Department.

  Prior to 1995, the Company has considered certain amounts under modified coinsurance reinsurance contracts as adjustments to premiums. As such, pol-icyholder dividends, cash surrender charges and reserve adjustments with interest thereon and commissions on reinsurance assumed are classified as premiums, rather than on expense lines, with no net effect on net income or capital and surplus. On a net-of-ceded basis for the year ended December 31, 1994, this practice resulted in increases to both revenues and expenses of approximately $600,000,000. In addition, reserve adjustments with inter-est thereon and commissions on reinsurance ceded were also classified as premiums, rather than in other revenue classifications. For the year ended December 31, 1994, this intra-revenue grouping reduced premiums by approxi-mately $50,000,000. Beginning in 1995, the Company reports modified coin-surance agreements on a gross basis. This change was made as a result of communications with the Department. This accounting change had no effect on income or surplus and prior period amounts have not been restated.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS
  The major categories of net investment income are as follows:

                                                                     Year ended December 31
                                                                     1996     1995     1994
                                                      -----------------------------------------
                                                                     (in millions)
                                                                     --------------------------
   Income:
    Bonds                                                            $1,442.2 $1,457.4 $1,266.7
   --------------------------------------------------------------------------------
    Preferred stocks                                                      9.6      6.4      5.8
   --------------------------------------------------------------------------------
    Unaffiliated common stocks                                            6.5      5.2      4.4
   --------------------------------------------------------------------------------
    Affiliated common stocks                                              9.5     12.6     62.5
   --------------------------------------------------------------------------------
    Mortgage loans on real estate                                       269.3    252.0    255.2
   --------------------------------------------------------------------------------
    Real estate                                                         114.4    110.0     97.4
   --------------------------------------------------------------------------------
    Policy loans                                                         35.0     32.1     29.7
   --------------------------------------------------------------------------------
    Other investments                                                    22.4     62.6    121.3
   --------------------------------------------------------------------------------
    Cash and short-term investments                                      48.9     53.2     43.3
    ---------------------------------------------------------------  -------- -------- --------
   Total investment income                                            1,957.8  1,991.5  1,886.3
  -----------------------------------------------------------------------------------
   Expenses:
    Depreciation                                                         25.0     25.9     21.9
   --------------------------------------------------------------------------------
    Other                                                               176.5    193.4    257.6
    ---------------------------------------------------------------  -------- -------- --------
   Total investment expenses                                            201.5    219.3    279.5
   ----------------------------------------------------------------  -------- -------- --------
   Net investment income                                             $1,756.3 $1,772.2 $1,606.8
   ----------------------------------------------------------------  ======== ======== ========

  Nonadmitted accrued investment income at December 31, 1996 and 1995 amounted to $2,500,000 and $11,500,000, respective-
  ly, consisting principally of interest on bonds in default and mortgage loans.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summa-rized as follows:

                          Cost or   Gross      Gross
                          Amortized Unrealized Unrealized Fair
                          Cost      Gains      Losses     Value
                                           ------------------------
                          (in millions)
                          -----------------------------------------
   At December 31, 1996:
    Corporate             $12,548.1  $  586.5    $ 66.6   $13,068.0
   --------------------------------------------------------------
    U.S. government         1,088.7      43.2      18.0     1,113.9
   --------------------------------------------------------------
    Foreign government      1,234.0     105.1       1.4     1,337.7
   --------------------------------------------------------------
    Mortgage-backed         4,478.4     183.3      27.4     4,634.3
   --------------------------------------------------------------
    State and municipal        40.4        .1        --        40.5
    --------------------  ---------  --------    ------   ---------
                          $19,389.6  $  918.2    $113.4   $20,194.4
                          =========  ========    ======   =========
   At December 31, 1995:
    Corporate             $11,642.0  $1,074.7    $ 41.4   $12,675.3
   --------------------------------------------------------------
    U.S. government           546.4      82.2        --       628.6
   --------------------------------------------------------------
    Foreign government        908.0      68.0        .6       975.4
   --------------------------------------------------------------
    Mortgage-backed         4,628.3     283.2      11.2     4,900.3
   --------------------------------------------------------------
    State and municipal         5.0        .1        --         5.1
    --------------------  ---------  --------    ------   ---------
                          $17,729.7  $1,508.2    $ 53.2   $19,184.7
                          =========  ========    ======   =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are esti-mated by discounting expected future cash flows using a cur-rent market rate applicable to the coupon rate, credit qual-ity and maturity of the investments.

  A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1996, by contractual maturity, is as follows:

                                                                                Cost or
                                                                                Amortized Fair
                                                                                Cost      Value
                                                             ------------------------------
                                                                                (in millions)
                                                                                -------------------
   Maturity:
    In 1997                                                                     $   358.0 $   360.1
  ----------------------------------------------------------------------------------------------
    In 1998-2001                                                                  3,809.0   3,912.3
  ----------------------------------------------------------------------------------------------
    In 2002-2006                                                                  4,760.9   4,917.3
  ----------------------------------------------------------------------------------------------
    After 2006                                                                    5,983.3   6,370.4
  ----------------------------------------------------------------------------------------------
    Mortgage-backed securities                                                    4,478.4   4,634.3
   ---------------------------------------------------------------------------  --------- ---------
   Total                                                                        $19,389.6 $20,194.4
   ---------------------------------------------------------------------------  ========= =========

  The expected maturities may differ from the contractual ma-turities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  At December 31, 1996, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

  Proceeds from sales of investments in bonds during 1996, 1995 and 1994 were $10,996,900,000, $12,234,100,000 and
  $9,668,300,000, respectively. Gross gains during 1996, 1995 and 1994 of $169,700,000, $225,600,000 and $62,600,000, re-
  spectively, and gross losses of $177,000,000, $83,100,000 and $286,800,000, respectively, were realized on those sales.

  At December 31, 1996 and 1995, investments in bonds, with an admitted asset value of $70,700,000 and $60,700,000, respec-tively, were on deposit with state insurance departments to satisfy regulatory requirements.

  The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                Cost or   Gross      Gross
                                Amortized Unrealized Unrealized Fair
                                Cost      Gains      Losses     Value
                                       -------------------------------
                                (in millions)
                                       -------------------------------
   At December 31, 1996:
    Preferred stocks            $239.7    $ 10.5     $ 1.7      $248.5
  ----------------------------------------------------------
    Unaffiliated common stocks   289.9      84.6      16.2       358.3
  ----------------------------------------------------------
   At December 31, 1995:
    Preferred stocks              89.9      13.9        .2       103.6
  ----------------------------------------------------------
    Unaffiliated common stocks   438.0     110.0      12.5       535.5
  ----------------------------------------------------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
3. INVESTMENTS CONTINUED

  The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $241,500,000 and $193,000,000 at December 31, 1996 and 1995, respectively. The cost basis of investments in subsidiaries as of December 31, 1996 and 1995 was $194,000,000 and $123,000,000, respec-
  tively.

  During 1996, the maximum and minimum lending rates for mort-gage loans were 10.5% and 6.0%, respectively. At the issu-ance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1996, the Company did not hold any mortgages with interest overdue beyond one year. At December 31, 1996, the Company's investments in mortgage loans were subject to $59,700,000 of prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

4.FEDERAL INCOME TAXES

  The effective federal income tax rate for financial report-ing purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

  Federal income taxes incurred of $83,600,000, $103,700,000 and $52,800,000 in 1996, 1995 and 1994, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

  Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "pol-icyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which in-come taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1996 memorandum account balance for "shareholder's surplus" was $1,606,000,000. Should dividends to the shareholder ex-ceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

5.SUPPLEMENTAL FINANCIAL DATA

  The balance sheet caption, "Other Admitted Assets," includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                      December 31
                                                                      --------------------------
                                                                      1996     1995     1994
                                                       ----------------------------------------
                                                                      (in millions)
                                                       ----------------------------------------
  Insurance ceded                                                     $1,154.5 $1,634.0 $1,721.1
  Amounts recoverable from other insurers                                 16.0      4.4      4.8

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
5.SUPPLEMENTAL FINANCIAL DATA CONTINUED

  Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                     Year ended December
                                     31
                                     1996   1995   1994
                                                       --
                                     (in millions)
                                     --------------------
    Insurance assumed                $241.3 $667.7 $607.3
    -------------------------------
    Insurance ceded                   193.3  453.1  583.8
    -------------------------------  ------ ------ ------
    Net amount included in premiums  $ 48.0 $214.6 $ 23.5
    -------------------------------  ====== ====== ======

  The income statement caption, "Benefits and Settlement Ex-penses," is net of reinsurance recoveries of $787,886,200, $1,407,000,000 and $1,391,100,000 for 1996, 1995 and 1994,
  respectively.

  Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Pre-miums and Fees in Course of Collection," are as follows:

                           December 31, 1996
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  3.9   $1.9   $  2.0
    ---------------------
    Ordinary renewal         35.1    3.0     32.1
    ---------------------
    Group life                9.4    (.1)     9.5
    ---------------------
    Group annuity              --     --       --
    ---------------------  ------   ----   ------
                           $ 48.4   $4.8   $ 43.6
                           ======   ====   ======
                           December 31, 1995
                           -----------------------
                                           Net of
                           Gross   Loading Loading

                           (in millions)
                           -----------------------
    Ordinary new business  $  2.5   $1.1   $  1.4
    ---------------------
    Ordinary renewal        (19.1)   2.8    (21.9)
    ---------------------
    Group life               15.8     --     15.8
    ---------------------
    Group annuity              .2     --       .2
    ---------------------  ------   ----   ------
                           $  (.6)  $3.9   $ (4.5)
                           ======   ====   ======

  The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consul-tants, Inc. to write group life and health business. Direct premiums written amounted to $26,200,000 $3,800,000 and $8,600,000 in 1996 and $33,100,000, $10,600,000 and
  $8,800,000 in 1995, respectively. During 1996, LNC Adminis-trative Services entered into a similar agreement with the Company with direct premiums written amounting to $6,200,000. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

6.ANNUITY RESERVES

  At December 31, 1996, the Company's annuity reserves and de-posit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are sum-marized as follows:

                                                           Amount      Percent
                                                              ----------------
                                                           (in millions)
                                                           -------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                           $ 2,971.8     6.0%
   ------------------------------------------------------
     At book value, less surrender charge                     5,228.6    12.0
   ------------------------------------------------------
     At market value                                         22,703.4    51.0
   ------------------------------------------------------  ----------  ------
                                                             30,903.8    69.0
   Subject to discretionary withdrawal without adjustment
    at book value with minimal or no charge or adjustment    10,986.4    25.0
   ------------------------------------------------------
   Not subject to discretionary withdrawal                    2,601.9     6.0
   ------------------------------------------------------
                                                           ----------  ------
   Total annuity reserves and deposit fund                   44,492.1
    liabilities--before reinsurance                                     100.0%
   ------------------------------------------------------
                                                                       ======
   Less reinsurance                                           1,848.8
   ------------------------------------------------------  ----------
   Net annuity reserves and deposit fund liabilities,
    including separate accounts                             $42,643.3
   ------------------------------------------------------  ==========

7.CAPITAL AND SURPLUS

  Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus main-tained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1996, the Company exceeds the RBC requirements.

  The payment of dividends by the Company is limited and can-not be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1997, the Company can pay divi-dends of $281,100,000 without prior approval of the Indiana Insurance Commissioner.

8.EMPLOYEE BENEFIT PLANS

  Pension plans
  LNC maintains funded defined benefit pension plans for most of its employees and, prior to January 1, 1995, full-time agents. The benefits for employees are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. The benefits for agents were based on a percentage of each agent's yearly earnings. The plans are funded by contributions to tax-exempt trusts. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future. Plan assets consist principally of listed equity se-curities, corporate obligations and government bonds.

  All benefits applicable to the funded defined benefit plan for agents were frozen as of December 31, 1994. The curtail-ment of this plan did not have a significant effect on net pension cost for 1994. Effective January 1, 1995, pension benefits for agents have been provided by a new defined

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  contribution plan. Contributions to this plan will be based on 2.3% of an agent's earnings up to the social security wage base and 4.6% of any excess.

  LNC also administers two types of unfunded, non-qualified, defined benefit plans for certain employees and agents. A supplemental retirement plan provides employees and agents defined benefit pension benefits in excess of limits imposed by Federal tax law. A salary continuation plan provides cer-tain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

  The status of the funded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                          December 31
                                                          1996
                                                          -------  1995
                                                          (in millions)
                                                          ----------------
   Actuarial present value of benefit obligation:
   Vested benefits                                        $(156.9) $(146.1)
  -------------------------------------------------------------------------
   Nonvested benefits                                        (6.0)    (7.7)
  -------------------------------------------------------------------------
                                                          -------  -------
   Accumulated benefit obligation                          (162.9)  (153.8)
  -------------------------------------------------------------------------
   Effect of projected future compensation increases        (27.9)   (28.5)
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation                            (190.8)  (182.3)
  -------------------------------------------------------------------------
   Plan assets at fair value                                186.1    173.2
  -------------------------------------------------------------------------
                                                          -------  -------
   Projected benefit obligation in excess of plan assets     (4.7)    (9.1)
  -------------------------------------------------------------------------
   Unrecognized net loss                                      4.9      9.3
  -------------------------------------------------------------------------
   Unrecognized prior service cost                            1.4      1.5
  -------------------------------------------------------------------------
                                                          -------  -------
   Prepaid pension costs included in other liabilities    $   1.6  $   1.7
  -------------------------------------------------------------------------
                                                          =======  =======

  The status of the unfunded defined benefit pension plans and the amounts recognized in the balance sheets are as follows:

                                                        December 31
                                                        1996
                                                        -----  1995
                                                        (in
                                                        millions)
                                                        ------------
   Actuarial present value of benefit obligation:
   Vested benefits                                      $(6.6) $(6.4)
  -------------------------------------------------------------------
   Nonvested benefits                                     (.9)  (1.1)
  -------------------------------------------------------------------
                                                        -----  -----
   Accumulated benefit obligation                        (7.5)  (7.5)
  -------------------------------------------------------------------
   Effect of projected future compensation increases     (1.1)  (1.7)
  -------------------------------------------------------------------
                                                        -----  -----
   Projected benefit obligation                          (8.6)  (9.2)
  -------------------------------------------------------------------
   Unrecognized net loss (gain)                           (.1)    .9
  -------------------------------------------------------------------
   Unrecognized prior service cost                         .2     .3
  -------------------------------------------------------------------
                                                        -----  -----
   Accrued pension costs included in other liabilities  $(8.5) $(8.0)
  -------------------------------------------------------------------
                                                        =====  =====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The determination of the projected benefit obligation for the defined benefit plans was based on the following assump-tions:

                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
     Weighted-average discount rate                                         7.0%     7.0%   8.0%
     ----------------------------------------------------------------------
     Rate of increase in compensation:
     ----------------------------------------------------------------------
     Salary continuation plan                                               5.5      6.0    6.5
     ----------------------------------------------------------------------
     All other plans                                                        4.5      5.0    5.0
     ----------------------------------------------------------------------
     Expected long-term rate of return on plan assets                       9.0      9.0    9.0
     ----------------------------------------------------------------------

  The components of net pension cost for the defined benefit pension plans are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996   1995   1994
                                                               ---------------------------
   Service cost--benefits earned during the year                            $ 5.2  $ 4.1  $ 7.9
   ------------------------------------------------------------------------
   Interest cost on projected benefit obligation                             12.9   11.9   11.6
   ------------------------------------------------------------------------
   Actual return on plan assets                                             (17.5) (32.0)   4.2
   ------------------------------------------------------------------------
   Net amortization (deferral)                                                3.1   20.3  (16.7)
   ------------------------------------------------------------------------ -----  -----  -----
   Net pension cost                                                         $ 3.7  $ 4.3  $ 7.0
   ------------------------------------------------------------------------ =====  =====  =====

  401K PLAN

  LNC and the Company sponsor contributory defined contribu-tion plans for eligible employees and agents. The Company's contributions to the plans are equal to each participant's pre-tax contribution, not to exceed 6% of base pay, multi-plied by a percentage ranging from 25% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Expense for these plans amounted to $9,300,000, $6,700,000 and $11,200,000 in 1996, 1995 and
  1994, respectively.

  POSTRETIREMENT MEDICAL AND LIFE INSURANCE BENEFIT PLANS

  LNC sponsors unfunded defined benefit plans that provide postretirement medical and life insurance benefits to full-time employees and agents who, depending on the plan, have worked for the Company 10 to 15 years and attained age 55 to
  60. Medical benefits are also available to spouses and other dependents of employees and agents. For medical benefits, limited contributions are required from individuals retired prior to November 1, 1988; contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. The life insurance benefits are noncontributory, although par-ticipants can elect supplemental contributory benefits.

  The status of the postretirement medical and life insur-ance benefit plans and the amounts recognized in the bal-ance sheets are as follows:

                                                                             December 31
                                                                             1996    1995
                                                                --------------------------
                                                                             (in millions)
                                                                             --------------
   Accumulated postretirement benefit obligation:
    Retirees                                                                 $(32.4) $(37.9)
    ------------------------------------------------------------------------
    Fully eligible active plan participants                                    (8.2)   (8.7)
    ------------------------------------------------------------------------ ------  ------
    Accumulated postretirement benefit obligation                             (40.6)  (46.6)
    ------------------------------------------------------------------------
    Unrecognized net loss (gain)                                               (7.0)     .8
    ------------------------------------------------------------------------ ------  ------
    Accrued plan cost included in other liabilities                          $(47.6) $(45.8)
    ------------------------------------------------------------------------ ======  ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
8.EMPLOYEE BENEFIT PLANS CONTINUED

  The components of periodic postretirement benefit cost are as follows:

                                                                            Year ended
                                                                            December 31
                                                                            1996  1995  1994
                                                           ---------------------------------
                                                                            (in millions)
                                                                            ----------------
   Service cost                                                             $1.3  $1.1  $1.4
   ------------------------------------------------------------------------
   Interest cost                                                             2.7   3.0   3.1
   ------------------------------------------------------------------------
   Amortized cost (credit)                                                   (.5)  (.4)   .1
   ------------------------------------------------------------------------ ----  ----  ----
   Net periodic postretirement benefit cost                                 $3.5  $3.7  $4.6
   ------------------------------------------------------------------------ ====  ====  ====

  The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of in-crease in the per capita cost of covered benefits (i.e., health care cost trend rate) of 8.5% for 1997. It further assumes the rate will gradually decrease to 5.0% by 2005 and remain at that level. The health care cost trend rate as-sumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $1,900,000 and $2,100,000, respective-
  ly. The aggregate of the estimated service and interest cost components of net periodic postretirement benefit cost for the year ended December 31, 1996 would increase by $184,000. The calculation assumes a long-term rate of increase in com-pensation of 4.5% and 5.0% at December 31, 1996 and 1995, respectively. The weighted-average discount rate used in de-termining the accumulated postretirement benefit obligation was 7.0% for both December 31, 1996 and 1995.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES

  DISABILITY INCOME POLICIES
  The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1996 and 1995 is a net liability of $572,000,000 and $503,800,000, respectively. This liability is based on the assumption that the recent experience will continue in the fu-ture. If incidence levels or claim termination rates vary significantly from these assumptions, adjustments to reserves may be required in the fu-ture. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company con-tinually reviews and updates the level of these reserves.

  During the fourth quarter of 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthen-ing the disability income reserve.

  MARKETING AND COMPLIANCE ISSUES
  Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with poli-cies that were less advantageous to the policyholder. The Company's manage-ment continues to monitor the Company's sales materials and compliance pro-cedures and is making an extensive effort to minimize any potential liabil-ity. However, due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential out-comes at this time.

  GROUP PENSION ANNUITIES
  The liabilities for guaranteed interest and group pension annuity con-tracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these li-abilities. Due to the very long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that fu-ture cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  INSURANCE CEDED AND ASSUMED
  The Company cedes insurance to other companies, including certain affili-ates. The portion of risks exceeding the Company's retention limit is rein-sured with other insurers. Industry regulations prescribe the maximum cov-erage that the Company can retain on an individual insured. As of December 31, 1996, the Company's maximum retention on a single insured was $3,000,000. To cover products other than life insurance, the Company ac-quires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums and benefits and settlement expenses, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agree-ments.

  The Company assumes insurance from other companies, including certain af-filiates. At December 31, 1996, the Company has provided $17,200,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receiv-ables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

  VULNERABILITY FROM CONCENTRATIONS
  At December 31, 1996, the Company did not have a concentration of: 1) busi-ness transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of la-bor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  not materially affect the financial position of the Company.

  LEASES
  The Company leases its home office properties. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. In addition, the Company has the option to purchase the leased properties at fair value as defined in the agreements on the last day of the initial 25 year lease pe-riod ending in 2009 or on the last day of any of the renewal periods.

  Total rental expense on operating leases in 1996, 1995 and 1994 was $26,400,000, $22,500,000 and $20,600,000, respectively. Future minimum rental commitments are as follows (in millions):

    1997        $ 17.5
    1998          17.1
    1999          17.4
    2000          16.9
    2001          17.2
    Thereafter   151.6
                ------
                $237.7
                ======

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  OTHER CONTINGENCY MATTERS
  The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceed-ings ultimately will be resolved without materially affecting the financial position or results of operations of the Company.

  The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabili-tated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

  REINSURANCE
  The regulatory required liability for unsecured reserves ceded to unautho-rized reinsurers was $4,300,000 and $5,600,000 at December 31, 1996 and 1995, respectively.

  GUARANTEES
  The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                                   Notional or
                                                   Contract Amounts
                                                   -----------------
                                                   December 31
                                                   -----------------
                                                   1996     1995
                                          --------------------
                                                   (in millions)
                                                   -----------------
    Mortgage loan pass-through certificates        $   50.3 $   63.6
    Real estate partnerships                             .5      3.3
                                                   -------- --------
                                                   $   50.8 $   66.9
                                                   ======== ========

  The Company has invested in real estate partnerships that use conventional mortgage loans. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addi-tion, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repur-chase any mortgage loans which remain delinquent for 90 days at a repur-chase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1996 and 1995.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED

  DERIVATIVES
  The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit ex-posure. The Company has entered into derivative transac-tions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives;
  however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                Assets (Liabilities)
                                                ------------------------------
                              Notional or       Carrying Fair   Carrying Fair
                              contract amounts  value    value  value    value
                                 ---------------------------------------------
                              December 31       December 31     December 31
                              1996     1995     1996     1996   1995     1995
                                 ---------------------------------------------
                              (in millions)
                              ------------------------------------------------
   Interest rate
    derivatives:
    Interest rate cap
     agreements               $5,500.0 $5,110.0  $20.8   $ 8.2   $22.7   $5.3
    Spread-lock agreements          --    600.0     --      --     (.9)   (.9)
    Swaptions                    672.0       --   11.0    10.6      --     --
    Financial futures
     contracts                   147.7       --   (2.4)   (2.4)     --     --
    Interest rate swaps             --      5.0     --      --      .2     .2
                              -------- --------  -----   -----   -----   ----
                               6,319.7  5,715.0   29.4    16.4    22.0    4.6
   Foreign currency
    derivatives:
    Foreign exchange forward
     contracts                   251.5     15.7     .2     (.2)    (.6)   (.6)
    Foreign currency options      43.9     99.2     .6      .4     1.9    1.4
    Foreign currency swaps        15.0     15.0     --    (2.1)     .4     .4
                              -------- --------  -----   -----   -----   ----
                                 310.4    129.9     .8    (1.9)    1.7    1.2
                              -------- --------  -----   -----   -----   ----
                              $6,630.1 $5,844.9  $30.2   $14.5   $23.7   $5.8
                              ======== ========  =====   =====   =====   ====

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND CONTINGENCIES CONTINUED


  A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agree-ments and contracts at December 31 is as follows:

                            Interest Rate Caps    Spread Locks          Swaptions
                              ----------------------------------------------------------------------
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $ 5,110.0  $ 4,400.0  $   600.0  $ 1,300.0  $      --  $      --
   New contracts                390.0      710.0       15.0      800.0      672.0         --
   Terminations and                --         --     (615.0)  (1,500.0)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
                            =========  =========  =========  =========  =========  =========
                            Financial Futures
                            ------------------------------------------
                            Contracts             Options               Interest Rate Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
   Balance at beginning of
    year                    $      --  $   382.5  $      --  $      --  $     5.0  $      --
   New contracts              7,918.8      810.5         --      181.6         --         --
   Terminations and          (7,771.1)  (1,193.0)        --     (181.6)      (5.0)        --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   147.7  $      --  $      --  $      --  $      --  $      --
                            =========  =========  =========  =========  =========  =========
                            Foreign Currency Derivatives
                              ----------------------------------------------------------------------
                            Foreign Exchange      Foreign Currency      Foreign
                            Forward Contracts     Options               Currency Swaps
                            1996       1995       1996       1995       1996       1995
                              ----------------------------------------------------------------------
                            (in millions)
                            ----------------------------------------------------------------
   Balance at beginning of
    year                    $    15.7  $    21.2  $    99.2  $      --  $    15.0  $      --
   New contracts                406.9      131.2    1,168.8      356.6         --       15.0
   Terminations and            (171.1)    (136.7)  (1,224.1)    (257.4)        --         --
    maturities              ---------  ---------  ---------  ---------  ---------  ---------
   Balance at end of year   $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
                            =========  =========  =========  =========  =========  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
9.RESTRICTIONS, COMMITMENTS AND
  CONTINGENCIES CONTINUED

  INTEREST RATE CAPS
  The interest rate cap agreements, which expire in 1997 through 2003, enti-tle the Company to receive payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the ef-fect of fluctuating interest rates. The premium paid for the interest rate caps is included in other assets ($20,800,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SWAPTIONS
  Swaptions, which expire in 2002, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference be-tween the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect the assets supporting its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is in-cluded in other assets ($11,000,000 as of December 31, 1996) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

  SPREAD LOCKS
  Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified U.S. Treasury note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity U.S. Treasury security and the price sensitivity of the swap at that time. It is ex-pressed in dollars-per-basis point. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

  FINANCIAL FUTURES
  The Company uses exchange-traded financial futures contracts and options on those financial futures to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. Op-tions on financial futures give the Company the right, but not the obliga-tion, to assume a long or short position in the underlying futures at a specified price during a specified time period.

  FOREIGN CURRENCY DERIVATIVES
  The Company uses a combination of foreign exchange forward contracts, for-eign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified fu-ture date.

  ADDITIONAL DERIVATIVE INFORMATION
  Expenses for the agreements and contracts described above amounted to $6,900,000 and $5,600,000 in 1996 and 1995, respectively. Deferred losses of $37,600,000 as of December 31, 1996, were the result of: 1) terminated and expired spread-lock agreements; and 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such secu-rities.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, for-eign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of these counterparties. The credit risk associated with such agreements is minimized by purchasing such agree-ments from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1996, the exposure was $17,500,000.

10.FAIR VALUE OF FINANCIAL INSTRUMENTS

  The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Ac-

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  cordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

  BONDS
  Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values ob-tained from independent pricing services. In the case of private place-ments, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of affiliated common stocks are based on quoted market prices.

  MORTGAGE LOANS ON REAL ESTATE
  The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income when compared to the expected yield for mortgages having sim-ilar characteristics. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service cov-erage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loan are measured based on: 1) the present value of expected future cash flows discounted at the loan's effective in-terest rate; 2) the loan's market price; or 3) the fair value of the col-lateral if the loan is collateral dependent.

  POLICY LOANS
  The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consis-tent with the maturity durations assumed. These durations were based on historical experience.

  OTHER INVESTMENTS AND CASH AND INVESTED CASH
  The carrying value for assets classified as other investments and cash and invested cash in the accompanying balance sheet approximates their fair value.

  INVESTMENT-TYPE INSURANCE CONTRACTS
  The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment-type insurance contracts (i.e., de-posit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guar-anteed interest and similar contracts are based on their approximate sur-render values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities consistent with those remaining for the contracts being valued.

  The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate con-clusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabili-ties defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insur-ance contract liabilities.

  SHORT-TERM DEBT
  Fair values of short-term debt approximates carrying values.

  GUARANTEES
  The Company's guarantees include guarantees related to real estate partner-ships and mortgage loan pass-through certificates. Based on historical per-formance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

  DERIVATIVES
  The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, options on financial futures, interest rate swaps, call options, foreign currency options and foreign currency swaps.

  Fair values for derivative contracts are based on current settlement val-ues. These values are based on: 1) quoted market prices for the foreign currency exchange contracts, financial future contracts, and options on fi-nancial futures; and 2) brokerage quotes that utilized pricing models or formulas using current assumptions for all other swaps and agreements.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  INVESTMENT COMMITMENTS
  Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real es-tate are based on the difference between the value of the committed invest-ments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commit-ments.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

10.FAIR VALUE OF FINANCIAL INSTRUMENTS
  CONTINUED

  The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                             December 31
                                             ----------------------------------------------
                                             1996                    1995
                                             ----------------------  ----------------------
                                             Carrying    Fair        Carrying    Fair
   Assets (Liabilities)                      value       value       value       value
   ----------------------------------------  ----------  ----------  ----------  ----------
                                             (in millions)
                                             ----------------------------------------------
   Bonds                                     $ 19,389.6  $ 20,194.4  $ 17,729.7  $ 19,184.7
   ----------------------------------------
   Preferred stock                                239.7       248.5        89.9       103.6
   ----------------------------------------
   Unaffiliated common stock                      358.3       358.3       535.5       535.5
   ----------------------------------------
   Mortgage loans on real estate                2,976.7     3,070.9     2,909.7     3,081.9
   ----------------------------------------
   Policy loans                                   626.5       612.7       515.8       504.0
   ----------------------------------------
   Other investments                              282.7       282.7       248.0       248.0
   ----------------------------------------
   Cash and short-term investments                759.2       759.2       780.9       780.9
   ----------------------------------------
   Investment type insurance contracts:
   ----------------------------------------
    Deposit contracts and certain
    guaranteed interest contracts             (17,871.6)  (17,333.0)  (15,586.7)  (15,046.0)
   ----------------------------------------
    Remaining guaranteed interest and
    similar contracts                          (1,799.7)   (1,835.4)   (2,261.1)   (2,340.4)
   ----------------------------------------
   Short-term debt                               (100.0)     (100.0)      (63.0)      (63.0)
   ----------------------------------------
   Derivatives                                     26.5        13.8        23.7         5.8
   ----------------------------------------
   Investment commitments                            --         (.6)         --         (.8)
   ----------------------------------------

11.ACQUISITIONS AND SALES OF SUBSIDIARIES

  The Company sold its 100% interest in two subsidiaries--Se-curity Connecticut Life Insurance Company ("SCL") and Em-ployers Health Insurance Company ("EHI"). SCL was sold through a public offering of stock in January 1994. This transaction resulted in a realized gain of $90,000,000 and a direct increase in surplus of $24,000,000. Net of expenses, the Company received cash of $172,000,000 and notes of $65,000,000.

  EHI was also sold through public offerings in March and April 1994. LNC purchased 29% of the stock of the new pub-licly traded holding company from LNL. Prior to the sale, the Company received a $50,000,000 dividend in the form of a note. The sale transaction resulted in a realized gain of $133,000,000 and a direct reduction in surplus of $21,000,000 due to release of unrealized gain amounts, for a net surplus increase of $112,000,000. Net of expenses, the Company received cash of $348,000,000.

  In October 1996, the Company and its wholly owned subsidiary purchased a block of group tax qualified annuity business from UNUM Corporation. The transaction was completed in the form of a reinsurance transaction, which resulted in a ced-ing commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. The Company's subsidiary was required by the New York De-partment of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

  In its previously-filed 1996 NAIC Annual Statement, the Com-pany recorded the ceding commission as a nonadmitted asset, which was charged directly to unassigned surplus. According-ly, unassigned surplus was understated at December 31, 1996 by $62,300,000, net of amortization in 1996. In 1997, man-agement will correct its opening balance of unassigned sur-plus in its NAIC Annual Statement.

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

  The balance sheets include reinsurance balances with affiliated companies as follows:

                                                         December 31
                                                         1996     1995
                                                         -------- --------
                                                         (in millions)
                                                         -----------------
   Future policy benefits and claims assumed             $  312.7 $  344.8
   Future policy benefits and claims ceded                  891.8  1,344.5
   Amounts recoverable on paid and unpaid losses             31.2     65.9
   Reinsurance payable on paid losses                         2.7      5.5
   Funds held under reinsurance treaties--net liability   1,062.4    712.3

  Substantially all reinsurance ceded to affiliated companies is with unau-thorized companies. To take a reserve credit for such reinsurance, the Com-pany holds assets from the reinsurer, including funds held under reinsur-ance treaties, and is the beneficiary on letters of credit aggregating $314,200,000 and $306,800,000 at December 31, 1996 and 1995, respectively.
  At December 31, 1996 and 1995, LNC had guaranteed $239,200,000 and $241,400,000, respectively, of these letters of credit. At December 31, 1996, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $135,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

13. SEPARATE ACCOUNTS

  Separate account assets and liabilities reported in the accompanying bal-ance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The de-tailed operations of the separate accounts are not included in the accompa-nying financial statements. Fees charged on separate account policyholder deposits are included in other income.

  Separate account premiums, deposits and other considerations amounted to $4,148,700,000, $3,068,200,000 and $2,694,700,000 in 1996, 1995 and 1994,
  respectively. Reserves for separate accounts with assets at fair value were $23,047,800,000 and $17,891,400,000 at December 31, 1996 and 1995, respec-
  tively. All reserves are subject to discretionary withdrawal at market val-ue. Substantially all of the Company's separate accounts are nonguaranteed.
12. TRANSACTIONS WITH AFFILIATES

  A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional of-fices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $56,300,000, $43,300,000 and $41,200,000 in 1996, 1995 and 1994, respectively. LFGI in-
  curred expenses of $15,700,000, $10,400,000 and $10,700,000 in 1996, 1995
  and 1994, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not re-quired to reimburse.

  Cash and short-term investments at December 31, 1996 and 1995 include the Company's participation in a short-term investment pool with LNC of $175,100,000 and $324,000,000, respectively. Related investment income amounted to $15,300,000, $21,100,000 and $16,100,000 in 1996, 1995 and
  1994, respectively. Other liabilities at December 31, 1996 and 1995 include $100,000,000 of notes payable to LNC.

  The Company provides services to and receives services from affiliated com-panies which resulted in a net payment of $34,100,000 and $24,900,000 in 1996 and 1995, respectively.

  The Company both cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statement of income includes reinsurance transactions with affiliated companies as follows:

                      Year ended
                      December 31
                      1996   1995   1994
                      ------ ------ ------
                      (in millions)
                      --------------------
   Insurance assumed  $ 17.9 $ 17.6 $ 19.8
   Insurance ceded     302.8  214.4  481.3

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED

13. SEPARATE ACCOUNTS CONTINUED

  A reconciliation of transfers to (from) separate accounts are as follows:

                                                  Year ended
                                                  December 31
                                                  1996        1995
                    ----------------------------------------------------
                                                  (in millions)
                                                  ---------------------
   Transfers as reported in the Summary of
   Operations of various Separate Accounts:
    Transfers to separate accounts                $ 4,149.6   $ 3,070.2
    Transfers from separate accounts               (2,058.5)   (1,457.8)
                                                  ---------   ---------
   Net transfer to separate accounts as reported
   in the Company's NAIC Annual Statement         $ 2,091.1   $ 1,612.4
                                                  =========   =========

OTHER FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1996. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or per-mitted by the Indiana Department of Insurance, which practices differ from gen-erally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial posi-tion of The Lincoln National Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln Na-tional Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As described in Note 2, in 1994 the Company changed its method of accounting for separate account contracts.

                                    /s/ Ernst & Young LLP

February 6, 1997

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1996 (IN MILLIONS)

Investment income earned:
  Government bonds                                            $   74.6
  ---------------------------------------------------------------------
  Other bonds (unaffiliated)                                   1,367.6
  ---------------------------------------------------------------------
  Preferred stocks (unaffiliated)                                  9.6
  ---------------------------------------------------------------------
  Common stocks (unaffiliated)                                     6.5
  ---------------------------------------------------------------------
  Common stocks of affiliates                                      9.5
  ---------------------------------------------------------------------
  Mortgage loans                                                 269.3
  ---------------------------------------------------------------------
  Real estate                                                    114.4
  ---------------------------------------------------------------------
  Premium notes, policy loans and liens                           35.0
  ---------------------------------------------------------------------
  Cash on hand and on deposit                                      0.9
  ---------------------------------------------------------------------
  Short-term investments                                          48.0
  ---------------------------------------------------------------------
  Other invested assets                                           17.6
  ---------------------------------------------------------------------
  Derivative instruments                                          (6.3)
  ---------------------------------------------------------------------
  Aggregate write-ins for investment income                       11.1
  ----------------------------------------------------------- --------
Gross investment income                                       $1,957.8
------------------------------------------------------------- ========
Real estate owned (cost, less encumbrances)                   $  621.3
------------------------------------------------------------- ========
Mortgage loans (unpaid balance):
  Farm mortgages                                              $    1.1
  ---------------------------------------------------------------------
  Residential mortgages                                            3.7
  ---------------------------------------------------------------------
  Commercial mortgages                                         2,971.9
  ----------------------------------------------------------- --------
Total mortgage loans                                          $2,976.7
------------------------------------------------------------- ========
Mortgage loans by standing (unpaid balance):
  Good standing                                               $2,922.1
  ----------------------------------------------------------- ========
  Good standing with restructured terms                       $   39.6
  ----------------------------------------------------------- ========
  Interest overdue more than three months, not in foreclosure $     --
  ----------------------------------------------------------- ========
  Foreclosure in process                                      $   14.9
  ----------------------------------------------------------- ========
Other long-term assets (statement value)                      $  248.1
------------------------------------------------------------- ========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
  Common stocks                                                  $    194.0
  -------------------------------------------------------------  ==========
Bonds and short-term investments by class and maturity:
 Bonds by maturity (statement value):
  Due within one year or less                                    $  1,618.0
  -------------------------------------------------------------
  Over 1 year through 5 years                                       5,928.1
  -------------------------------------------------------------
  Over 5 years through 10 years                                     6,025.9
  -------------------------------------------------------------
  Over 10 years through 20 years                                    3,670.6
  -------------------------------------------------------------
  Over 20 years                                                     2,860.4
  -------------------------------------------------------------  ----------
Total by maturity                                                $ 20,103.0
---------------------------------------------------------------  ==========
 Bonds by class (statement value):
  Class 1                                                        $ 14,013.7
  -------------------------------------------------------------
  Class 2                                                           4,504.1
  -------------------------------------------------------------
  Class 3                                                             807.6
  -------------------------------------------------------------
  Class 4                                                             705.9
  -------------------------------------------------------------
  Class 5                                                              71.4
  -------------------------------------------------------------
  Class 6                                                               0.3
  -------------------------------------------------------------  ----------
Total by class                                                   $ 20,103.0
---------------------------------------------------------------  ==========
Total bonds publicly traded                                      $ 16,520.3
---------------------------------------------------------------  ==========
Total bonds privately placed                                     $  3,582.7
---------------------------------------------------------------  ==========
Preferred stocks (cost or amortized cost)                        $    239.7
---------------------------------------------------------------  ==========
Unaffiliated common stocks (market value)                        $    358.3
---------------------------------------------------------------  ==========
Short-term investments (cost or amortized cost)                  $    713.4
---------------------------------------------------------------  ==========
Financial options and caps owned (statement value)               $     32.2
---------------------------------------------------------------  ==========
Financial options and caps written (statement value)             $      0.3
---------------------------------------------------------------  ==========
Swap and forward agreements open (statement value)               $      0.2
---------------------------------------------------------------  ==========
Futures contracts open (current value)                           $    161.2
---------------------------------------------------------------  ==========
Cash on deposit                                                  $     45.8
---------------------------------------------------------------  ==========
Life insurance in-force:
  Ordinary                                                       $     97.9
  -------------------------------------------------------------  ==========
  Group life                                                     $     31.4
  -------------------------------------------------------------  ==========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     4.9
-----------------------------------------------------------------------------------------------  =========
Life insurance policies with disability provisions in-force:
  Ordinary                                                                                       $     4.9
  ---------------------------------------------------------------------------------------------  =========
  Group life                                                                                     $    12.9
  ---------------------------------------------------------------------------------------------  =========
Supplementary contracts in-force:
Ordinary--not involving life contingencies:
  Amount on deposit                                                                              $      --
  ---------------------------------------------------------------------------------------------  =========
  Income payable                                                                                 $     3.2
  ---------------------------------------------------------------------------------------------  =========
Ordinary--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Group--not involving life contingencies:
  Income payable                                                                                 $      --
  ---------------------------------------------------------------------------------------------  =========
Group--involving life contingencies:
  Income payable                                                                                 $     0.9
  ---------------------------------------------------------------------------------------------  =========
Annuities:
Ordinary:
  Immediate--amount of income payable                                                            $    68.4
  ---------------------------------------------------------------------------------------------  =========
  Deferred--fully paid account balance                                                           $     0.6
  ---------------------------------------------------------------------------------------------  =========
  Deferred--not fully paid account balance                                                       $   326.6
  ---------------------------------------------------------------------------------------------  =========
Group:
  Amount of income payable                                                                       $      --
  ---------------------------------------------------------------------------------------------  =========
  Fully paid account balance                                                                     $      --
  ---------------------------------------------------------------------------------------------  =========
  Not fully paid account balance                                                                 $    78.1
  ---------------------------------------------------------------------------------------------  =========
Accident and health insurance--premiums in-force:
  Ordinary                                                                                       $   180.6
  ---------------------------------------------------------------------------------------------  =========
  Group                                                                                          $    97.1
  ---------------------------------------------------------------------------------------------  =========
Deposit funds and dividend accumulations:
  Deposit funds account balance                                                                  $17,456.6
  ---------------------------------------------------------------------------------------------  =========
  Dividend accumulations--account balance                                                        $   114.7
  ---------------------------------------------------------------------------------------------  =========

LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA CONTINUED

DECEMBER 31, 1996 (IN MILLIONS)

Claim payments 1996:
Group Accident and Health:

   1996   $ 9.4
          =====
  --------------
   1995   $ 3.1
          =====
  --------------
   1994   $ 0.1
          =====
  --------------
   1993   $  --
          =====
  --------------
   1992   $(0.1)
          =====
  --------------
   Prior  $  --
          =====
  --------------

LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

NOTE--BASIS OF PRESENTATION
The accompanying schedule presents selected statutory-basis financial data as of December 31, 1996 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instruc-tions and agrees to or is included in the amounts reported in The Lincoln Na-tional Life Insurance Company's 1996 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our au-dit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in rela-tion to the statutory-basis financial statements taken as a whole.

                                    /s/ Ernst & Young LLP

February 6, 1997

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement:


         Statement of Assets and Liability -- December 31, 1996
         Statement of Operations -- Year ended December 31, 1996
         Statements of Changes in Net Assets -- Years ended December 31, 1996 and 1994
         Notes to Financial Statements -- December 31, 1996
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Consolidated Financial Statements and Schedules of The Lincoln National Life Insurance Company are included in Part B of the Registration Statement:


         Consolidated Balance Sheets -- December 31, 1995 and 1994 Consolidated Statements of Income -- Years ended December 31, 1995,
          1994, and 1993
         Consolidated Statements of Shareholder's Equity -- Years ended
          December 31, 1995, 1994, and 1993
         Consolidated Statements of Cash Flows -- Years Ended December 31,
          1995, 1994, and 1993
         Notes to Consolidated Financial Statements -- December 31, 1995
         Schedule I-Summary of Investments Other than Investments in Related Parties -- December 31, 1995
         Schedule III-Supplementary Insurance Information -- Years ended December 31, 1995, 1994, and 1993
         Schedule IV-Reinsurance -- Years ended December 31, 1995, 1994, and
          1993
         Schedule V-Valuation and Qualifying Accounts--Years ended December 31, 1995, 1994, and 1993
         Report of Ernst & Young LLP, Independent Auditors

The following Statutory Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI:

Balance Sheets--Years ended December 31, 1996 and 1995
Statements of Income--Years ended December 31, 1996, 1995 and 1994
Statements of Capital and Surplus--Years ended December 31, 1996, 1995, and 1994 Notes to Financial Statements--December 31, 1996
Supplemental Schedule of Selected Statutory Basis Financial Data--December 31, 1996
Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(3)(a) Underwriting Agreement

(3)(b) Amendment to Underwriting Agreement

(4)    Rider to Variable Annuity Contract.

(8) Services Agreement with the Delaware Management Company is incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(8)(a) Participation Agreement.

(8)(b) Amendment to Participation Agreement.

(8)(c) Amendment to the Indemnification Agreement

(9) Consent of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company as to legality of securities being issued.

(10) Consent of Ernst & Young LLP, Independent Auditors.

(13) Schedule for Computation of Performance Quotations is incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(14) Other Exhibits:
                 (a)  Organizational Chart of the Lincoln National Insurance
                       Holding Company System
                 (b)  Books and Records Report

17(a)  Financial Data Schedule Lincoln - National Variable Annuity Account H



17(b) Financial Data Schedule - Lincoln National Life Insurance Company - GAAP Financial Statements

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia*           President, Chief Executive Officer and Director

Carolyn P. Brody*        Vice President

Thomas L. Clagg*         Vice President and Associate General Counsel


Kelly D. Clevenger*      Vice President

Jeffrey K. Dellinger*    Vice President

Jack D. Hunter*          Executive Vice President and General Counsel

Donald E. Keller*        Vice President

Stephen H. Lewis*        Senior Vice President

H. Thomas McMeekin**     Director

Reed P. Miller*          Vice President



Ian M. Rolland**         Director

Lawrence T. Rowland ***  Executive Vice President

Keith J. Ryan*           Vice President, Chief Financial Officer and
                         Assistant Treasurer



Richard C. Vaughan**     Director

Roy V. Washington*       Vice President

Janet C. Whitney**       Vice President and Treasurer

C. Suzanne Womack**      Secretary and Assistant Vice President

O. Douglas Worthington*  Vice President, Controller and Assistant Treasurer

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 14(b): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                               NUMBER OF CONTRACTOWNERS


     As of December 31, 1996, there were 230,760 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     See prior filings.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

     (b)
         (1)                               (2)
  Name and Principal           Positions and Offices
  Business Address             with Underwriter

 *David L. Abzug               Regional Vice President
     5657 Lemona Avenue
     Van Nuys, CA 91411

  John A. Agar                 Regional Vice President
     1501 N. University Drive
     Little Rock, AR 72207

Robert B. Aprison                       Vice President
  2983 Bryn Wood Drive
  Madison, WI  53711

%Richard Armstrong                      Assistant Vice President

*William W. Bagnard                     Vice President

Steven L. Barnes                        Senior Vice President
  8000 Town Line Avenue South
  Suite 204
  Minneapolis, MN  55438

Michelle A. Bergeron                    Vice President
  4160 Gateswalk Drive
  Smyrna, GA 30080

Item 29.                              Principal Underwriter (continued)

     (1)                                         (2)
Name and Principal                    Positions and Offices
Business Address                      with Underwriter
------------------                    ---------------------

Joseph T. Blair                       Senior Vice President
  27 Drumlin Road
  West Simsbury, CT 06092


John A. Blanchard                     Regional Vice President
  6421 Aberdeen Road
  Mission Hills, KS 66208

Ian B. Bodell                         Senior Vice President

  3100 West End Avenue, Suite 870
  Nashville, TN 37215

Michael L. Brethower                  Vice President
  108 Hagen Court
  Georgetown, TX  78628

C. Alan Brown                         Regional Vice President
  4619 McPherson Avenue
  St. Louis, MO  63108

*Daniel C. Brown                      Senior Vice President

@J. Peter Burns                       Vice President

Brian C. Casey                        Regional Vice President
  9508 Cable Drive
  Kensington, MO 20895

Victor C. Cassato                     Vice President
  609 W. Littleton Blvd.
  Suite 310
  Littleton, CO 80121

Christopher J. Cassin                 Senior Vice President
  111 West Chicago Avenue
  Suite G3
  Hinsdale, IL 60521


Denise M. Cassin                      Regional Vice President
  1301 Stoney Creek Drive
  San Ramon, CA 94538

*Larry P. Clemmensen                      Director

*Kevin G. Clifford                        Director, Senior Vice President

Ruth M. Collier                           Vice President
  145 West 67th Street, Suite #12K
  New York, NY  10023

Thomas E. Cournoyer                       Vice President
  2333 Granada Boulevard
  Coral Gables, FL  33134

Douglas A. Critchell                      Vice President
  4116 Woodbine St.
  Chevy Chase, MD 20815

*Carl D. Cutting                          Vice President

Dan J. Delianedis                         Regional Vice President
  8689 Braxton Drive
  Eden Prairie, MN 55347

Michael A. Dilella                        Vice President
  P.O. Box 661
  Ramsey, NJ  07446

Item 29.                     Principal Underwriters (continued)

  (1)                                 (2)
Name and Principal           Positions and Offices
Business Address             with Underwriter
---------------------        ---------------------

G. Michael Dill              Senior Vice President
  505 East Main Street
  Jenks, OK 74037

Kirk D. Dodge                Vice President
  2617 Salisbury Road
  Ann Arbor, MI 48103

Peter J. Doran               Senior Vice President
  1205 Franklin Avenue
  Garden City, NY 11530

*Michael J. Downer           Secretary

Robert W. Durbin             Vice President
  74 Sunny Lane
  Tiffin, OH  44883


&Lloyd G. Edwards            Vice President


*Paul H. Fieberg             Senior Vice President

John Fodor                   Regional Vice President
  15 Latisquana Road
  Southborough, MA  01772

*Mark P. Freeman, Jr.        Director and President


Clyde E. Gardner             Senior Vice President
  Route 2, Box 3162
  Osage Beach, MO  65065

#Evelyn K. Glassford         Vice President

Jeffrey J. Greiner           Regional Vice President
  5898 Heather Glen Court

   Dublin, OH  43017



David E. Harper                               Senior Vice President
  R.D.1, Box 210, Rte 519
  Frenchtown, NJ  08825

Ronald R. Hulsey                              Vice President
  6744 Avalon
  Dallas, TX  75214

Robert S. Irish                               Regional Vice President
  1225 Vista Del Mar Dr.
  Delray Beach, FL  33483

*Robert L. Johansen                           Vice President and Controller

Michael J. Johnston                           Chairman of the Board
  630 Fifth Ave., 36th Floor
  New York, NY 10111

Victor J. Kriss                               Senior Vice President
  P. O. Box 274
  Surfside, CA 90743

Arthur J. Levine                              Vice President
  12558 Highlands Place
  Fishers, IN 46038

Item 29.                             Principal Underwriters (continued)

     (1)                                      (2)
Name and Principal                   Positions and Offices
Business Address                     with Underwriter
------------------                   ------------------------
#Karl A. Lewis                       Assistant Vice President

T. Blake Liberty                     Regional Vice President
  1940 Blake St., Ste. 303

  Denver, CO  80202

*Lorin E. Liesy                      Assistant Vice President

*Susan G. Lindgren                   Vice President - Institutional
                                     Investment Services Division

%Stella Lopez                        Vice President

+Robert W. Lovelace                  Director


Stephen A. Malbasa                   Regional Vice President
  13405 Lake Shore Boulevard
  Cleveland, OH  44110

Steven M. Markel                     Vice President
  5241 South Race St.
  Littleton, CO  80121

*John C. Massar                      Director and Senior Vice President

*E. Lee McClennahan                  Senior Vice President


Laurie B. McCurdy                    Regional Vice President
  3500 W. Camino de Urania
  Tucson, AZ 85255

%John V. McLaughlin                  Senior Vice President

Terry W. McNabb                      Vice President
  2002 Barrett Station Road
  St. Louis, MO  63131

*R. William Melinat                  Vice President
                                     Institutional Investment
                                     Services Division

David R. Murray                      Vice President
  25701 S. E. 32nd Place
  Issaquah, WA  98027

Stephen S. Nelson            Vice President
  7215 Trevor Road
  Charlotte, NC 28226


William E. Noe               Regional Vice President
  304 River Oaks Road
  Brentwood, TN 37027

Peter A. Nyhus               Regional Vice President
  3084 Wilds Ridge Court
  Prior Lake, MN 55372

Eric P. Olson                Regional Vice President
  62 Park Drive
  Glenview, IL 60025

Frederic Phillips            Vice President
  32 Ridge Avenue
  Newton Centre, MA  02159


#Candance D. Pilgrim         Assistant Vice President

Item 29.                     Principal Underwriters (continued)
-------

  (b)  (continued)
  (1)                                 (2)
Name and Principal           Positions and Offices
Business Address             with Underwriter
------------------           ---------------------

Carl S. Platou               Regional Vice President
  4021 96th Avenue, SE
  Mercer Island, WA 98040

*John O. Post, Jr.           Vice President

Steven J. Reitman            Vice President
  212 The Lane
  Hinsdale, IL 60521

Brian A. Roberts             Regional Vice President
  12025 Delmahoy Drive
  Charlotte, NC 28277

George S. Ross               Vice President
  55 Madison Avenue
  Morristown, NJ 07962

*Julie D. Roth               Vice President

*James F. Rothenberg         Director

Douglas F. Rowe              Regional Vice President
  30309 Oak Tree Drive
  Georgetown, TX 78628

Christopher Rowey            Regional Vice President

  9417 Beverlywood Street
  Los Angeles, CA 90034

Dean B. Rydquist             Vice President

  1080 Bay Pointe Crossing
  Alpharetta, GA 30202

Richard R. Samson            Vice President
  4604 Glencoe Ave., #4

  Marina Del Rey, CA 90292


Joe D. Scarpitti                 Regional Vice President
  31465 St. Andrews
  Westlake, OH 44145

*Daniel B. Seivert               Assistant Vice President

*R. Michael Shanahan             Director


David W. Short                   Director and Senior Vice President
  1000 RIDC Plaza, Suite 212
  Pittsburgh, PA 15238


William P. Simon, Jr.            Vice President
  554 Canterbury Lane
  Berwyn, PA 19312


*John C. Smith                   Assistant Vice President
                                 Institutional Investment Services
                                 Division


*Mary E. Smith                   Assistant Vice President
                                 Institutional Investment Services
                                 Division

Rodney G. Smith                  Vice President
  100 N. Central Expressway
  Suite 1214
  Richardson, TX 75080


Nicholas D. Spadaccini           Regional Vice President
  855 Markley Woods Way
  Cincinnati, OH 45230

Item 29.                                  Principal Underwriters (continued)
--------
  (b)  (continued)
  (1)                                              (2)
Name and Principal                        Positions and Offices
Business Address                          with Underwriter
------------------                        ---------------------

Daniel S. Spradling                       Senior Vice President
  #4 West Fourth Avenue, Suite 406
  San Mateo, CA  94402


Thomas A. Stout                           Regional Vice President
  12913 Kendale Lane
  Bowie, MD 20715

Craig R. Strausser                        Regional Vice President

  17040 Summer Place
  Lake Oswego, OR 97035


Francis N. Strazzeri                      Regional Vice President
  31641 Saddletree Drive
  Westlake Village, CA 91361

*Drew Taylor                              Assistant Vice President

%James P. Toomey                          Assistant Vice President

&Christopher E. Trede                     Assistant Vice President

George F. Truesdail                       Vice President
  400 Abbotsford Court
  Charlotte, NC 28270

Scott W. Ursin-Smith                      Regional Vice President
  606 Glenwood Avenue
  Mill Valley, CA 94941



*David M. Ward                            Assistant Vice President
                                          Institutional Investment Services
                                          Division

Thomas E. Warren                          Regional Vice President

  4001 Crockers Lake Blvd.
  Sarasota, FL 34238


*J. Kelly Webb                            Senior Vice President and Treasurer

Gregory J. Weimer            Vice President
  125 Surrey Drive
  Canonsburg, PA 15317

#Timothy W. Weiss            Director


**N. Dexter Williams         Vice President


Timothy J. Wilson            Regional Vice President
  113 Farmview Place
  Venetia, PA 15367

#Laura L. Wimberly           Assistant Vice President

*Marshall D. Wingo           Director and Senior Vice President

*Robert L. Winston           Director and Senior Vice President

William Yost                 Regional Vice President
  9320 Overlook Trail
  Eden Prairie, MN 55347

Janet M. Young               Regional Vice President
  1616 Vermont
  Houston, TX 77006

Scott D. Zambon              Regional Vice President
  209 Robinson Drive
  Tustin Ranch, CA 92782

* Business Address, 333 South Hope Street, Los Angeles, CA 90071
**Business Address, One Market Plaza, Steuart Tower, Suite 1800, San Francisco,
  CA 94111
+ Business Address, 11100 Santa Monica Blvd., Los Angeles, CA 90025
# Business Address, 135 South State College Boulevard, Brea, CA 92821
% Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
@ Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
& Business Address, 8332 Woodfield Crossing Boulevard, Indianapolis, IN
  46240

Item 32(d)
----------

     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933, and duly has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 31st day of March, 1997.

                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                        ACCOUNT H (American Legacy II)
                                        (Registrant)


                                       By: /s/ Stephen H. Lewis
                                           -------------------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)


                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY (LNL)
                                           (Depositor)

                                       By: /s/ Jon A. Boscia
                                           -------------------------------------
                                           Jon A. Boscia
                                           President
                                           (Title)



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                          Date
---------                     -----                          ----

/s/ Jon A. Boscia             President, Chief Executive     March 31, 1997
-----------------             Officer & Director             ----------------
Jon A. Boscia                 (Principal Executive
                              Officer)

/s/ Jack D. Hunter            Executive Vice President,      March 31, 1997
------------------            General Counsel & Director     ----------------
Jack D. Hunter


----------------------        Executive Vice President       ----------------
Lawrence T. Rowland           and Director


**                            Vice President and Controller  March 31, 1997
--------------------------    (Principal Accounting          ----------------
O. Douglas Worthington         Officer)


/s/ Keith J. Ryan             Vice President, and Assistant  March 31, 1997
-----------------             Treasurer and Chief            ----------------
Keith J. Ryan                 Financial Officer (Principal
                              Financial Officer)

*                                                            March 31, 1997
----------------------        Director                       ----------------
Ian M. Rolland

----------------------        Director                       ----------------
H. Thomas McMeekin

/s/ Richard C. Vaughan        Director                       March 31, 1997
----------------------                                       ----------------
Richard C. Vaughan


*By /s/ Jeremy Sachs          pursuant to a Power of Attorney filed with the
    ----------------          initial Registration Statement
    Jeremy Sachs              Statement.

**By /s/ Jeremy Sachs         pursuant to a Power of Attorney filed with Post-
    -----------------         Effective Amendment No. 5 to this Registration
    Jeremy Sachs              Statement.